UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811- 08243
The Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: August 31, 2011
Date of reporting period: February 28, 2011

Item 1.  Report to Stockholders.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Domestic Equity Index Funds

Direxion Monthly Small Cap Bull 2X Fund (DXRLX)	Direxion Monthly Small Cap Bear 2X Fund (DXRSX)

Fixed Income Funds

Direxion Monthly 10 Year Note Bull 2X Fund (DXKLX)	Direxion Monthly 10 Year Note Bear 2X Fund (DXKSX)
Dynamic HY Bond Fund (PDHYX)	HY Bear Fund (PHBRX)

Specialty Funds

Direxion Monthly Commodity Bull 2X Fund (DXCLX)

International Funds

Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)	Direxion Monthly Emerging Markets Bear 2X Fund (DXESX)
Direxion Monthly Developed Markets Bull 2X Fund (DXDLX)	Direxion Monthly Developed Markets Bear 2X Fund (DXDSX)
Direxion Monthly China Bull 2X Fund (DXHLX)

Money Market Funds

U.S. Government Money Market Fund (DXMXX)

Letter to Shareholders	4

Expense Example	10

Allocation of Portfolio Holdings	12

Schedule of Investments	13

Financial Statements	26

Financial Highlights	41

Notes to the Financial Statements	44

Additional Information	60

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Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Funds (the “Funds”) covers the period from September 1, 2010 to February 28, 2011 (the “Semi-Annual Period”). During the Semi-Annual Period, the equity markets continued and sustained the bull rally after a small pullback during the summer months of 2010. On the fixed income side, markets reacted negatively to issues both domestically and globally. Currencies were volatile; treasury rates slightly increased causing poor performance in bond funds. Gold was another strong performing sector during the time period and continues to perform well along with other precious metals such as copper, silver and platinum. Additionally, other commodities such as oil, grains, and livestock have performed very well for investors.
Except for the U.S. Government Money Market Fund, the Dynamic HY Bond Fund and the HY Bear Fund, the Funds seek to provide calendar month leveraged investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. These Funds are referred to as the “Leveraged Funds.” The term “calendar month” refers to the period from the close of the markets on the last business day of a given month until the close of the markets on the last business day of the subsequent month. The Leveraged Funds seek calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index. The U.S. Government Money Market Fund, the Dynamic HY Bond Fund and the HY Bear Fund do not seek leveraged investment results.
The Funds with the word “Bull” in their name (collectively, the “Bull Funds”) attempt to provide investment results that correlate to 200% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. Except for the HY Bear Fund, the Funds with the word “Bear” in their name (collectively, the “Bear Funds”) attempt to provide investment results that correlate to -200% of the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark. The correlations sought by the Bull Funds and the Bear Funds are generally a multiple of the returns of the target index or benchmark. For example, the monthly target for the Direxion Monthly Small Cap Bull 2X Fund is 200% of the calendar month price performance of the Russell 2000 Index, while the monthly target for the Direxion Monthly Small Cap Bear 2X Fund is 200% of the inverse, or opposite, of the calendar month price performance of the Russell 2000 Index. If, over a given calendar month, the Russell 2000 Index gains 1%, the Direxion Monthly Small Cap Bull 2X Fund is designed to gain approximately 2% (which is equal to 200% of 1%), while the Direxion Monthly Small Cap Bear 2X Fund is designed to lose approximately 2%. Conversely, if the Russell 2000 Index loses 1% over a given calendar month, the Direxion Monthly Small Cap Bull 2X Fund is designed to lose approximately 2%, while the Direxion Monthly Small Cap Bear 2X Fund is designed to gain approximately 2%.
Models are maintained to indicate the expected performance of each Leveraged Fund in light of the path of the relevant benchmark, the Fund’s expense ratios and the impact of leveraging the Fund’s portfolio. The models do not take into account the size of a Fund or any transaction fees associated with creating a Fund’s portfolio, but do take into account a Fund’s expense ratio and financing implications. The table below shows the Fund and the corresponding index or benchmark and the monthly target.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly Small Cap Bull 2X Fund Direxion Monthly Small Cap Bear 2X Fund	Russell 2000 Index	200% -200%

Direxion Monthly 10 Year Note Bull 2X Fund Direxion Monthly 10 Year Note Bear 2X Fund	NYSE Current 10-Year Note Treasury Index	200% -200%

Direxion Monthly Commodity Bull 2X Fund	Morgan Stanley Commodity Related Index	200%

Direxion Monthly Emerging Markets Bull 2X Fund Direxion Monthly Emerging Markets Bear 2X Fund	MSCI Emerging Markets Index	200% -200%

Direxion Monthly Developed Markets Bull 2X Fund Direxion Monthly Developed Markets Bear 2X Fund	MSCI EAFE Index	200% -200%

Direxion Monthly China Bull 2X Fund	FTSE/Xinhua China 25 Index	200%

This Semi-Annual report also includes the U.S. Government Money Market Fund, the Dynamic HY Bond Fund and the HY Bear Fund. The U.S. Government Money Market Fund seeks security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities. The Dynamic HY Bond Fund seeks to maximize total return (income plus capital appreciation)

4  DIREXION SEMI-ANNUAL REPORT

by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments. The Dynamic HY Bond Fund changed its investment objective during the Semi-Annual Period and no longer uses a credit derivative index and S&P 500 futures for exposure. The Dynamic HY Bond Fund maintained exposure by investing in high yield instruments through derivates and high yield exchange traded funds (“ETFs”). The Dynamic HY Bond Fund will now maintain a bullish stance on the market by obtaining additional exposure in high yield instruments and will typically have a 95-100% weighting in ETFs. The HY Bear Fund seeks to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments. The HY Bear Fund also changed its investment objective during the Semi-Annual Period and no longer used a credit derivative index and S&P 500 futures for exposure. The HY Bear Fund maintained exposure by investing short positions in high yield instruments through derivatives on high yield ETFs. The HY Bear Fund will now maintain a bearish stance on the market by obtaining additional inverse exposure in high yield and will typically have a 95-100% weighting in these ETFs.

Rafferty Asset Management (“Rafferty” or the “Adviser”) uses a number of investment techniques in an effort to achieve the stated goal for each Fund. For the Bull Funds, Rafferty attempts to magnify the returns of each Bull Fund’s index or benchmark for a calendar month by 200%. The Bear Funds are managed to provide returns inverse (or opposite) by -200% to the return of each Bear Fund’s index or benchmark for a calendar month. Rafferty creates net “long” positions for the Bull Funds and net “short” positions for the Bear Funds. (Rafferty may create short positions in the Bull Funds and long positions in the Bear Funds even though the net exposure in the Bull Funds will be long and the net exposure in the Bear Funds will be short.) Long positions move in the same direction as their index or benchmark, advancing when the index or benchmark advances and declining when the index or benchmark declines. Short positions move in the opposite direction of the index or benchmark, advancing when the index or benchmark declines and declining when the index or benchmark advances.

In seeking to achieve each Leveraged Fund’s monthly investment objective, Rafferty uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. Rafferty relies upon a pre-determined model to generate orders that result in repositioning each Fund’s investments in accordance with its monthly investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce monthly returns consistent with a Fund’s objective. As a consequence, if a Leveraged Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund. Each Leveraged Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

Each Leveraged Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. To meet its objectives, each Leveraged Fund invests in some combination of financial instruments so that it generates economic exposure consistent with the Fund’s investment objective. Financial instruments may include ETFs, stock index futures contracts, option on securities and stock indices and swap agreements. Each Leveraged Fund invests significantly in swap agreements. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

All the Funds except the U.S. Government Money Market Fund may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

The Leveraged Funds are exposed to the risk that adverse calendar month performance of a Fund’s target index will be leveraged. This means that, if a Leveraged Fund’s target index experiences an adverse calendar month performance, your investment in the Fund will be reduced by an amount equal to 2% for every 1% of adverse performance, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. A Leveraged Fund could theoretically lose an amount greater than its net assets in the event of a movement of its target index in excess of 50% in a direction adverse to the Fund (meaning a decline in the value of the target index of a Bull Fund and a gain in the value of the target index for a Bear Fund). Further, purchasing shares intra-calendar month may result in greater than 200% exposure to the performance of the target index if the target index moved in a direction adverse to the Leveraged Fund between the end of the last calendar month and the time the investor purchased Fund shares.

DIREXION SEMI-ANNUAL REPORT  5

On the last business day of each calendar month, each Leveraged Fund will position its portfolio to ensure that the Fund’s exposure to its benchmark is consistent with the Fund’s stated goals. The impact of market movements during the calendar month will determine whether the portfolio needs to be repositioned. If the target index rises from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should rise, meaning the Fund’s exposure may need to be increased. Conversely, if the target index falls from the beginning of a calendar month to the end of the calendar month, a Bull Fund’s net assets should fall, meaning the Fund’s exposure may need to be reduced. If the target index rises from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should fall, meaning the Fund’s exposure may need to be reduced. If the target index falls from the beginning of a calendar month to the end of the calendar month, a Bear Fund’s net assets should rise, meaning the Fund’s exposure may need to be increased. A Leveraged Fund’s portfolio may also need to be changed to reflect changes in the composition of an index. Rafferty increases the Leveraged Fund’s exposure when its assets rise and reduces the Fund’s exposure when its assets fall.

While Rafferty attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a Leveraged Fund and the performance of its index or benchmark), certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its investment objective due to fees and expenses, high portfolio turnover, transaction costs, significant purchase and redemption activity by Fund shareholders and/or a temporary lack of liquidity in the markets for the securities held by the Fund. In addition, even though a Leveraged Fund may meet its calendar month target over a period of time, this will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of monthly market fluctuations, the use of leverage and the Bear Funds’ inverse correlation. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index repositioning or reconstitution events may hinder the Leveraged Funds’ ability to meet their calendar monthly leveraged investment objective in that month. Each Leveraged Fund seeks to rebalance its portfolio monthly to keep leverage consistent with each Fund’s calendar month leveraged investment objective.

Factors that materially affected the performance of each Fund during the year

Market Volatility

Each Leveraged Fund seeks to provide a return which is a multiple of the calendar month performance of its benchmark. Each Leveraged Fund rebalances its portfolio on a calendar month basis, increasing exposure in response to that calendar month’s gains or reducing exposure in response to that calendar month’s losses. Calendar month rebalancing will impair a Leveraged Fund’s performance if the benchmark experiences volatility. For instance, a hypothetical 2X Bull Fund would be expected to lose 4% if its benchmark provided no return over a one year period during which its benchmark experienced annualized volatility of 20%. A hypothetical 2X Bear Fund would be expected to lose 12% if its benchmark provided no return over a one year period during which its benchmark experienced annualized volatility of 20%. At higher ranges of volatility, there is a chance of a near complete loss of Leveraged Fund value even if the benchmark is flat. For instance, if annualized volatility of the benchmark is 90%, both a Bull and a Bear Fund targeted to the same benchmark would be expected to lose more than 76% and 99% respectively, of their value even if the cumulative benchmark return for the year was 0%. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index. The one year volatility and one year return for each index is presented below.

Each Leveraged Fund seeks to rebalance its portfolio monthly to keep leverage consistent with each Fund’s monthly investment objective. Each Leveraged Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a calendar month. Each Leveraged Fund rebalances its portfolio on a calendar month-end basis, increasing exposure in response to that month’s gains or reducing exposure in response to that month’s losses. This means that for a period longer than one month, the pursuit of monthly goals may result in monthly leveraged compounding. It also means that the return of an index over a period of time greater than one month multiplied by the Leveraged Fund’s daily target (e.g., 200% or – 200%) generally will not equal the Fund’s performance over that same period. As a result, over time, the cumulative percentage increase or decrease in the value of the Leveraged Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Leveraged Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Leveraged Fund. It also is expected that the Leveraged Fund’s use of leverage will cause it to underperform the compounded return of two times (for a 2X Fund) its benchmark in a trendless or flat market. The effect of compounding becomes more pronounced on the Leveraged

6  DIREXION SEMI-ANNUAL REPORT

Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index.

Dramatic Index Movement

Each Bull Fund seeks calendar month exposure to its target index equal to 200% of its net assets while each Bear Fund seeks calendar month exposure to its target index equal to – 200% of its net assets. As a consequence, a Leveraged Fund could theoretically lose an amount greater than its net assets in the event of a movement of its target index in excess of 50% in a direction adverse to the Leveraged Fund (meaning a decline in the value of the target index of a Bull Fund and a gain in the value of the target index for a Bear Fund). Rafferty will attempt to position each Leveraged Fund’s portfolio to ensure it does not lose more than 90% of its net asset value in a given calendar month. The cost of such downside protection will be symmetrical limitations on gains. If Rafferty successfully positions a Leveraged Fund’s portfolio to provide such limits, a Leveraged Fund’s portfolio and net asset value will not be responsive to movements in its target index beyond 45% in a given calendar month, whether that movement is favorable or adverse to the Leveraged Fund. For example, if a Bull Fund’s target index were to gain 50%, the Bull Fund might be limited to a calendar month gain of 90%, which corresponds to 200% of an index gain of 45%, rather than 200% of the index gain of 50%. Rafferty cannot be assured of similarly limiting a Leveraged Fund’s losses and shareholders should not expect such protection. In short, the risk of total loss exists. In the event of a severe index movement which results in a limit on gains and losses, a Fund’s performance may be inconsistent with its stated investment objective.

Projected Monthly Returns of a Leveraged Fund

A Bull Fund seeks to provide a calendar month return that is a multiple of the calendar month return of a target index or benchmark. Doing so requires the use of leveraged investment techniques, which necessarily incur financing charges. For instance, the Direxion Monthly Small Cap Bull 2X Fund seeks exposure to its benchmark in an amount equal to 200% of its assets, meaning it uses leveraged investment techniques to seek exposure to the Russell 2000 Index in an amount equal to 200% of its net assets. In light of the financing charges and a Bull Fund’s operating expenses, the expected return of a Bull Fund is equal to the gross expected return, which is the calendar month benchmark return multiplied by 200%, minus (i) financing charges incurred by the portfolio and (ii) calendar month operating expenses. For instance, if the Russell 2000 Index returns 5% in a given calendar month, the gross expected return of the Direxion Monthly Small Cap Bull 2X Fund would be 10%, but the net expected return, which factors in the cost of financing the portfolio and the impact of operating expenses, would be lower. Each Leveraged Fund will reposition its portfolio on the last business day of a calendar month. Therefore, if an investor purchases Fund shares on the last business day of a calendar month, the investor’s exposure to the target index of a Bull Fund would reflect 200% of the performance of the index during the next calendar month, subject to charges and expenses noted above, regardless whether the investor sells the shares during that calendar month.

A Bear Fund seeks to provide a calendar month return which is a multiple of the inverse (or opposite) of the calendar month return of a target index or benchmark. To create the necessary exposure, a Bear Fund engages in short selling – borrowing and selling securities it does not own. The money that a Bear Fund receives from short sales – the short sale proceeds – is an asset of the Bear Fund that can generate income to help offset the Bear Fund’s operating expenses. However, the costs of creating short exposure, which may require the Fund’s counterparties to borrow and sell certain securities, may offset or outweigh such income. Each Leveraged Fund will reposition its portfolio on the last business day of a calendar month. Therefore, if an investor purchases Fund shares on the last business day of a calendar month, the investor’s exposure to the target index of a Bear Fund would reflect 200% of the inverse performance of the index during the next calendar month, subject to charges and expenses noted above, regardless whether the investor sells the shares during that calendar month.

The Projected Returns for Intra-Calendar Month Purchases of a Leveraged Fund

The Leveraged Funds seek calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. Each Leveraged Fund repositions its portfolio on the last business day of a given calendar month, increasing exposure in response to that calendar month’s gains or reducing exposure in response to that calendar month’s losses. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index. If the target index moves in a direction favorable to the Leveraged Fund, the investor will receive exposure to the target index less than 200%. Conversely, if the target index moves in a direction adverse to the Leveraged Fund, the investor will receive exposure to the target index greater than 200%. Investors may consult the Fund’s website at any point during the month to determine how the current value of a

DIREXION SEMI-ANNUAL REPORT  7

Leveraged Fund’s target index relates to the value of the target index at the end of the calendar month. Monthly repositioning will impair a Leveraged Fund’s performance if the index experiences volatility.

Counterparties

Certain Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include swap agreements and structured notes. The Funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Funds will not enter into any agreement involving a counterparty unless the Adviser believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Funds may enter into swap agreements with a limited number of counterparties, and certain of the Funds may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Funds and, as a result, the Funds may not be able to achieve their investment objectives.

Inverse Correlation

Each Bear Fund is negatively correlated to its index or benchmark and should lose money when its index or benchmark rises – a result that is the opposite from traditional mutual funds. Because each Bear Fund seeks calendar month returns inverse by a defined percentage to its index or benchmark, the difference between a Bear Fund’s calendar month return and the price performance of its index or benchmark may be negatively compounded during periods in which the markets decline.

Management Discussion of Fund Performance

During the Semi-Annual Period, the DJ Industrial Average Index returned 23.64%, the S&P 500 Index returned 27.72%, the Barclays Capital Aggregate Bond Index returned -0.83%, and the NASDAQ-100 Index returned 33.53%. A brief comparison of the actual versus expected returns for each of the funds in this Semi-Annual Report follows.

The Direxion Monthly Small Cap Bull 2X Fund and the Direxion Monthly Small Cap Bear 2X Fund seek to provide 200% and -200% of the monthly return of the Russell 2000 Index. The Direxion Monthly Small Cap Bull 2X Fund returned 83.35%, 34 basis points greater than its expected return of 83.01%. The Direxion Monthly Small Cap Bear 2X Fund returned -52.54%, 71 basis points less than its expected return of -51.83%. The Russell 2000 Index itself returned 37.54%.

The Direxion Monthly Developed Markets Bull 2X Fund and the Direxion Monthly Developed Markets Bear 2X Fund seek to provide 200% and -200% of the monthly return of the MSCI EAFE Index. The Direxion Monthly Developed Markets Bull 2X Fund returned 49.07%, 59 basis points less than its expected return of 49.66%. The Direxion Monthly Developed Markets Bear 2X Fund returned -40.72%, 20 basis points less than its expected return of -40.52%. The MSCI EAFE Index itself returned 23.98%.

The Direxion Monthly Emerging Markets Bull 2X Fund and the Direxion Monthly Emerging Markets Bear 2X Fund seek to provide 200% and -200% of the monthly return of the MSCI Emerging Markets Index. The Direxion Monthly Emerging Markets Bull 2X Fund returned 27.19%, 134 basis points lower than its expected return of 28.53%. The Direxion Monthly Emerging Markets Bear 2X Fund returned -31.19%, 101 basis points less than its expected return of -30.18%. The MSCI Emerging Markets Index itself returned 14.88%.

The Direxion Monthly 10 Year Note Bull 2X Fund and the Direxion Monthly 10 Year Note Bear 2X Fund seek to provide 200% and -200% of the monthly return of the NYSE Arca Current 10 Year Treasury Index. The Direxion Monthly 10 Year Note Bull 2X Fund returned -13.59%, 94 basis points less than its expected return of -12.65%. The Direxion Monthly 10 Year Note Bear 2X Fund returned 11.49%, 39 basis points less than its expected return of 11.88%. The NYSE Arca Current 10 Year Treasury Index itself returned -6.09%.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

8  DIREXION SEMI-ANNUAL REPORT

The Direxion Monthly Commodity Bull 2X Fund seeks to provide 200% of the monthly return of the Morgan Stanley Commodity Related Index. The Direxion Monthly Commodity Bull 2X Fund returned 94.17%, 86 basis points greater than its expected return of 93.31%. The Morgan Stanley Commodity Related Index itself returned 42.02%.

The Direxion Monthly China Bull 2X Fund seeks to provide 200% of the monthly return of the FTSE/Xinhua China 25 Index. The Direxion Monthly China Bull 2X Fund returned 15.26%, 8 basis points lower than its expected return of 15.34%. The FTSE/Xinhua China 25 Index itself returned 8.43%.

The Dynamic HY Bond Fund maintained bullish exposure by investing through derivates and in high yield ETFs. This bullish stance on the market resulted in the Fund returning 5.83% for the Semi-Annual Period.

The HY Bear Fund maintained bearish exposure by investing short positions in high yield instruments through derivates on high yield ETFs. This bearish stance on the market resulted in the Fund returning -11.11% for the Semi-Annual Period.

The U.S. Government Money Market Fund is a short-term investment vehicle that provides a useful service for those participating in our mutual fund product offerings. The U.S. Government Money Market Fund returned 0.09% for the Semi-Annual Period.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Regards,

Daniel O’Neill	Patrick Rudnick
Chief Investment Officer	Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

The views in this report were those of the Adviser as of February 28, 2011 and may not reflect their views on the date of this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense of the Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Developed Markets Bull 2X Fund, Direxion Monthly Developed Markets Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Emerging Markets Bear 2X Fund, Direxion Monthly 10 Year Note Bull 2X Fund, Direxion Monthly 10 Year Note Bear 2X Fund, Direxion Monthly Commodity Bull 2X Fund and Direxion Monthly China Bull 2X Fund, is 1.99%, 1.98%, 1.98%, 1.98%, 2.00%, 2.02%, 1.98%, 2.13%, 2.02% and 1.94% respectively, net of any fee, waivers or expense reimbursements.*

The total annual fund operating expense of the Dynamic HY Bond Fund and HY Bear Fund is, 1.89% and 1.93% respectively, net of any fee, waivers or expense reimbursements.*

An investment in the U.S. Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 29, 2011

*	The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratio would be 1.90% for the Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Developed Markets Bull 2X Fund, Direxion Monthly Developed Markets Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Emerging Markets Bear 2X Fund, Direxion Monthly 10 Year Note Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly China Bull 2X Fund and HY Bear Fund. Without Acquired Fund Fees and Expenses, total annual operating expense ratio would be 1.85% and 2.04% for the Dynamic HY Bond Fund and Direxion Monthly 10 Year Note Bear 2X Fund, respectively.

DIREXION SEMI-ANNUAL REPORT  9

Expense Example
February 28, 2011 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2010 — February 28, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10  DIREXION SEMI-ANNUAL REPORT

Expense Example
February 28, 2011 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	September 1, 2010	February 28, 2011	Period[2]

Direxion Monthly Small Cap Bull 2X Fund
Based on actual fund return	1.90%	$1,000.00	$1,833.50	$13.35
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Small Cap Bear 2X Fund
Based on actual fund return	1.87%	1,000.00	474.60	6.84
Based on hypothetical 5% return	1.87%	1,000.00	1,015.52	9.35
Direxion Monthly 10 Year Note Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	864.10	8.78
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly 10 Year Note Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	1,114.90	9.96
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Dynamic HY Bond Fund
Based on actual fund return	1.87%	1,000.00	1,058.30	9.54
Based on hypothetical 5% return	1.87%	1,000.00	1,015.52	9.35
HY Bear Fund
Based on actual fund return	1.90%	1,000.00	888.90	8.90
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Commodity Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	1,941.70	13.86
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Emerging Markets Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	1,271.90	10.70
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Emerging Markets Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	1,311.90	10.89
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Developed Markets Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	1,490.70	11.73
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Developed Markets Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	592.80	7.50
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly China Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	1,152.60	10.14
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
U.S. Government Money Market Fund
Based on actual fund return	0.05%	1,000.00	1,000.90	0.25
Based on hypothetical 5% return	0.05%	1,000.00	1,024.55	0.25

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

DIREXION SEMI-ANNUAL REPORT  11

Allocation of Portfolio Holdings
February 28, 2011 (Unaudited)

	Cash*	Swaps	Total

Direxion Monthly Small Cap Bull 2X Fund	100%	0%**	100%
Direxion Monthly Small Cap Bear 2X Fund	106%	(6%)	100%
Direxion Monthly 10 Year Note Bull 2X Fund	99%	1%	100%
Direxion Monthly 10 Year Note Bear 2X Fund	101%	(1%)	100%
Dynamic HY Bond Fund	100%	0%**	100%
HY Bear Fund	101%	(1%)	100%
Direxion Monthly Commodity Bull 2X Fund	101%	(1%)	100%
Direxion Monthly Emerging Markets Bull 2X Fund	106%	(6%)	100%
Direxion Monthly Emerging Markets Bear 2X Fund	100%	0%**	100%
Direxion Monthly Developed Markets Bull 2X Fund	97%	3%	100%
Direxion Monthly Developed Markets Bear 2X Fund	103%	(3%)	100%
Direxion Monthly China Bull 2X Fund	97%	3%	100%
U.S. Government Money Market Fund	100%	—	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

12  DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 87.9%
MONEY MARKET FUNDS - 87.9%
1,774,939	Fidelity Institutional Government Portfolio, 0.01% (a)	$1,774,939
1,774,939	Fidelity Institutional Money Market Portfolio, 0.16% (a)	1,774,939
1,774,940	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	1,774,940
4,554,940	Goldman Sachs Financial Square Government Fund, 0.05% (a)(b)	4,554,940
1,774,940	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	1,774,940

	TOTAL SHORT TERM INVESTMENTS (Cost $11,654,698)	$11,654,698

	TOTAL INVESTMENTS (Cost $11,654,698) - 87.9%	$11,654,698
	Other Assets in Excess of Liabilities - 12.1%	1,602,033

	TOTAL NET ASSETS - 100.0%	$13,256,731

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2011.

(b)	$2,780,000 of this security is held as collateral for swap contracts.

Direxion Monthly Small Cap Bull 2X Fund
Long Equity Swap Contracts
February 28, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation

Credit Suisse Capital, LLC	Russell 2000 Index	32,150	$26,515,966	0.187%	8/16/2012	$(31,989)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  13

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 100.0%
MONEY MARKET FUNDS - 100.0%
1,024,459	Fidelity Institutional Government Portfolio, 0.01% (a)	$1,024,459
1,024,459	Fidelity Institutional Money Market Portfolio, 0.16% (a)	1,024,459
1,024,460	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	1,024,460
3,024,460	Goldman Sachs Financial Square Government Fund, 0.05% (a)(b)	3,024,460
1,024,460	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	1,024,460

	TOTAL SHORT TERM INVESTMENTS (Cost $7,122,298)	$7,122,298

	TOTAL INVESTMENTS (Cost $7,122,298) - 100.0%	$7,122,298
	Other Assets in Excess of Liabilities - 0.0%	1,016

	TOTAL NET ASSETS - 100.0%	$7,123,314

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2011.

(b)	$2,000,000 of this security is held as collateral for swap contracts.

Direxion Monthly Small Cap Bear 2X Fund
Short Equity Swap Contracts
February 28, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation

Credit Suisse Capital, LLC	Russell 2000 Index	17,350	$13,861,245	(0.687%)	1/9/2012	$(447,714)

The accompanying notes are an integral part of these financial statements.
14  DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 10 Year Note Bull 2X Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 77.6%
MONEY MARKET FUNDS - 77.6%
2,136,028	Fidelity Institutional Government Portfolio, 0.01% (a)	$2,136,028
2,136,028	Fidelity Institutional Money Market Portfolio, 0.16% (a)	2,136,028
2,136,028	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	2,136,028
6,416,028	Goldman Sachs Financial Square Government Fund, 0.05% (a)(b)	6,416,028
2,136,028	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	2,136,028

	TOTAL SHORT TERM INVESTMENTS (Cost $14,960,140)	$14,960,140

	TOTAL INVESTMENTS (Cost $14,960,140) - 77.6%	$14,960,140
	Other Assets in Excess of Liabilities - 22.4%	4,306,931

	TOTAL NET ASSETS - 100.0%	$19,267,071

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2011.

(b)	$4,280,000 this security is held as collateral for swap contracts.

Direxion Monthly 10 Year Note Bull 2X Fund
Long Equity Swap Contracts
February 28, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Appreciation

Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	37,470	$38,380,863	(0.563%)	2/21/2012	$186,025

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  15

Direxion Monthly 10 Year Note Bear 2X Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 111.8%
MONEY MARKET FUNDS - 111.8%
3,865,698	Fidelity Institutional Government Portfolio, 0.01% (a)	$3,865,698
3,865,698	Fidelity Institutional Money Market Portfolio, 0.16% (a)	3,865,698
3,865,698	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	3,865,698
12,250,699	Goldman Sachs Financial Square Government Fund, 0.05% (a)(b)	12,250,699
3,865,699	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	3,865,699

	TOTAL SHORT TERM INVESTMENTS (Cost $27,713,492)	$27,713,492

	TOTAL INVESTMENTS (Cost $27,713,492) - 111.8%	$27,713,492
	Liabilities in Excess of Other Assets - (11.8)%	(2,931,032)

	TOTAL NET ASSETS - 100.0%	$24,782,460

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2011.

(b)	$8,385,000 of this security is held as collateral for swap contracts.

Direxion Monthly 10 Year Note Bear 2X Fund
Short Equity Swap Contracts
February 28, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation

Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	48,095	$49,250,118	(0.037%)	6/14/2012	$(271,290)

The accompanying notes are an integral part of these financial statements.
16  DIREXION SEMI-ANNUAL REPORT

Dynamic HY Bond Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 96.4%
MONEY MARKET FUNDS - 96.4%
68,028,640	Fidelity Institutional Government Portfolio, 0.01% (a)	$68,028,640
68,028,640	Fidelity Institutional Money Market Portfolio, 0.16% (a)	68,028,640
68,028,640	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	68,028,640
147,117,641	Goldman Sachs Financial Square Government Fund, 0.05% (a)(b)	147,117,641
68,028,640	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	68,028,640

	TOTAL SHORT TERM INVESTMENTS (Cost $419,232,201)	$419,232,201

	TOTAL INVESTMENTS (Cost $419,232,201) - 96.4%	$419,232,201
	Other Assets in Excess of Liabilities - 3.6%	15,468,473

	TOTAL NET ASSETS - 100.0%	$434,700,674

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2011.

(b)	$79,089,000 of this security is held as collateral for swap contracts.

Dynamic HY Bond Fund
Long Equity Swap Contracts
February 28, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Appreciation

Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	232,070	$21,396,888	(0.463%)	4/13/2012	$277,279
Credit Suisse Capital, LLC	iShares iBoxx $High Yield Corporate Bond Fund	2,118,822	195,195,895	(0.463%)	4/13/2012	747,034
Credit Suisse Capital, LLC	SPDR Barclays Capital High Yield Bond ETF	4,801,027	194,896,405	(0.463%)	4/13/2012	841,405

		7,151,919	$411,489,188			$1,865,718

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  17

HY Bear Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 96.4%
MONEY MARKET FUNDS - 96.4%
1,321,874	Fidelity Institutional Government Portfolio, 0.01% (a)	$1,321,874
1,321,874	Fidelity Institutional Money Market Portfolio, 0.16% (a)	1,321,874
1,321,874	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	1,321,874
2,911,873	Goldman Sachs Financial Square Government Fund, 0.05% (a)(b)	2,911,873
1,321,874	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	1,321,874

	TOTAL SHORT TERM INVESTMENTS (Cost $8,199,369)	$8,199,369

	TOTAL INVESTMENTS (Cost $8,199,369) - 102.1%	$8,199,369
	Liabilities in Excess of Other Assets - (2.1)%	(170,103)

	TOTAL NET ASSETS - 100.0%	$8,029,266

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2011.

(b)	$1,590,000 of this security is held as collateral for swap contracts.

HY Bear Fund
Short Equity Swap Contracts
February 28, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation

Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	4,300	$400,250	(0.537%)	4/3/2012	$(1,277)
Credit Suisse Capital, LLC	iShares iBoxx $High Yield Corporate Bond Fund	39,070	3,579,545	(0.737%)	4/3/2012	(34,869)
Credit Suisse Capital, LLC	SPDR Barclays Capital High Yield Bond ETF	88,600	3,580,637	(2.237%)	4/3/2012	(33,806)

		131,970	$7,560,432			$(69,952)

The accompanying notes are an integral part of these financial statements.
18  DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Commodity Bull 2X Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 89.5%
MONEY MARKET FUNDS - 89.5%
5,536,049	Fidelity Institutional Government Portfolio, 0.01% (a)	$5,536,049
5,536,049	Fidelity Institutional Money Market Portfolio, 0.16% (a)	5,536,049
5,536,049	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	5,536,049
37,039,784	Goldman Sachs Financial Square Government Fund, 0.05% (a)(b)	37,039,784
5,536,048	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	5,536,048

	TOTAL SHORT TERM INVESTMENTS (Cost $59,183,979)	$59,183,979

	TOTAL INVESTMENTS (Cost $59,183,979) - 89.5%	$59,183,979
	Other Assets in Excess of Liabilities - 10.5%	6,925,491

	TOTAL NET ASSETS - 100.0%	$66,109,470

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2011.

(b)	$31,503,737 of this security is held as collateral for swap contracts.

Direxion Monthly Commodity Bull 2X Fund
Long Equity Swap Contracts
February 28, 2011 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	(Depreciation)

Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	103,690	$109,613,810	(0.5635%)	2/17/2012	$(762,398)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	10,400	10,662,328	(0.5625%)	2/21/2012	255,483
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	11,900	12,488,691	(0.5615%)	2/28/2012	(2,473)

		125,990	$132,764,829			$(509,388)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  19

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 88.4%
MONEY MARKET FUNDS - 88.4%
3,831,946	Fidelity Institutional Government Portfolio, 0.01% (a)	$3,831,946
3,831,946	Fidelity Institutional Money Market Portfolio, 0.16% (a)	3,831,946
3,831,946	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	3,831,946
28,878,479	Goldman Sachs Financial Square Government Fund, 0.05% (a)(b)	28,878,479
3,831,946	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	3,831,946

	TOTAL SHORT TERM INVESTMENTS (Cost $44,206,263)	$44,206,263

	TOTAL INVESTMENTS (Cost $44,206,263) - 88.4%	$44,206,263
	Other Assets in Excess of Liabilities - 11.6%	5,790,844

	TOTAL NET ASSETS - 100.0%	$49,997,107

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2011.

(b)	$25,046,532 of this security is held as collateral for swap contracts.

Direxion Monthly Emerging Markets Bull 2X Fund
Long Equity Swap Contracts
February 28, 2011 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	(Depreciation)

Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	44,200	$1,992,840	(1.113%)	1/6/2012	$30,214
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	794,694	38,303,758	(1.113%)	1/12/2012	(1,984,340)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	611,200	28,902,442	(1.113%)	1/19/2012	(946,812)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	18,500	865,788	(1.113%)	1/26/2012	(19,421)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	97,600	4,424,023	(1.113%)	1/27/2012	41,394
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	4,800	219,932	(1.113%)	1/31/2012	(317)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	5,300	246,923	(1.113%)	2/2/2012	(4,404)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	2,600	120,950	(1.113%)	2/3/2012	(1,975)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	82,900	3,862,311	(1.113%)	2/8/2012	(68,471)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	39,900	1,818,236	(1.113%)	2/10/2012	8,054
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	600	27,245	(1.113%)	2/13/2012	219
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	209,000	9,509,311	(1.113%)	2/15/2012	57,565
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	88,800	3,984,830	(1.1115%)	2/17/2012	80,820
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	18,600	834,897	(1.1115%)	2/23/2012	16,771
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	165,100	7,561,125	(1.1115%)	2/28/2012	(1,192)

		2,183,794	$102,674,611			$(2,791,895)

The accompanying notes are an integral part of these financial statements.
20  DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Emerging Markets Bear 2X Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 74.6%
MONEY MARKET FUNDS - 74.6%
574,979	Fidelity Institutional Government Portfolio, 0.01% (a)	$574,979
574,979	Fidelity Institutional Money Market Portfolio, 0.16% (a)	574,979
574,979	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	574,979
3,551,223	Goldman Sachs Financial Square Government Fund, 0.05% (a)(b)	3,551,223
574,979	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	574,979

	TOTAL SHORT TERM INVESTMENTS (Cost $5,851,139)	$5,851,139

	TOTAL INVESTMENTS (Cost $5,851,139) - 74.6%	$5,851,139
	Other Assets in Excess of Liabilities - 25.4%	1,993,077

	TOTAL NET ASSETS - 100.0%	$7,844,216

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2011.

(b)	$2,976,244 of this security is held as collateral for swap contracts.

Direxion Monthly Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
February 28, 2011 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	(Depreciation)

Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	49,480	$2,245,943	(0.037%)	2/13/2012	$(19,760)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	192,600	8,834,721	(0.038%)	2/16/2012	15,515
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	4,200	188,496	(0.0385%)	2/23/2012	(3,823)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	61,300	2,786,722	(0.039%)	2/24/2012	(20,222)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	35,100	1,607,224	(0.039%)	2/28/2012	(14)

		342,680	$15,663,106			$(28,304)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  21

Direxion Monthly Developed Markets Bull 2X Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 96.9%
MONEY MARKET FUNDS - 96.9%
725,999	Fidelity Institutional Government Portfolio, 0.01% (a)	$725,999
725,999	Fidelity Institutional Money Market Portfolio, 0.16% (a)	725,999
725,998	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	725,998
1,755,998	Goldman Sachs Financial Square Government Fund, 0.05% (a)(b)	1,755,998
725,998	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	725,998

	TOTAL SHORT TERM INVESTMENTS (Cost $4,659,992)	$4,659,992

	TOTAL INVESTMENTS (Cost $4,659,992) - 96.9%	$4,659,992
	Other Assets in Excess of Liabilities - 3.1%	149,594

	TOTAL NET ASSETS - 100.0%	$4,809,586

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2011.

(b)	$1,030,000 of this security is held as collateral for swap contracts.

Direxion Monthly Developed Markets Bull 2X Fund
Long Equity Swap Contracts
February 28, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Appreciation

Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	156,320	$9,470,330	(0.413%)	7/16/2012	$148,736

The accompanying notes are an integral part of these financial statements.
22  DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Developed Markets Bear 2X Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 102.7%
MONEY MARKET FUNDS - 102.7%
129,024	Fidelity Institutional Government Portfolio, 0.01% (a)	$129,024
129,024	Fidelity Institutional Money Market Portfolio, 0.16% (a)	129,024
129,024	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	129,024
559,024	Goldman Sachs Financial Square Government Fund, 0.05% (a)(b)	559,024
129,024	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	129,024

	TOTAL SHORT TERM INVESTMENTS (Cost $1,075,120)	$1,075,120

	TOTAL INVESTMENTS (Cost $1,075,120) - 102.7%	$1,075,120
	Liabilities in Excess of Other Assets - (2.7)%	(28,633)

	TOTAL NET ASSETS - 100.0%	$1,046,487

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2011.

(b)	$430,000 of this security is held as collateral for swap contracts.

Direxion Monthly Developed Markets Bear 2X Fund
Short Equity Swap Contracts
February 28, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation

Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	34,020	$2,062,710	0.063%	6/4/2012	$(31,166)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  23

Direxion Monthly China Bull 2X Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 97.9%
MONEY MARKET FUNDS - 97.9%
973,692	Fidelity Institutional Government Portfolio, 0.01% (a)	$973,692
973,692	Fidelity Institutional Money Market Portfolio, 0.16% (a)	973,692
973,692	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	973,692
2,553,693	Goldman Sachs Financial Square Government Fund, 0.05% (a)(b)	2,553,693
973,692	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	973,692

	TOTAL SHORT TERM INVESTMENTS (Cost $6,448,461)	$6,448,461

	TOTAL INVESTMENTS (Cost $6,448,461) - 97.9%	$6,448,461
	Assets in Excess of Other Liabilities - 2.1%	138,337

	TOTAL NET ASSETS - 100.0%	$6,586,798

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2011.

(b)	$1,580,000 of this security is held as collateral for swap contracts.

Direxion Monthly China Bull 2X Fund
Long Equity Swap Contracts
February 28, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Appreciation

Credit Suisse Capital, LLC	iShares FTSE/Xinhua China 25 Index Fund	310,260	$12,952,855	0.237%	7/16/2012	$225,409

The accompanying notes are an integral part of these financial statements.
24  DIREXION SEMI-ANNUAL REPORT

U.S. Government Money Market Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 101.6%
MONEY MARKET FUNDS - 101.6%
19,988,527	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	$19,988,527

	TOTAL SHORT TERM INVESTMENTS (Cost $19,988,527)	$19,988,527

	TOTAL INVESTMENTS (Cost $19,988,527) - 101.6%	$19,988,527
	Liabilities in Excess of Other Assets - (1.6)%	(313,099)

	TOTAL NET ASSETS - 100.0%	$19,675,428

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2011.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  25

Statements of Assets and Liabilities
February 28, 2011 (Unaudited)

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Small Cap Bull	Small Cap Bear	10 Year Note Bull	10 Year Note Bear
	2X Fund	2X Fund	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$11,654,698	$7,122,298	$14,960,140	$27,713,492
Receivables:
Fund shares sold	1,903,641	609,297	4,563,488	202,415
Due from broker for swaps	—	—	—	566
Unrealized appreciation on swaps	—	—	186,025	—
Dividends and interest	168	116	325	335

Total assets	13,558,507	7,731,711	19,709,978	27,916,808

Liabilities:
Payables:
Fund shares redeemed	249,036	103,130	415,220	2,824,277
Due to broker for swaps	202	46,831	—	—
Unrealized depreciation on swaps	31,989	447,714	—	271,290
Accrued investment advisory fees	8,111	4,232	10,929	15,308
Accrued operating services fees	7,030	3,668	9,472	13,267
Accrued distribution expense	2,704	1,411	3,643	5,103
Accrued shareholder servicing fees	2,704	1,411	3,643	5,103

Total liabilities	301,776	608,397	442,907	3,134,348

Net Assets	$13,256,731	$7,123,314	$19,267,071	$24,782,460

Net Assets Consist Of:
Capital stock	$29,661,262	$61,545,542	$24,362,451	$35,338,894
Accumulated net investment loss	(108,185)	(136,092)	(252,457)	(245,428)
Accumulated net realized loss	(16,264,357)	(53,838,422)	(5,028,948)	(10,039,716)
Net unrealized appreciation (depreciation) on:
Swaps	(31,989)	(447,714)	186,025	(271,290)

Total Net Assets	$13,256,731	$7,123,314	$19,267,071	$24,782,460

Calculation of Net Assets Value Per Share:
Net assets	$13,256,731	$7,123,314	$19,267,071	$24,782,460
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)	269,992	720,000	762,431	2,686,555
Net asset value, redemption and offering price per share	$49.10	$9.89	$25.27	$9.22

Cost of Investments	$11,654,698	$7,122,298	$14,960,140	$27,713,492

The accompanying notes are an integral part of these financial statements.
26  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
February 28, 2011 (Unaudited)

			Direxion Monthly
	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$419,232,201	$8,199,369	$59,183,979
Receivables:
Fund shares sold	14,852,355	—	3,789,268
Deposits at broker for swaps	—	—	5,400,000
Unrealized appreciation on swaps	1,865,718	—	255,483
Dividends and interest	2,222	69	1,605

Total assets	435,952,496	8,199,438	68,630,335

Liabilities:
Payables:
Fund shares redeemed	733,289	—	354,542
Due to broker for swaps	—	92,064	1,295,774
Unrealized depreciation on swaps	—	69,952	764,871
Accrued investment advisory fees	206,166	3,219	41,715
Accrued operating services fees	164,932	2,791	36,153
Accrued distribution expense	68,722	1,073	13,905
Accrued shareholder servicing fees	68,722	1,073	13,905
Accrued excise tax expense	9,991	—	—

Total liabilities	1,251,822	170,172	2,520,865

Net Assets	$434,700,674	$8,029,266	$66,109,470

Net Assets Consist Of:
Capital stock	$431,326,601	$14,391,846	$72,738,598
Accumulated net investment loss	(488,186)	(157,437)	(388,942)
Undistributed (Accumulated) net realized gain (loss)	1,996,541	(6,135,191)	(5,730,798)
Net unrealized appreciation (depreciation) on:
Swaps	1,865,718	(69,952)	(509,388)

Total Net Assets	$434,700,674	$8,029,266	$66,109,470

Calculation of Net Assets Value Per Share:
Net assets	$434,700,674	$8,029,266	$66,109,470
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)	29,634,840	597,626	772,177
Net asset value, redemption and offering price per share	$14.67	$13.44	$85.61

Cost of Investments	$419,232,201	$8,199,369	$59,183,979

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  27

Statements of Assets and Liabilities
February 28, 2011 (Unaudited)

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Emerging Markets	Emerging Markets	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Assets:
Investments, at market value (Note 2)	$44,206,263	$5,851,139	$4,659,992	$1,075,120
Receivables:
Fund shares sold	3,907,101	3,485,723	12,724	205,966
Deposits at broker for swaps	5,770,000	100,000	—	—
Unrealized appreciation on swaps	235,037	15,515	148,736	—
Dividends and interest	1,808	204	65	25

Total assets	54,120,209	9,452,581	4,821,517	1,281,111

Liabilities:
Payables:
Fund shares redeemed	42,200	1,553,952	4,466	196,636
Due to broker for swaps	979,660	—	—	4,692
Unrealized depreciation on swaps	3,026,932	43,819	—	31,166
Accrued investment advisory fees	29,333	4,182	2,947	841
Accrued operating services fees	25,421	3,624	2,554	729
Accrued distribution expense	9,778	1,394	982	280
Accrued shareholder servicing fees	9,778	1,394	982	280

Total liabilities	4,123,102	1,608,365	11,931	234,624

Net Assets	$49,997,107	$7,844,216	$4,809,586	$1,046,487

Net Assets Consist Of:
Capital stock	$75,801,331	$29,324,724	$11,537,952	$8,348,355
Accumulated net investment loss	(408,238)	(326,546)	(40,418)	(159,852)
Accumulated net realized loss	(22,604,091)	(21,125,658)	(6,836,684)	(7,110,850)
Net unrealized appreciation (depreciation) on:
Swaps	(2,791,895)	(28,304)	148,736	(31,166)

Total Net Assets	$49,997,107	$7,844,216	$4,809,586	$1,046,487

Calculation of Net Assets Value Per Share:
Net assets	$49,997,107	$7,844,216	$4,809,586	$1,046,487
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)	716,427	937,801	103,548	75,943
Net asset value, redemption and offering price per share	$69.79	$8.36	$46.45	$13.78

Cost of Investments	$44,206,263	$5,851,139	$4,659,992	$1,075,120

The accompanying notes are an integral part of these financial statements.
28  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
February 28, 2011 (Unaudited)

	Direxion Monthly
	China Bull	U.S. Government
	2X Fund	Money Market Fund

Assets:
Investments, at market value (Note 2)	$6,448,461	$19,988,527
Receivables:
Fund shares sold	7,000	402,226
Due from Adviser	—	26,307
Due from broker for swaps	1,864	—
Unrealized appreciation on swaps	225,409	—
Dividends and interest	124	122

Total assets	6,682,858	20,417,178

Liabilities:
Payables:
Fund shares redeemed	84,805	729,540
Accrued investment advisory fees	4,443	—
Accrued operating services fees	3,850	7,469
Accrued distribution expense	1,481	—
Accrued shareholder servicing fees	1,481	4,150
Accrued excise tax expense	—	591

Total liabilities	96,060	741,750

Net Assets	$6,586,798	$19,675,428

Net Assets Consists Of:
Capital Stock	$13,051,377	$19,676,432
Accumulated net investment loss	(95,073)	—
Accumulated net realized loss	(6,594,915)	(1,004)
Net unrealized appreciation (depreciation) on:
Swaps	225,409	—

Total Net Assets	$6,586,798	$19,675,428

Calculation of Net Assets Value Per Share:
Net Assets	$6,586,798	$19,675,428
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)	133,375	19,675,450
Net asset value, redemption and offering price per share	$49.39	$1.00

Cost of Investments	$6,448,461	$19,988,527

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  29

Statements of Operations
For the Six Months ended February 28, 2011 (Unaudited)

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Small Cap Bull	Small Cap Bear	10 Year Note Bull	10 Year Note Bear
	2X Fund	2X Fund	2X Fund	2X Fund

Investment Income:
Interest income	$5,771	$9,786	$14,833	$14,050

Total investment income	5,771	9,786	14,833	14,050

Expenses:
Investment advisory fees	44,983	58,468	105,509	102,425
Operating services fees	38,985	50,672	91,441	88,769
Distribution expenses	14,994	19,489	35,170	34,142
Shareholder servicing fees	14,994	19,489	35,170	34,142

Total expenses before reimbursement	113,956	148,118	267,290	259,478
Less: Reimbursement of expenses from Adviser	—	(2,240)	—	—

Total expenses	113,956	145,878	267,290	259,478

Net investment loss	(108,185)	(136,092)	(252,457)	(245,428)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	1,989	—	—	—
Swaps	4,089,451	(14,606,418)	(5,007,406)	2,482,720

	4,091,440	(14,606,418)	(5,007,406)	2,482,720

Change in unrealized appreciation (depreciation) on:
Swaps	987,954	(1,119,587)	(425,574)	645,009

	987,954	(1,119,587)	(425,574)	645,009

Net realized and unrealized gain (loss) on investments	5,079,394	(15,726,005)	(5,432,980)	3,127,729

Net increase (decrease) in net assets resulting from operations	$4,971,209	$(15,862,097)	$(5,685,437)	$2,882,301

The accompanying notes are an integral part of these financial statements.
30  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
For the Six Months ended February 28, 2011 (Unaudited)

			Direxion Monthly
	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund

Investment Income:
Dividend income	$1,535,716	$—	$—
Interest income	40,106	7,947	18,557

Total investment income	1,575,822	7,947	18,557

Expenses:
Investment advisory fees	436,516	50,720	160,855
Operating services fees	349,213	43,957	139,408
Distribution expenses	145,505	16,907	53,618
Shareholder servicing fees	145,505	16,907	53,618

Total expenses before excise taxes	1,076,739	128,491	407,499
Excise taxes	9,991	—	—

Total expenses	1,086,730	128,491	407,499

Net investment income (loss)	489,092	(120,544)	(388,942)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on:
Investments	1,832,398	—	—
Futures	769,915	(159,041)	—
Swaps	375,049	(1,941,888)	21,835,299

	2,977,362	(2,100,929)	21,835,299

Capital gain distributions from regulated investment companies	305,018	—	—

Change in unrealized appreciation (depreciation) on:
Futures	(245)	(52,081)	—
Swaps	1,915,017	(106,845)	2,985,833

	1,914,772	(158,926)	2,985,833

Net realized and unrealized gain (loss) on investments	5,197,152	(2,259,855)	24,821,132

Net increase (decrease) in net assets resulting from operations	$5,686,244	$(2,380,399)	$24,432,190

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  31

Statements of Operations
For the Six Months ended February 28, 2011 (Unaudited)

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Emerging Markets	Emerging Markets	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Investment Income:
Interest income	$20,159	$3,099	$2,349	$1,375

Total investment income	20,159	3,099	2,349	1,375

Expenses:
Investment advisory fees	169,104	25,776	16,882	9,613
Operating services fees	146,557	22,340	14,631	8,332
Distribution expenses	56,368	8,592	5,627	3,205
Shareholder servicing fees	56,368	8,592	5,627	3,205

Total expenses before reimbursement	428,397	65,300	42,767	24,355
Less: Reimbursement of expenses from Adviser	—	(35)	—	—

Total expenses	428,397	65,265	42,767	24,355

Net investment loss	(408,238)	(62,166)	(40,418)	(22,980)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on:
Swaps	7,358,822	(2,923,271)	1,264,543	(1,888,382)

	7,358,822	(2,923,271)	1,264,543	(1,888,382)

Change in unrealized appreciation (depreciation) on:
Swaps	(686,988)	(141,099)	385,622	(165,047)

	(686,988)	(141,099)	385,622	(165,047)

Net realized and unrealized gain (loss) on investments	6,671,834	(3,064,370)	1,650,165	(2,053,429)

Net increase (decrease) in net assets resulting from operations	$6,263,596	$(3,126,536)	$1,609,747	$(2,076,409)

The accompanying notes are an integral part of these financial statements.
32  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
For the Six Months ended February 28, 2011 (Unaudited)

	Direxion Monthly
	China Bull	U.S. Government
	2X Fund	Money Market Fund

Investment Income:
Interest income	$5,739	$39,110

Total investment income	5,739	39,110

Expenses:
Investment advisory fees	39,794	93,943
Operating services fees	34,488	84,548
Distribution expenses	13,265	—
Shareholder servicing fees	13,265	46,971

Total expenses before reimbursement and excise taxes	100,812	225,462
Excise taxes	—	591
Less: Reimbursement of expenses from Adviser	—	(216,070)

Total expenses	100,812	9,983

Net investment income (loss)	(95,073)	29,127

Realized and unrealized gain (loss) on investments
Net realized loss on:
Swaps	(536,325)	—

	(536,325)	—

Change in unrealized appreciation (depreciation) on:
Swaps	1,504,174	—

	1,504,174	—

Net realized and unrealized gain on investments	967,849	—

Net increase in net assets resulting from operations	$872,776	$29,127

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  33

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	Small Cap Bull 2X Fund		Small Cap Bear 2X Fund
	Six Months Ended		Six Months Ended
	February 28, 2011	Year Ended	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

Increase (Decrease) in net assets from:
Operations
Net investment loss	$(108,185)	$(138,896)	$(136,092)	$(283,750)
Net realized gain (loss) on investments	4,091,440	(1,038,141)	(14,606,418)	(1,982,801)
Change in net unrealized appreciation (depreciation) on investments	987,954	(687,985)	(1,119,587)	671,873

Net increase (decrease) in net assets resulting from operations	4,971,209	(1,865,022)	(15,862,097)	(1,594,678)

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions (a)	1,775,453	(6,184,165)	(9,311,676)	28,836,927

Total increase (decrease) in net assets from capital share transactions	1,775,453	(6,184,165)	(9,311,676)	28,836,927

Total increase (decrease) in net assets	6,746,662	(8,049,187)	(25,173,773)	27,242,249

Net assets:
Beginning of year/period	6,510,069	14,559,256	32,297,087	5,054,838

End of year/period	$13,256,731	$6,510,069	$7,123,314	$32,297,087

Accumulated net investment loss, end of year/period	$(108,185)	$—	$(136,092)	$—

(a) Summary of capital share transactions is as follows:

	Direxion Monthly Small Cap Bull 2X Fund				Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended				Six Months Ended
	February 28, 2011		Year Ended		February 28, 2011		Year Ended
	(Unaudited)		August 31, 2010		(Unaudited)		August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares sold	1,427,563	$59,415,388	2,928,617	$90,339,689	2,926,492	$39,016,422	4,765,665	$98,089,763
Shares redeemed	(1,400,673)	(57,639,935)	(3,278,723)	(96,523,854)	(3,755,925)	(48,328,098)	(3,387,681)	(69,252,836)

Net increase (decrease)	26,890	$1,775,453	(350,106)	$(6,184,165)	(829,433)	$(9,311,676)	1,377,984	$28,836,927

The accompanying notes are an integral part of these financial statements.
34  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	10 Year Note Bull 2X Fund		10 Year Note Bear 2X Fund
	Six Months Ended		Six Months Ended
	February 28, 2011	Year Ended	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

Increase (Decrease) in net assets from:
Operations
Net investment loss	$(252,457)	$(369,554)	$(245,428)	$(402,943)
Net realized gain (loss) on investments	(5,007,406)	5,485,966	2,482,720	(5,296,543)
Change in net unrealized appreciation (depreciation) on investments	(425,574)	(520,374)	645,009	(830,327)

Net increase (decrease) in net assets resulting from operations	(5,685,437)	4,596,038	2,882,301	(6,529,813)

Distributions to shareholders:
Net realized gain	(1,866,265)	(771,760)	—	—

Total distributions to shareholders	(1,866,265)	(771,760)	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions (a)	(9,638,334)	8,182,228	5,876,631	6,832,083

Total increase (decrease) in net assets from capital share transactions	(9,638,334)	8,182,228	5,876,631	6,832,083

Total increase (decrease) in net assets	(17,190,036)	12,006,506	8,758,932	302,270

Net assets:
Beginning of year/period	36,457,107	24,450,601	16,023,528	15,721,258

End of year/period	$19,267,071	$36,457,107	$24,782,460	$16,023,528

Accumulated net investment loss, end of year/period	$(252,457)	$—	$(245,428)	$—

(a) Summary of capital share transactions is as follows:

	Direxion Monthly 10 Year Note Bull 2X Fund				Direxion Monthly 10 Year Note Bear 2X Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	February 28, 2011 (Unaudited)		August 31, 2010		February 28, 2011 (Unaudited)		August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares sold	3,951,897	$111,197,340	5,976,353	$163,375,381	8,663,765	$75,956,495	14,725,193	$149,540,522
Shares issued in reinvestment of distributions	72,031	1,843,981	29,019	764,077	—	—	—	—
Shares redeemed	(4,416,350)	(122,679,655)	(5,744,274)	(155,957,230)	(7,915,408)	(70,079,864)	(14,230,775)	(142,708,439)

Net increase (decrease)	(392,422)	$(9,638,334)	261,098	$8,182,228	748,357	$5,876,631	494,418	$6,832,083

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  35

Statements of Changes in Net Assets

	Dynamic HY Bond Fund		HY Bear Fund
	Six Months Ended		Six Months Ended
	February 28, 2011	Year Ended	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

Increase (Decrease) in net assets from:
Operations
Net investment income (loss)	$489,092	$(1,019,086)	$(120,544)	$(392,384)
Net realized gain (loss) on investments	2,977,362	9,953,850	(2,100,929)	(4,594,956)
Capital gain distributions from regulated investment companies	305,018	—	—	—
Change in net unrealized appreciation (depreciation) on investments	1,914,772	(828,047)	(158,926)	257,343

Net increase (decrease) in net assets resulting from operations	5,686,244	8,106,717	(2,380,399)	(4,729,997)

Distributions to shareholders:
Net investment income	(1,432,284)	(641,296)	—	—

Total distributions to shareholders	(1,432,284)	(641,296)	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions (a)	422,738,985	(28,963,963)	(34,486,678)	22,195,263

Total increase (decrease) in net assets from capital share transactions	422,738,985	(28,963,963)	(34,486,678)	22,195,263

Total increase (decrease) in net assets	426,992,945	(21,498,542)	(36,867,077)	17,465,266

Net assets:
Beginning of year/period	7,707,729	29,206,271	44,896,343	27,431,077

End of year/period	$434,700,674	$7,707,729	$8,029,266	$44,896,343

Accumulated net investment loss, end of year/period	$(488,186)	$455,006	$(157,437)	$(36,893)

(a)	Summary of capital share transactions is as follows:

	Dynamic HY Bond Fund				HY Bear Fund
	Six Months Ended				Six Months Ended
	February 28, 2011		Year Ended		February 28, 2011		Year Ended
	(Unaudited)		August 31, 2010		(Unaudited)		August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares sold	63,017,389	$909,084,438	46,510,846	$675,202,499	15,461,944	$220,675,384	25,275,495	$396,394,961
Shares issued in reinvestment of distributions	98,861	1,430,848	42,270	608,429	—	—	—	—
Shares redeemed	(34,029,155)	(487,776,301)	(48,163,659)	(704,774,891)	(17,833,712)	(255,162,062)	(23,840,419)	(374,199,698)

Net increase (decrease)	29,087,095	$422,738,985	(1,610,543)	$(28,963,963)	(2,371,768)	$(34,486,678)	1,435,076	$22,195,263

The accompanying notes are an integral part of these financial statements.
36  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	Commodity Bull 2X Fund		Emerging Markets Bull 2X Fund
	Six Months Ended		Six Months Ended
	February 28, 2011	Year Ended	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

Increase (Decrease) in net assets from:
Operations
Net investment loss	$(388,942)	$(491,269)	$(408,238)	$(555,474)
Net realized gain (loss) on investments	21,835,299	5,824,993	7,358,822	(238,612)
Change in net unrealized appreciation (depreciation) on investments	2,985,833	(2,981,833)	(686,988)	(1,648,237)

Net increase (decrease) in net assets resulting from operations	24,432,190	2,351,891	6,263,596	(2,442,323)

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions (a)	20,708,726	(1,535,804)	13,791,874	8,356,431

Total increase (decrease) in net assets from capital share transactions	20,708,726	(1,535,804)	13,791,874	8,356,431

Total increase (decrease) in net assets	45,140,916	816,087	20,055,470	5,914,108

Net assets:
Beginning of year/period	20,968,554	20,152,467	29,941,637	24,027,529

End of year/period	$66,109,470	$20,968,554	$49,997,107	$29,941,637

Accumulated net investment loss, end of year/period	$(388,942)	$—	$(408,238)	$—

(a) Summary of capital share transactions is as follows:

	Direxion Monthly Commodity Bull 2X Fund				Direxion Monthly Emerging Markets Bull 2X Fund
	Six Months Ended				Six Months Ended
	February 28, 2011		Year Ended		February 28, 2011		Year Ended
	(Unaudited)		August 31, 2010		(Unaudited)		August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares sold	1,432,947	$99,586,305	1,569,377	$78,004,550	3,475,078	$248,784,107	4,394,878	$256,081,619
Shares redeemed	(1,136,403)	(78,877,579)	(1,640,608)	(79,540,354)	(3,304,317)	(234,992,233)	(4,377,873)	(247,725,188)

Net increase (decrease)	296,544	$20,708,726	(71,231)	$(1,535,804)	170,761	$13,791,874	17,005	$8,356,431

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  37

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	Emerging Markets Bear 2X Fund		Developed Markets Bull 2X Fund
	Six Months Ended		Six Months Ended
	February 28, 2011	Year Ended	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

Increase (Decrease) in net assets from:
Operations
Net investment loss	$(62,166)	$(120,132)	$(40,418)	$(71,516)
Net realized gain (loss) on investments	(2,923,271)	(2,228,829)	1,264,543	(1,517,058)
Change in net unrealized appreciation (depreciation) on investments	(141,099)	37,026	385,622	(258,052)

Net increase (decrease) in net assets resulting from operations	(3,126,536)	(2,311,935)	1,609,747	(1,846,626)

Distributions to shareholders:
Net investment income	(264,380)	—	—	—
Return of capital	—	(1,035,024)	—	—

Total distributions to shareholders	(264,380)	(1,035,024)	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions (a)	4,451,938	8,544,405	834,052	1,048,782

Total increase (decrease) in net assets from capital share transactions	4,451,938	8,544,405	834,052	1,048,782

Total increase (decrease) in net assets	1,061,022	5,197,446	2,443,799	(797,844)

Net assets:
Beginning of year/period	6,783,194	1,585,748	2,365,787	3,163,631

End of year/period	$7,844,216	$6,783,194	$4,809,586	$2,365,787

Accumulated net investment loss, end of year/period	$(326,546)	$—	$(40,418)	$—

(a) Summary of capital share transactions is as follows:

	Direxion Monthly				Direxion Monthly
	Emerging Markets Bear 2X Fund				Developed Markets Bull 2X Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	February 28, 2011 (Unaudited)		August 31, 2010		February 28, 2011 (Unaudited)		August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares sold	12,279,963	$106,665,325	8,144,577	$121,069,622	767,488	$31,162,993	1,345,042	$48,285,380
Shares issued in reinvestment of distributions	22,873	217,524	62,900	913,212	—	—	—	—
Shares redeemed	(11,894,289)	(102,430,911)	(7,743,569)	(113,438,429)	(739,875)	(30,328,941)	(1,358,026)	(47,236,598)

Net increase (decrease)	408,547	$4,451,938	463,908	$8,544,405	27,613	$834,052	(12,984)	$1,048,782

The accompanying notes are an integral part of these financial statements.
38  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	Developed Markets Bear 2X Fund		China Bull 2X Fund
	Six Months Ended		Six Months Ended
	February 28, 2011	Year Ended	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

Increase (Decrease) in net assets from:
Operations
Net investment loss	$(22,980)	$(42,146)	$(95,073)	$(206,197)
Net realized loss on investments	(1,888,382)	(782,589)	(536,325)	(218,352)
Change in net unrealized appreciation (depreciation) on investments	(165,047)	125,326	1,504,174	48,749

Net increase (decrease) in net assets resulting from operations	(2,076,409)	(699,409)	872,776	(375,800)

Distributions to shareholders:
Net investment income	(136,872)	—	—	—
Return of capital	—	(475,001)	—	—

Total distributions to shareholders	(136,872)	(475,001)	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions(a)	(4,206,332)	7,912,147	(5,476,563)	(2,886,539)

Total increase (decrease) in net assets from capital share transactions	(4,206,332)	7,912,147	(5,476,563)	(2,886,539)

Total increase (decrease) in net assets	(6,419,613)	6,737,737	(4,603,787)	(3,262,339)

Net assets:
Beginning of year/period	7,466,100	728,363	11,190,585	14,452,924

End of year/period	$1,046,487	$7,466,100	$6,586,798	$11,190,585

Accumulated net investment loss, end of year/period	$(159,852)	$—	$(95,073)	$—

(a) Summary of capital share transactions is as follows:

	Direxion Monthly				Direxion Monthly
	Developed Markets Bear 2X Fund				China Bull 2X Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	February 28, 2011 (Unaudited)		August 31, 2010		February 28, 2011 (Unaudited)		August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares sold	1,370,871	$23,043,208	1,404,934	$39,295,119	1,057,767	$55,639,306	2,176,369	$102,403,728
Shares issued in reinvestment of distributions	7,388	135,004	17,780	459,789	—	—	—	—
Shares redeemed	(1,606,632)	(27,384,544)	(1,138,552)	(31,842,761)	(1,185,537)	(61,115,869)	(2,246,048)	(105,290,267)

Net increase (decrease)	(228,373)	$(4,206,332)	284,162	$7,912,147	(127,770)	$(5,476,563)	(69,679)	$(2,886,539)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  39

Statement of Changes in Net Assets

	U.S. Government Money Market Fund
	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010

Increase (Decrease) in net assets from:
Operations
Net investment income	$29,127	$27,591
Net realized gain on investments	—	—
Change in net unrealized appreciation on investments	—	—

Net increase in net assets resulting from operations	29,127	27,591

Distributions to shareholders:
Net investment income	(44,645)	(27,591)

Total distributions to shareholders	(44,645)	(27,591)

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions(a)	(41,049,700)	11,386,097

Total increase (decrease) in net assets from capital share transactions	(41,049,700)	11,386,097

Total increase (decrease) in net assets	(41,065,218)	11,386,097

Net assets:
Beginning of year/period	60,740,646	49,354,549

End of year/period	$19,675,428	$60,740,646

Undistributed net investment income, end of year/period	$—	$15,518

(a) Summary of capital share transactions is as follows:

	U.S. Government Money Market Fund
	Six Months Ended		Year Ended
	February 28, 2011 (Unaudited)		August 31, 2010
	Shares	Value	Shares	Value

Shares sold	184,508,176	$184,523,694	409,192,807	$409,192,807
Shares issued in reinvestment of distributions	22,980	22,980	21,168	21,168
Shares redeemed	(225,596,372)	(225,596,374)	(397,827,874)	(397,827,878)

Net increase (decrease)	(41,065,216)	$(41,049,700)	11,386,101	$11,386,097

The accompanying notes are an integral part of these financial statements.
40  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
	of Year/Period	(Loss)[3]	on Investments	from Operations	Income	Capital Gains	Distribution	Distributions	of Year/Period	Return[4]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[5]

Direxion Monthly Small Cap Bull 2X Fund
Six Months ended February 28, 2011 (Unaudited)	$26.78	$(0.36)	$22.68	$22.32	$—	$—	$—	$—	$49.10	83.35%[2]	$13,257	—	—	1.90%	1.90%	(1.80%)	0%[2]
Year ended August 31, 2010	24.54	(0.57)	2.81	2.24	—	—	—	—	26.78	9.13%	6,510	—	—	1.90%	1.90%	(1.80%)	0%
Year ended August 31, 2009	80.66	(0.25)	(55.87)	(56.12)	—	—	—	—	24.54	(69.58%)	14,559	—	—	2.16%	1.89%	(1.31%)	0%
Year ended August 31, 2008	120.08	1.10	(31.22)	(30.12)	(9.30)	—	—	(9.30)	80.66	(26.31%)	5,653	—	—	2.50%	1.75%	1.24%	723%
Year ended August 31, 2007	106.88	3.60	9.60	13.20	—	—	—	—	120.08	12.33%	3,561	—	—	3.19%	1.75%	2.76%	535%
Year ended August 31, 2006	113.20	2.96	(9.28)	(6.32)	—	—	—	—	106.88	(5.60%)	4,418	—	—	2.07%	1.75%	2.50%	762%
Direxion Monthly Small Cap Bear 2X Fund
Six months ended February 28, 2011 (Unaudited)	20.84	(0.12)	(10.83)	(10.95)	—	—	—	—	9.89	(52.54%)[2]	7,123	—	—	1.90%	1.87%	(1.75%)	0%[2]
Year ended August 31, 2010	29.50	(0.35)	(8.31)	(8.66)	—	—	—	—	20.84	(29.36%)	32,297	—	—	1.90%	1.90%	(1.78%)	0%
Year ended August 31, 2009	102.00	(0.80)	(2.50)	(3.30)	(8.20)	—	(61.00)	(69.20)	29.50	(48.97%)	5,055	—	—	2.20%	1.86%	(1.18%)	0%
Year ended August 31, 2008	116.10	1.70	(11.60)	(9.90)	(4.20)	—	—	(4.20)	102.00	(8.95%)	13,365	—	—	2.27%	1.75%	1.39%	0%
Year ended August 31, 2007	151.20	3.90	(39.00)	(35.10)	—	—	—	—	116.10	(23.21%)	29,669	—	—	2.15%	1.75%	3.25%	0%
Year ended August 31, 2006	198.80	4.10	(37.00)	(32.90)	(7.50)	—	(7.20)	(14.70)	151.20	(17.09%)	16,190	—	—	1.75%	1.88%	2.23%	0%
Direxion Monthly 10 Year Note Bull 2X Fund
Six months ended February 28, 2011 (Unaudited)	31.57	(0.26)	(4.00)	(4.26)	—	(2.04)	—	(2.04)	25.27	(13.59%)[2]	19,267	—	—	1.90%	1.90%	(1.79%)	0%[2]
Year ended August 31, 2010	27.36	(0.44)	5.57	5.13	—	(0.92)	—	(0.92)	31.57	19.41%	36,457	—	—	1.90%	1.90%	(1.63%)	1,445%
Year ended August 31, 2009	24.14	0.23	2.99	3.22	—	—	—	—	27.36	13.34%	24,451	—	—	1.73%	1.77%	0.88%	2,327%
Year ended August 31, 2008	20.12	0.40	4.35	4.75	(0.11)	(0.62)	—	(0.73)	24.14	24.07%	28,555	—	—	1.77%	1.75%	1.70%	2,086%
Year ended August 31, 2007	18.73	0.62 [6]	0.77	1.39	—	—	—	—	20.12	7.42%	8,215	8.80%	7.48%	3.07%	1.75%	3.20%[7]	1,083%
Year ended August 31, 2006	20.96	0.62 [6]	(2.39)	(1.77)	(0.33)	—	(0.13)	(0.46)	18.73	(8.52%)	14,776	8.84%	5.84%	4.75%	1.75%	3.53%[7]	889%
Direxion Monthly 10 Year Note Bear 2X Fund
Six months ended February 28, 2011 (Unaudited)	8.27	(0.08)	1.03	0.95	—	—	—	—	9.22	11.49%[2]	24,782	—	—	1.90%	1.90%	(1.80%)	0%[2]
Year ended August 31, 2010	10.89	(0.20)[8]	(2.42)	(2.62)	—	—	—	—	8.27	(24.06%)	16,024	2.04%	2.04%	1.90%	1.90%	(1.94%)[9]	0%
Year ended August 31, 2009	13.82	(0.76)[8]	(2.17)	(2.93)	—	—	—	—	10.89	(21.20%)	15,721	7.23%	7.18%	1.85%	1.80%	(6.78%)[9]	0%
Year ended August 31, 2008	17.57	(0.31)[8]	(3.26)	(3.57)	(0.04)	—	(0.14)	(0.18)	13.82	(20.46%)	37,471	8.02%	7.88%	1.89%	1.75%	(2.09%)[9]	0%
Year ended August 31, 2007	18.87	0.44 [8]	(1.03)	(0.59)	(0.21)	(0.50)	—	(0.71)	17.57	(3.27%)	5,794	11.92%	11.40%	2.27%	1.75%	2.37%[9]	0%
Year ended August 31, 2006	17.02	— [8]	1.85	1.85	—	—	—	—	18.87	10.87%	8,201	10.45%	10.45%	1.75%	1.75%	0.02%[9]	0%

[1]	Annualized
[2]	Not annualized.
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive to take advantage of anticipated changes in market conditions.
[6]	Net investment income (loss) before interest on short positions for the years ended August 31, 2007 and August 31, 2006 was $1.73 and $1.33, respectively.
[7]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2007 and 2006 was 8.93% and 7.63%, respectively.
[8]	Net investment income (loss) before interest on short positions for the years ended August 31, 2010, 2009, 2008, 2007 and 2006 were $(0.18), $0.05, $0.59, $2.25 and $1.64, respectively.
[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the years ended August 31, 2010, 2009, 2008, 2007 and 2006 were (1.81%), (1.40%), 4.04%, 12.02% and 8.73%, respectively.

DIREXION SEMI-ANNUAL REPORT  41

Financial Highlights

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
	of Year/Period	(Loss)[3]	on Investments	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[4]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[5]

Dynamic HY Bond Fund
Six months ended February 28, 2011 (Unaudited)	$14.07	$0.06	$0.75	$0.81	$(0.21)	$—	$—	$(0.21)	$14.67	5.83%[2]	$434,701	—	—	1.87%	1.87%	0.84%	1,481%[2]
Year ended August 31, 2010	13.53	(0.26)	1.45	1.19	(0.65)	—	—	(0.65)	14.07	8.82%	7,708	—	—	1.85%	1.85%	(1.74%)	0%
Year ended August 31, 2009	16.38	(0.17)[6]	(1.57)	(1.74)	(1.11)	—	—	(1.11)	13.53	(10.73%)	29,206	1.75%	1.73%	1.75%	1.73%	(1.24%)[7]	889%
Year ended August 31, 2008	18.67	0.32	(1.38)	(1.06)	(1.23)	—	—	(1.23)	16.38	(5.85%)	25,924	—	—	1.74%	1.74%	1.80%	241%
Year ended August 31, 2007	18.16	0.79	0.51	1.30	(0.79)	—	—	(0.79)	18.67	7.24%	76,536	—	—	1.52%	1.52%	4.16%	426%
Year ended August 31, 2006	19.00	0.77	0.23	1.00	(1.84)	—	—	(1.84)	18.16	5.58%	101,987	—	—	1.46%	1.46%	4.18%	805%
HY Bear Fund
Six months ended February 28, 2011 (Unaudited)	15.12	(0.13)	(1.55)	(1.68)	—	—	—	—	13.44	(11.11%)[2]	8,029	—	—	1.90%	1.90%	(1.78%)	0%[2]
Year ended August 31, 2010	17.88	(0.28)	(2.48)	(2.76)	—	—	—	—	15.12	(15.44%)	44,896	—	—	1.90%	1.90%	(1.79%)	0%
Year ended August 31, 2009	18.74	(0.22)	(0.41)	(0.63)	(0.16)	(0.07)	—	(0.23)	17.88	(3.48%)	27,431	—	—	2.04%	1.88%	(1.15%)	0%
Year ended August 31, 2008	19.23	0.25 [8]	0.06	0.31	(0.16)	(0.64)	—	(0.80)	18.74	1.63%	28,754	2.37%	2.26%	1.86%	1.75%	1.31%[9]	0%
Year ended August 31, 2007	19.48	0.66 [8]	(0.79)	(0.13)	(0.12)	—	—	(0.12)	19.23	(0.66%)	26,579	3.18%	3.22%	1.68%	1.72%	3.41%[9]	0%
September 30, 2005[10] to August 31, 2006	20.00	0.45 [8]	(0.97)	(0.52)	—	—	—	—	19.48	(2.60%)[2]	9,021	3.72%	2.02%	3.45%	1.75%	2.51%[9]	1,150%[2]
Direxion Monthly Commodity Bull 2X Fund
Six months ended February 28, 2011 (Unaudited)	44.09	(0.59)	42.11	41.52	—	—	—	—	85.61	94.17%[2]	66,109	—	—	1.90%	1.90%	(1.81%)	0%[2]
Year ended August 31, 2010	36.85	(0.87)	8.11	7.24	—	—	—	—	44.09	19.65%	20,969	—	—	1.90%	1.90%	(1.80%)	0%
Year ended August 31, 2009	90.21	(0.32)	(53.04)	(53.36)	—	—	—	—	36.85	(59.15%)	20,152	—	—	1.96%	1.88%	1.07%	30%
Year ended August 31, 2008	96.06	0.39	10.68	11.07	(16.44)	(0.48)	—	(16.92)	90.21	10.93%	43,081	—	—	1.78%	1.75%	0.35%	168%
Year ended August 31, 2007	61.44	1.38	33.24	34.62	—	—	—	—	96.06	56.35%	40,736	—	—	2.06%	1.75%	1.56%	612%
Year ended August 31, 2006	75.09	1.29	(8.28)	(6.99)	—	(6.66)	—	(6.66)	61.44	(9.35%)	1,563	—	—	2.59%	1.75%	1.80%	8,528%
Direxion Monthly Emerging Markets Bull 2X Fund
Six months ended February 28, 2011 (Unaudited)	54.87	(0.64)	15.56	14.92	—	—	—	—	69.79	27.19%[2]	49,997	—	—	1.90%	1.90%	(1.81%)	0%[2]
Year ended August 31, 2010	45.45	(1.06)	10.48	9.42	—	—	—	—	54.87	20.73%	29,942	—	—	1.90%	1.90%	(1.83%)	241%
Year ended August 31, 2009	106.45	(0.44)	(60.42)	(60.86)	—	—	(0.14)	(0.14)	45.45	(57.08%)	24,028	—	—	1.89%	1.89%	(1.34%)	1,643%
Year ended August 31, 2008	194.45	1.45	(38.75)	(37.30)	(1.80)	(22.15)	(26.75)	(50.70)	106.45	(27.82%)	22,290	—	—	1.75%	1.75%	0.85%	2,796%
Year ended August 31, 2007	125.10	1.55	82.05	83.60	(2.40)	(11.85)	—	(14.25)	194.45	69.47%	44,241	—	—	2.02%	1.75%	0.93%	2,617%
November 1, 2005[10] to August 31, 2006	100.00	1.00	25.95	26.95	(1.85)	—	—	(1.85)	125.10	27.06%[2]	19,889	—	—	1.55%	1.55%	0.92%	954%[2]

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive to take advantage of anticipated changes in market conditions.
[6]	Net investment income (loss) before interest on short positions for the year ended August 31, 2009 was $(0.17).
[7]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2009 was (1.24)%.
[8]	Net investment income (loss) before interest on short positions for the years ended August 31, 2008, 2007 and 2006 were $0.35, $0.94 and $0.41, respectively.
[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the years ended August 31, 2008, 2007 and 2006 were 1.83%, 4.96% and 2.25%, respectively.
[10]	Commencement of operations.

42  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
	of Year/Period	(Loss)[3]	on Investments	from Operations	Income	Capital Gains	Distribution	Distributions	of Year/Period	Return[4]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[5]

Direxion Monthly Emerging Markets Bear 2X Fund
Six months ended February 28, 2011 (Unaudited)	$12.82	$(0.08)	$(3.85)	$(3.93)	$(0.53)	$—	$—	$(0.53)	$8.36	31.19%[2]	$7,844	—	—	1.90%	1.90%	(1.81%)	0%[2]
Year ended August 31, 2010	24.30	(0.27)	(8.42)	(8.69)	—	—	(2.79)	(2.79)	12.82	(36.74%)	6,783	—	—	2.42%	1.90%	(1.81%)	0%
Year ended August 31, 2009	264.30	(0.80)	(157.50)	(158.30)	—	—	(81.70)	(81.70)	24.30	(83.00%)	1,586	—	—	3.43%	1.84%	(1.32%)	5,062%
Year ended August 31, 2008	286.00	0.90	(22.60)	(21.70)	—	—	—	—	264.30	(7.59%)	9,170	—	—	2.04%	1.75%	1.66%	0%
Year ended August 31, 2007	605.00	13.50	(320.00)	(306.50)	(12.50)	—	—	(12.50)	286.00	(51.25%)	22,589	—	—	2.59%	1.75%	3.49%	0%
November 1, 2005[7] to August 31, 2006	1,000.00	17.00	(412.00)	(395.00)	—	—	—	—	605.00	(39.50%)[2]	2,726	—	—	2.72%	1.71%	2.87%	0%[2]
Direxion Monthly Developed Markets Bull 2X Fund
Six months ended February 28, 2011 (Unaudited)	31.16	(0.36)	15.65	15.29	—	—	—	—	46.45	49.07%[2]	4,810	—	—	1.90%	1.90%	(1.80%)	0%[2]
Year ended August 31, 2010	35.58	(0.67)	(3.75)	(4.42)	—	—	—	—	31.16	(12.42%)	2,366	—	—	1.90%	1.90%	(1.81%)	0%
Year ended August 31, 2009	73.85	(0.36)	(35.52)	(35.88)	—	—	(2.39)	(2.39)	35.58	(47.42%)	3,164	—	—	2.60%	1.87%	(1.38%)	1,300%
Year ended August 31, 2008	131.55	0.55	(39.50)	(38.95)	(11.80)	(1.50)	(5.45)	(18.75)	73.85	34.75%	2,704	—	—	2.32%	1.75%	0.51%	1,078%
Year ended August 31, 2007	111.65	3.05	26.15	29.20	(7.70)	(1.60)	—	(9.30)	131.55	26.61%	10,486	—	—	2.03%	1.75%	2.35%	496%
January 25, 2006[7] to August 31, 2006	100.00	(0.35)	12.00	11.65	—	—	—	—	111.65	11.65%	18,695	—	—	3.87%	1.70%	(0.51%)	251%[2]
Direxion Monthly Developed Markets Bear 2X Fund
Six months ended February 28, 2011 (Unaudited)	24.53	(0.16)	(9.59)	(9.75)	(1.00)	—	—	(1.00)	13.78	(40.72%)[2]	1,046	—	—	1.90%	1.90%	(1.79%)	0%[2]
Year ended August 31, 2010	36.15	(0.49)	(3.23)	(3.72)	—	—	(7.90)	(7.90)	24.53	(9.48%)	7,466	—	—	2.73%	1.90%	(1.79%)	0%
Year ended August 31, 2009	77.80	(0.80)	(26.70)	(27.50)	(14.15)	—	—	(14.15)	36.15	(45.92%)	728	—	—	2.77%	1.84%	(1.03%)	0%
Year ended August 31, 2008	59.95	1.00	16.85	17.85	—	—	—	—	77.80	29.77%	11,133	—	—	1.88%	1.75%	1.60%	0%
Year ended August 31, 2007	79.50	2.15	(21.70)	(19.55)	—	—	—	—	59.95	(24.53%)	6,682	—	—	6.12%	1.75%	3.20%	0%
February 6, 2006[7] to August 31, 2006	100.00	1.55	(22.05)	(20.50)	—	—	—	—	79.50	(20.50%)[2]	2,787	—	—	2.83%	1.74%	3.10%	0%[2]
Direxion Monthly China Bull 2X Fund
Six months ended February 28, 2011 (Unaudited)	42.85	(0.46)	7.00	6.54	—	—	—	—	49.39	15.26%[2]	6,587	—	—	1.90%	1.90%	(1.79%)	0%[2]
Year ended August 31, 2010	43.69	(0.88)	0.04	(0.84)	—	—	—	—	42.85	(1.92%)	11,191	—	—	1.90%	1.90%	(1.80%)	0%
Year ended August 31, 2009	100.92	(0.53)	(56.60)	(57.13)	(0.09)	—	(0.01)	(0.10)	43.69	(56.58%)	14,453	—	—	2.14%	1.90%	(1.54%)	3,606%
December 3, 2007[7]to August 31, 2008	240.00	0.48	(139.56)	(139.08)	—	—	—	—	100.92	(57.95%)[2]	6,295	—	—	2.81%	1.75%	0.46%	2,204%[2]
U.S. Government Money Market Fund
Six months ended February 28, 2011 (Unaudited)	1.00	—[6]	—	—[6]	—[6]	—	—	—[6]	1.00	0.09%[2]	19,660	—	—	1.20%	0.05%	0.16%	0%[2]
Year ended August 31, 2010	1.00	—[6]	—	—[6]	—[6]	—	—	—[6]	1.00	0.06%	60,741	—	—	1.20%	0.05%	0.06%	0%
Year ended August 31, 2009	1.00	—[6]	—	—[6]	—[6]	—	—	—[6]	1.00	0.23%	49,355	—	—	1.29%	0.64%	0.24%	0%
Year ended August 31, 2008	1.00	0.02	—	0.02	(0.02)	—	—	(0.02)	1.00	2.23%	91,270	—	—	1.10%	0.99%	1.91%	0%
Year ended August 31, 2007	1.00	0.04	—	0.04	(0.04)	—	—	(0.04)	1.00	4.14%	48,488	—	—	1.21%	1.18%	4.06%	0%
Year ended August 31, 2006	1.00	0.03	—	0.03	(0.03)	—	—	(0.03)	1.00	3.49%	27,309	—	—	1.00%	1.09%	3.37%	0%

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive to take advantage of anticipated changes in market conditions.
[6]	Amount is less than $0.01 per share.
[7]	Commencement of operations.

DIREXION SEMI-ANNUAL REPORT  43

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2011 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The trust currently has 32 series of which 13 are included in this report: Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 10 Year Note Bull 2X Fund, Direxion Monthly 10 Year Note Bear 2X Fund, Dynamic HY Bond Fund, HY Bear Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Emerging Markets Bear 2X Fund, Direxion Monthly Developed Markets Bull 2X Fund, Direxion Monthly Developed Markets Bear 2X Fund, Direxion Monthly China Bull 2X Fund, and the U.S. Government Money Market Fund (each a “Fund” and collectively, the “Funds”). Each Fund (other than the U.S. Government Money Market Fund) is a non-diversified series of the Trust pursuant to the 1940 Act. The 13 Funds included in this report offer only Investor Class of shares.

With exception of the Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, the Funds’ investment objectives are to seek monthly investment results, before fees and expenses, that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name (with the exception of the HY Bear Fund) attempt to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly Small Cap Bull 2X Fund Direxion Monthly Small Cap Bear 2X Fund	Russell 2000 Index	200% -200%

Direxion Monthly 10 Year Note Bull 2X Fund Direxion Monthly 10 Year Note Bear 2X Fund	NYSE Current 10-Year Note Treasury Index	200% -200%

Direxion Monthly Commodity Bull 2X Fund	Morgan Stanley Commodity Related Index	200%

Direxion Monthly Emerging Markets Bull 2X Fund Direxion Monthly Emerging Markets Bear 2X Fund	MSCI Emerging Markets Index	200% -200%

Direxion Monthly Developed Markets Bull 2X Fund Direxion Monthly Developed Markets Bear 2X Fund	MSCI EAFE Index	200% -200%

Direxion Monthly China Bull 2X Fund	FTSE/Xinhua China 25 Index	200%

The Dynamic HY Bond Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in high-yield debt instruments, commonly referred to as “junk bonds”, and derivatives of such instruments, including derivatives which isolate the credit component of such junk bonds and do not provide general interest rate exposure. The HY Bear Fund seeks to profit from a decline in the value of lower-quality debt instruments, including junk bonds, by creating short positions in such instruments and derivatives of such instruments, including derivatives which isolate the credit component of such junk bonds and do not provide general interest rate exposure. The U.S. Government Money Market Fund seeks to provide security of principal, current income and liquidity.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective

44  DIREXION SEMI-ANNUAL REPORT

quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at February 28, 2011.

c) Swap Contracts – Each Fund, other than the U.S. Government Money Market Fund, may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Funds calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.) The Funds were invested in equity swap contracts at February 28, 2011.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or

DIREXION SEMI-ANNUAL REPORT  45

depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Dynamic HY Bond Fund and HY Bear Fund may enter into credit default swaps. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event a credit event occurs, typically a default by a corporate issuer on its debt obligation. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. The stream of payments includes any up-front payments paid or received by the Fund and interest associated with the agreement. Up-front payments compensate for differences between the stated terms of the agreement and the prevailing market conditions and are recorded as realized gain or loss ratably over the term of the swap. The interest associated with the agreement is recognized as unrealized gain or loss until the swap is sold or expires, at which point the cumulative stream of payments is recognized as a component of realized gain or loss. A credit index consists of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset based securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds because entering into credit default swaps on indices is less expensive than buying many credit default swaps. Credit default swaps on indices are benchmarks for protecting investors owning bonds against defaults, and traders use them to speculate on changes in credit quality of bonds. The Dynamic HY Bond Fund and HY Bear Fund were not invested in credit default swap contracts at February 28, 2011.

The Funds follow authoritative standards of accounting for and disclosure of credit derivatives, including credit default swap agreements. These disclosure requirements include (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, (iv) the nature of any recourse provisions and assets held either as collateral or by third parties, and (v) the current status of the payment risk of the credit derivative.

46  DIREXION SEMI-ANNUAL REPORT

d) Short Positions – The Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 10 Year Note Bear 2X Fund, Dynamic HY Bond Fund, HY Bear Fund, Direxion Monthly Emerging Markets Bear 2X Fund and Direxion Monthly Developed Markets Bear 2X Fund may engage in short sale transactions. The Direxion Monthly Small Cap Bull 2X Fund can only engage in short sales “against the box”. In this instance a security can only be sold short if a long position is held on the same security. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds held no securities sold short at February 28, 2011.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in futures contracts at February 28, 2011.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in options or options on futures contracts at February 28, 2011.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income. No provision for federal income taxes has been made.

DIREXION SEMI-ANNUAL REPORT  47

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For additional discussion on expenses refer to Note 6.

k) Distributions to Shareholders – Each Fund, other than the U.S. Government Money Market Fund, generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended February 28, 2011 and the year ended August 31, 2010 were as follows:

	Direxion Monthly		Direxion Monthly		Direxion Monthly
	Small Cap Bull 2X Fund		Small Cap Bear 2X Fund		10 Year Note Bull 2X Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended	February 28,	Year Ended
	2011	August 31,	2011	August 31,	2011	August 31,
	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010

Distributions paid from:
Ordinary Income	$—	$—	$—	$—	$1,824,320	$732,447
Long-Term Capital Gains	—	—	—	—	41,945	39,313
Return of Capital	—	—	—	—	—	—

Total Distributions paid	$—	$—	$—	$—	$1,866,265	$771,760

	Direxion Monthly
	10 Year Note Bear 2X Fund		Dynamic HY Bond Fund		HY Bear Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended	February 28,	Year Ended
	2011	August 31,	2011	August 31,	2011	August 31,
	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010

Distributions paid from:
Ordinary Income	$—	$—	$1,432,284	$641,296	$—	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—

Total Distributions paid	$—	$—	$1,432,284	$641,296	$—	$—

	Direxion Monthly		Direxion Monthly		Direxion Monthly
	Commodity Bull 2X Fund		Emerging Markets Bull 2X Fund		Emerging Markets Bear 2X Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended	February 28,	Year Ended
	2011	August 31,	2011	August 31,	2011	August 31,
	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010

Distributions paid from:
Ordinary Income	$—	$—	$—	$—	$264,380	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	1,035,024

Total Distributions paid	$—	$—	$—	$—	$264,380	$1,035,024

48  DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly		Direxion Monthly
	Developed Markets Bull		Developed Markets Bear
	2X Fund		2X Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2011	August 31,	2011	August 31,
	(Unaudited)	2010	(Unaudited)	2010

Distributions paid from:
Ordinary Income	$—	$—	$136,872	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	475,001

Total Distributions paid	$—	$—	$136,872	$475,001

	Direxion Monthly		U.S. Government
	China Bull 2X Fund		Money Market Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2011	August 31,	2011	August 31,
	(Unaudited)	2010	(Unaudited)	2010

Distributions paid from:
Ordinary Income	$—	$—	$44,645	$27,591
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$—	$—	$44,645	$27,591

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2010. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

As of August 31, 2010, the components of distributable earnings of the Funds on a tax basis were as follows:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Small Cap	Small Cap	10 Year Note	10 Year Note	Dynamic
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund	HY Bond Fund

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—	$—

Undistributed ordinary income	—	—	1,824,315	—	405,707
Undistributed long-term capital gain	—	—	41,943	—	—

Total distributable earnings	—	—	1,866,258	—	405,707

Other accumulated gain/(loss)	(21,375,740)	(38,560,131)	590,064	(13,438,735)	(1,285,594)

Total accumulated earnings/(loss)	$(21,375,740)	$(38,560,131)	$2,456,322	$(13,438,735)	$(879,887)

		Direxion Monthly	Direxion Monthly	Direxion Monthly
		Commodity	Emerging Markets	Emerging Markets
	HY Bear Fund	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

Undistributed ordinary income	—	—	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	—	—

Other accumulated gain/(loss)	(3,982,181)	(31,601,318)	(32,067,820)	(18,089,592)

Total accumulated earnings/(loss)	$(3,982,181)	$(31,601,318)	$(32,067,820)	$(18,089,592)

DIREXION SEMI-ANNUAL REPORT  49

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Developed Markets	Developed Markets	China	U.S. Government
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Money Market Fund

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

Undistributed ordinary income	—	—	—	15,518
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	—	15,518

Other accumulated gain/(loss)	(8,338,113)	(5,088,587)	(7,337,355)	(1,004)

Total accumulated earnings/(loss)	$(8,338,113)	$(5,088,587)	$(7,337,355)	$14,514

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/ (loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/ (loss) on derivative positions.

The cost basis for investments for federal income tax purposes as of February 28, 2011 was as follows:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Small Cap	Small Cap	10 Year Note	10 Year Note	Dynamic
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund	HY Bond Fund

Tax cost of investments	$11,654,698	$7,122,298	$14,960,140	$27,713,492	$419,232,201
Gross unrealized appreciation	—	—	—	—	—
Gross unrealized depreciation	—	—	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—	$—

		Direxion Monthly	Direxion Monthly	Direxion Monthly
		Commodity	Emerging Markets	Emerging Markets
	HY Bear Fund	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund

Tax cost of investments	$8,199,369	$59,183,979	$44,206,263	$5,851,139
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Developed Markets	Developed Markets	China	U.S. Government
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Money Market Fund

Tax cost of investments	$4,659,992	$1,075,120	$6,448,461	$19,988,527
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1 and the end of their fiscal year, August 31, 2010.

50  DIREXION SEMI-ANNUAL REPORT

At August 31, 2010, the following funds deferred, on a tax basis, post-October losses of:

	Post October	Post October
	Capital Loss Deferred	Currency Loss

Direxion Monthly Small Cap Bull 2X Fund	$950,655	$—
Direxion Monthly Small Cap Bear 2X Fund	—	—
Direxion Monthly 10 Year Note Bull 2X Fund	—	—
Direxion Monthly 10 Year Note Bear 2X Fund	4,747,276	—
Dynamic HY Bond Fund	—	—
HY Bear Fund	2,674,091	—
Direxion Monthly Commodity Bull 2X Fund	906,476	—
Direxion Monthly Emerging Markets Bull 2X Fund	200,295	—
Direxion Monthly Emerging Markets Bear 2X Fund	146,580	—
Direxion Monthly Developed Markets Bull 2X Fund	1,326,725	—
Direxion Monthly Developed Markets Bear 2X Fund	—	—
Direxion Monthly China Bull 2X Fund	—	—
U.S. Government Money Market Fund	—	—

At August 31, 2010 the following funds had capital loss carryforwards on a tax basis of:

	Expires
	8/31/2011	8/31/2012	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	Total

Direxion Monthly Small Cap Bull 2X Fund	$12,679,111	$—	$—	$—	$—	$310,769	$—	$—	$12,989,880
Direxion Monthly Small Cap Bear 2X Fund	—	8,346,591	4,667,388	883,969	5,310,686	6,570,886	—	3,873,693	29,653,213
Direxion Monthly 10 Year Note Bull 2X Fund	—	—	—	—	—	—	—	—	—
Direxion Monthly 10 Year Note Bear 2X Fund	—	—	—	—	88,219	1,941,340	2,717,991	2,615,933	7,363,483
Dynamic HY Bond Fund	—	—	—	—	—	—	1,285,594	—	1,285,594
HY Bear Fund	—	—	—	—	—	—	—	1,308,090	1,308,090
Direxion Monthly Commodity Bull 2X Fund	—	—	—	—	—	—	11,546,296	12,676,861	24,223,157
Direxion Monthly Emerging Markets Bull 2X Fund	—	—	—	—	—	—	8,991,887	1,727,140	10,719,027
Direxion Monthly Emerging Markets Bear 2X Fund	—	—	—	—	—	10,754,148	—	1,854,772	12,608,920
Direxion Monthly Developed Markets Bull 2X Fund	—	—	—	—	—	—	1,861,196	435,235	2,296,431
Direxion Monthly Developed Markets Bear 2X Fund	—	—	—	—	—	—	—	3,223,821	3,223,821
Direxion Monthly China Bull 2X Fund	—	—	—	—	—	—	1,742,071	—	1,742,071
U.S. Government Money Market Fund	377	—	189	356	82	—	—	—	1,004

	8/31/2010

Capital Loss Utilized:
Direxion Monthly Small Cap Bull 2X Fund	$298,081
Dynamic HY Bond Fund	4,106,463
Direxion Monthly China Bull 2X Fund	279,018
Capital Loss Expired:
Direxion Monthly Small Cap Bull 2X Fund	$1,190,085
U.S. Government Money Market Fund	1,619

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the

DIREXION SEMI-ANNUAL REPORT  51

Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position take or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2011, open Federal and state income tax years include the tax years ended August 31, 2008, August 31, 2009 and August 31, 2010. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

l) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	INVESTMENT TRANSACTIONS

During the six months ended February 28, 2011, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

	Purchases	Sales

Direxion Monthly Small Cap Bull 2X Fund	$—	$—
Direxion Monthly Small Cap Bear 2X Fund	—	—
Direxion Monthly 10 Year Note Bull 2X Fund	—	—
Direxion Monthly 10 Year Note Bear 2X Fund	—	—
Dynamic HY Bond Fund	461,176,746	463,009,144
HY Bear Fund	—	—
Direxion Monthly Commodity Bull 2X Fund	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	—	—
Direxion Monthly Emerging Markets Bear 2X Fund	—	—
Direxion Monthly Developed Markets Bull 2X Fund	—	—
Direxion Monthly Developed Markets Bear 2X Fund	—	—
Direxion Monthly China Bull 2X Fund	—	—
U.S. Government Money Market Fund	—	—

The Funds had no purchases and sales of long-term U.S. Government securities during the six months ended February 28, 2011.

52  DIREXION SEMI-ANNUAL REPORT

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, applied to each Fund’s average daily net assets at the annual rates presented below:

Direxion Monthly Small Cap Bull 2X Fund	0.75%
Direxion Monthly Small Cap Bear 2X Fund	0.75%
Direxion Monthly 10 Year Note Bull 2X Fund	0.75%
Direxion Monthly 10 Year Note Bear 2X Fund	0.75%
Dynamic HY Bond Fund	0.75%
HY Bear Fund	0.75%
Direxion Monthly Commodity Bull 2X Fund	0.75%
Direxion Monthly Emerging Markets Bull 2X Fund	0.75%
Direxion Monthly Emerging Markets Bear 2X Fund	0.75%
Direxion Monthly Developed Markets Bull 2X Fund	0.75%
Direxion Monthly Developed Markets Bear 2X Fund	0.75%
Direxion Monthly China Bull 2X Fund	0.75%
U.S. Government Money Market Fund	0.50%

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

Direxion Monthly Small Cap Bull 2X Fund	0.65%
Direxion Monthly Small Cap Bear 2X Fund	0.65%
Direxion Monthly 10 Year Note Bull 2X Fund	0.65%
Direxion Monthly 10 Year Note Bear 2X Fund	0.65%
Dynamic HY Bond Fund	0.60%
HY Bear Fund	0.65%
Direxion Monthly Commodity Bull 2X Fund	0.65%
Direxion Monthly Emerging Markets Bull 2X Fund	0.65%
Direxion Monthly Emerging Markets Bear 2X Fund	0.65%
Direxion Monthly Developed Markets Bull 2X Fund	0.65%
Direxion Monthly Developed Markets Bear 2X Fund	0.65%
Direxion Monthly China Bull 2X Fund	0.65%
U.S. Government Money Market Fund	0.45%

Under the Agreement, the Adviser may continue to waive expenses of the U.S. Government Money Market Fund in order to maintain a positive yield to its investors, which is necessitated by the overall decline of yields of the underlying securities of the U.S. Government Money Market Fund. The Advisor is able to recover these waived expenses for the three previous years

DIREXION SEMI-ANNUAL REPORT  53

if the yield provided to its investors maintains a level of 1.00%. Waived expenses of the U.S. Government Money Market Fund subject to potential recovery:

Expiring in:	Amount

2012	$96,666
2013	$496,533
2014	$216,070

Total	$809,269

Distribution Expenses: Shares of the Funds, except for shares of the Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Dynamic HY Bond Fund and HY Bear Fund are subject to an annual Rule 12b-1 fee of up to 0.40% of the Fund’s average daily net assets. The U.S. Government Money Market Fund is not authorized to pay 12b-1 fees. The Funds, except the U.S. Government Money Market Fund, currently pay a 12b-1 fee of 0.25% of the Fund’s average daily net assets.

Shareholder Servicing Fees: The Board of Trustees has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.25% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

5.	VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities
Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Funds’ net assets as of February 28, 2011:

	Direxion Monthly Small Cap Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$11,654,698	$—	$—	$11,654,698
Other Financial Instruments*	$—	$(31,989)	$—	$(31,989)

	Direxion Monthly Small Cap Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$7,122,298	$—	$—	$7,122,298
Other Financial Instruments*	$—	$(447,714)	$—	$(447,714)

	Direxion Monthly 10 Year Note Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$14,960,140	$—	$—	$14,960,140
Other Financial Instruments*	$—	$186,025	$—	$186,025

54  DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly 10 Year Note Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$27,713,492	$—	$—	$27,713,492
Other Financial Instruments*	$—	$(271,290)	$—	$(271,290)

	Dynamic HY Bond Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$419,232,201	$—	$—	$419,232,201
Other Financial Instruments*	$—	$1,865,718	$—	$1,865,718

	HY Bear Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$8,199,369	$—	$—	$8,199,369
Other Financial Instruments*	$—	$(69,952)	$—	$(69,952)

	Direxion Monthly Commodity Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$59,183,979	$—	$—	$59,183,979
Other Financial Instruments*	$—	$(509,388)	$—	$(509,388)

	Direxion Monthly Emerging Markets Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$44,206,263	$—	$—	$44,206,263
Other Financial Instruments*	$—	$(2,791,895)	$—	$(2,791,895)

	Direxion Monthly Emerging Markets Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$5,851,139	$—	$—	$5,851,139
Other Financial Instruments*	$—	$(28,304)	$—	$(28,304)

	Direxion Monthly Developed Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$4,659,992	$—	$—	$4,659,992
Other Financial Instruments*	$—	$148,736	$—	$148,736

	Direxion Monthly Developed Markets Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$1,075,120	$—	$—	$1,075,120
Other Financial Instruments*	$—	$(31,166)	$—	$(31,166)

	Direxion Monthly China Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$6,448,461	$—	$—	$6,448,461
Other Financial Instruments*	$—	$225,409	$—	$225,409

	U.S. Government Money Market Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$19,988,527	$—	$—	$19,988,527

For further detail on each asset class, see Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities.

DIREXION SEMI-ANNUAL REPORT  55

6.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2011, the Funds were invested in equity swap contracts.

At February 28, 2011, the fair value of derivatives instruments were as follows:

Asset derivatives[1]

		Interest rate risk	Commodities risk	Credit risk	Equity risk	Total

Direxion Monthly 10 Year Note Bull	Swap contracts	$186,025	$—	$—	$—	$186,025

2X Fund	Total	$186,025	$—	$—	$—	$186,025

Dynamic HY Bond Fund	Swap contracts	$277,279	$—	$1,588,439	$—	$1,865,718

	Total	$277,279	$—	$1,588,439	$—	$1,865,718

Direxion Monthly Commodity Bull	Swap contracts	$—	$255,483	$—	$—	$255,483

2X Fund	Total	$—	$255,483	$—	$—	$255,483

Direxion Monthly Emerging Markets	Swap contracts	$—	$—	$—	$235,037	$235,037

Bull 2X Fund	Total	$—	$—	$—	$235,037	$235,037

Direxion Monthly Emerging Markets	Swap contracts	$—	$—	$—	$15,515	$15,515

Bear 2X Fund	Total	$—	$—	$—	$15,515	$15,515

Direxion Monthly Developed	Swap contracts	$—	$—	$—	$148,736	$148,736

Markets Bull 2X Fund	Total	$—	$—	$—	$148,736	$148,736

Direxion Monthly China Bull	Swap contracts	$—	$—	$—	$225,409	$225,409

2X Fund	Total	$—	$—	$—	$225,409	$225,409

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

Liability derivatives[1]

		Interest rate risk	Commodities risk	Credit risk	Equity risk	Total

Direxion Monthly Small Cap Bull	Swap contracts	$—	$—	$—	$31,989	$31,989

2X Fund	Total	$—	$—	$—	$31,989	$31,989

Direxion Monthly Small Cap Bear	Swap contracts	$—	$—	$—	$447,714	$447,714

2X Fund	Total	$—	$—	$—	$447,714	$447,714

Direxion Monthly 10 Year Note	Swap contracts	$271,290	$—	$—	$—	$271,290

Bear 2X Fund	Total	$271,290	$—	$—	$—	$271,290

HY Bear Fund	Swap contracts	$1,277	$—	$68,675	$—	$69,952

	Total	$1,277	$—	$68,675	$—	$69,952

Direxion Monthly Commodity Bull	Swap contracts	$—	$764,871	$—	$—	$764,871

2X Fund	Total	$—	$764,871	$—	$—	$764,871

Direxion Monthly Emerging Markets	Swap contracts	$—	$—	$—	$3,026,932	$3,026,932

Bull 2X Fund	Total	$—	$—	$—	$3,026,932	$3,026,932

Direxion Monthly Emerging Markets	Swap contracts	$—	$—	$—	$43,819	$43,819

Bear 2X Fund	Total	$—	$—	$—	$43,819	$43,819

Direxion Monthly Developed	Swap contracts	$—	$—	$—	$31,166	$31,166

Markets Bear 2X Fund	Total	$—	$—	$—	$31,166	$31,166

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps.

56  DIREXION SEMI-ANNUAL REPORT

Transactions in derivative instruments during the six months ended February 28, 2011, were as follows:

		Interest rate risk	Commodities risk	Credit risk	Equity risk	Total

Direxion Monthly Cap Small	Realized gain (loss)[1]
Bull 2X Fund	Swap contracts	$—	$—	$—	$4,089,451	$4,089,451

	Total realized gain (loss)	$—	$—	$—	$4,089,451	$4,089,451

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$987,954	$987,954

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$987,954	$987,954

Direxion Monthly Small Cap	Realized gain (loss)[1]
Bear 2X Fund	Swap contracts	$—	$—	$—	$(14,606,418)	$(14,606,418)

	Total realized gain (loss)	$—	$—	$—	$(14,606,418)	$(14,606,418)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$(1,119,587)	$(1,119,587)

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$(1,119,587)	$(1,119,587)

Direxion Monthly 10 Year Note	Realized gain (loss)[1]
Bull 2X Fund	Swap contracts	$(5,007,406)	$—	$—	$—	$(5,007,406)

	Total realized gain (loss)	$(5,007,406)	$—	$—	$—	$(5,007,406)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$(425,574)	$—	$—	$—	$(425,574)

	Total change in unrealized appreciation (depreciation)	$(425,574)	$—	$—	$—	$(425,574)

Direxion Monthly 10 Year Note	Realized gain (loss)[1]
Bear 2X Fund	Swap contracts	$2,482,720	$—	$—	$—	$2,482,720

	Total realized gain (loss)	$2,482,720	$—	$—	$—	$2,482,720

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$645,009	$—	$—	$—	$645,009

	Total change in unrealized appreciation (depreciation)	$645,009	$—	$—	$—	$645,009

Dynamic HY Bond Fund	Realized gain (loss)[1]
	Futures contracts	$—	$—	$—	$769,915	$769,915
	Swap contracts	(185,873)	—	560,922	—	375,049

	Total realized gain (loss)	$(185,873)	$—	$560,922	$769,915	$1,144,964

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$—	$(245)	$(245)
	Swap contracts	277,279	—	1,637,738	—	1,915,017

	Total change in unrealized appreciation (depreciation)	$277,279	$—	$1,637,738	$(245)	$1,914,772

HY Bear Fund	Realized gain (loss)[1]
	Futures contracts	$—	$—	$—	$(159,041)	$(159,041)
	Swap contracts	151,576	—	(2,093,464)	—	(1,941,888)

	Total realized gain (loss)	$151,576	$—	$(2,093,464)	$(159,041)	$(2,100,929)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$—	$(52,081)	$(52,081)
	Swap contracts	(1,277)	—	(105,568)	—	(106,845)

	Total change in unrealized appreciation (depreciation)	$(1,277)	$—	$(105,568)	$(52,081)	$(158,926)

DIREXION SEMI-ANNUAL REPORT  57

		Interest rate risk	Commodities risk	Credit risk	Equity risk	Total

Direxion Monthly Commodity Bull	Realized gain (loss)[1]
2X Fund	Swap contracts	$—	$21,835,299	$—	$—	$21,835,299

	Total realized gain (loss)	$—	$21,835,299	$—	$—	$21,835,299

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$2,985,833	$—	$—	$2,985,833

	Total change in unrealized appreciation (depreciation)	$—	$2,985,833	$—	$—	$2,985,833

Direxion Monthly Emerging Markets	Realized gain (loss)[1]
Bull 2X Fund	Swap contracts	$—	$—	$—	$7,358,822	$7,358,822

	Total realized gain (loss)	$—	$—	$—	$7,358,822	$7,358,822

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$(686,988)	$(686,988)

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$(686,988)	$(686,988)

Direxion Monthly Emerging Markets	Realized gain (loss)[1]
Bear 2X Fund	Swap contracts	$—	$—	$—	$(2,923,271)	$(2,923,271)

	Total realized gain (loss)	$—	$—	$—	$(2,923,271)	$(2,923,271)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$(141,099)	$(141,099)

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$(141,099)	$(141,099)

Direxion Monthly Developed Markets	Realized gain (loss)[1]
Bull 2X Fund	Swap contracts	$—	$—	$—	$1,264,543	$1,264,543

	Total realized gain (loss)	$—	$—	$—	$1,264,543	$1,264,543

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$385,622	$385,622

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$385,622	$385,622

Direxion Monthly Developed Markets	Realized gain (loss)[1]
Bear 2X Fund	Swap contracts	$—	$—	$—	$(1,888,382)	$(1,888,382)

	Total realized gain (loss)	$—	$—	$—	$(1,888,382)	$(1,888,382)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$(165,047)	$(165,047)

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$(165,047)	$(165,047)

Direxion Monthly China Bull	Realized gain (loss)[1]
2X Fund	Swap contracts	$—	$—	$—	$(536,325)	$(536,325)

	Total realized gain (loss)	$—	$—	$—	$(536,325)	$(536,325)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$1,504,174	$1,504,174

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$1,504,174	$1,504,174

[1]	Statement of Operations location: Net realized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures and swaps.

58  DIREXION SEMI-ANNUAL REPORT

For the six months ended February 28, 2011, the volume of the derivatives held by the Funds were as follows:

	Quarterly average gross notional amounts
					Credit Default	Credit Default
	Long Futures	Short Futures	Long Equity	Short Equity	Swap Contracts	Swap Contracts
	Contracts	Contracts	Swaps Contracts	Swaps Contracts	Sell Protection	Buy Protection

Direxion Monthly Small Cap Bull 2X Fund	$—	$—	$19,324,528	$—	$—	$—
Direxion Monthly Small Cap Bear 2X Fund	—	—	—	33,555,836	—	—
Direxion Monthly 10 Year Note Bull 2X Fund	—	—	60,381,520	—	—	—
Direxion Monthly 10 Year Note Bear 2X Fund	—	—	—	46,755,316	—	—
Dynamic HY Bond Fund	122,243	—	138,300,631	—	1,816,667	—
HY Bear Fund	—	1,432,502	—	12,858,501	—	12,066,667
Direxion Monthly Commodity Bull 2X Fund	—	—	78,952,342	—	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	—	—	77,104,245	—	—	—
Direxion Monthly Emerging Markets Bear 2X Fund	—	—	—	13,798,326	—	—
Direxion Monthly Developed Markets Bull 2X Fund	—	—	6,720,145	—	—	—
Direxion Monthly Developed Markets Bear 2X Fund	—	—	—	7,805,038	—	—
Direxion Monthly China Bull 2X Fund	—	—	21,430,795	—	—	—
U.S. Government Money Market Fund	—	—	—	—	—	—

The Funds, with the exception of the Dynamic HY Bond Fund and the HY Bear Fund, utilize this volume of derivatives in order to obtain leverage in order to meet this investment objectives of 200% (or -200%) calendar month performance of their respective index. The Dynamic HY Bond Fund and the HY Bear Fund utilize derivatives to obtain exposure to high-yield instruments. During the six months ended February 28, 2011, the Dynamic HY Bond Fund and HY Bear Fund shifted from investments in credit default swaps to equity swaps.

7.	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued an update to improve disclosure about fair value measurements. This update required additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases and sales on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of the accounting standard in their financial statements.

8.	SUBSEQUENT EVENT

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

DIREXION SEMI-ANNUAL REPORT  59

Additional Information
(Unaudited)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

60  DIREXION SEMI-ANNUAL REPORT

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PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the semi-annual report.

DIREXION SEMI-ANNUAL REPORT  PN-1

SEMI-ANNUAL REPORT FEBRUARY 28, 2011

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Evolution Managed Bond Fund
Evolution All-Cap Equity Fund
Evolution Market Leaders Fund
Evolution Alternative Investment Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Letter to Shareholders	2

Expense Example	7

Allocation of Portfolio Holdings	8

Schedule of Investments	9

Financial Statements	17

Financial Highlights	23

Notes to the Financial Statements	24

Additional Information	32

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Evolution Funds covers the period from September 1, 2010 to February 28, 2011 (the “Semi-Annual Period”). This Report covers the Evolution Managed Bond Fund (“Managed Bond Fund”), Evolution All-Cap Equity Fund (“All-Cap Equity Fund”), the Evolution Market Leaders Fund (“Market Leaders Fund”) and the Evolution Alternative Investment Fund (“Alternative Investment Fund”). Flexible Plan Investments, Ltd.(“FPI”) serves as the Sub-advisor to the Evolution Funds. During the Semi-Annual Period, the DJ Industrial Average Index returned 23.64%, the S&P 500 Index returned 27.72% and the NASDAQ-100 Index returned 33.53%.

During this time period the equity markets continued and sustained the bull rally after a small pullback during the summer months of 2010. On the fixed income side, markets reacted negatively to issues both domestically and globally. Currencies were volatile; treasury rates slightly increased causing poor performance in bond funds. Gold was another strong performing sector during the time period and continues to perform well along with other precious metals such as copper, silver and platinum. Additionally, other commodities such as oil, grains, and livestock have performed very well for investors.

Evolution Managed Bond Fund

The Managed Bond Fund is aggressively managed by the FPI. The Managed Bond Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, primarily including exchange traded funds (“ETFs”), closed-end and open-end investment companies (collectively “fixed-income securities”) and futures contracts. To a limited extent, the Managed Bond Fund may invest directly in fixed-income securities. The underlying fixed-income securities in which the Managed Bond Fund seeks to gain exposure include:

•	U.S. Treasury bonds and notes;
•	U.S. government-sponsored enterprises, such as Fannie Mae and Freddie Mac;
•	U.S. dollar-denominated corporate obligations;
•	Mortgage and asset-backed securities;
•	Corporate bonds and notes and asset-backed securities;
•	Zero coupon bonds;
•	Commercial paper and other money market instruments;
•	Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries; and
•	High-yield (“junk”) bonds.

FPI analyzes the overall investment opportunities of various fixed-income securities and market sectors to determine how to position the Managed Bond Fund’s portfolio. FPI may position the Managed Bond Fund’s portfolio to seek exposure to a variety of credit categories, which could range from government securities to junk bonds. The Managed Bond Fund is not limited in its exposure to junk bonds, which may include bonds in the lowest credit rating category. In addition, the Managed Bond Fund invests in fixed-income securities without any restriction on maturity. FPI also may invest up to 50% of the Managed Bond Fund’s assets in short positions in fixed-income securities and derivatives.

In conducting its analysis, FPI may create from the universe of fixed-income securities various “baskets” of securities that are defined by differences in creditworthiness and duration to maturity. Examples of baskets of securities in which the Managed Bond Fund may invest include, but are not limited to, deep discount closed-end bond funds, bond ETFs, high-yield closed-end bond funds and international closed-end bond funds. FPI evaluates and ranks the short-term performance of each basket and usually invests the Managed Bond Fund’s assets in the top performing baskets as well as baskets deemed “turnaround” candidates. Turnaround candidates are baskets that have fallen to the bottom of the rankings, remained there for a sufficient period of time and rallied with significant upside momentum. FPI typically assigns each basket in which it invests a minimum holding period, though a basket’s actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, FPI seeks to maintain longer term core holdings of the Managed Bond Fund. FPI generally evaluates all baskets daily based on rankings in order to minimize the impact and costs associated with trading. FPI’s investment strategy attempts to respond to the performance of each basket rather than the performance of a market index or technical indicators. This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

Finally, in making the decision to invest in a security, long or short, FPI may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or relate to accounting periods, tax events and other calendar-related events. FPI also will create and rank a basket representing cash and/or cash equivalents (“cash basket”). As part of its investment strategy and for temporary defensive purposes, FPI may invest the Managed Bond Fund’s assets in such a basket. As a result, up to 100% of the Managed Bond Fund’s assets may be invested in cash or cash equivalents at any given time for temporary defensive purposes. To earn income on available cash, a large portion or all of the assets of the Managed Bond Fund may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the Managed Bond Fund may not achieve its investment objective.

The Managed Bond Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Managed Bond Fund returned -2.57% on a total return basis during the Semi-Annual Period, compared to -0.83% for the Barclay Capital Aggregate Bond Index.

Evolution All-Cap Equity Fund

The All-Cap Equity Fund is aggressively managed by FPI. The All-Cap Equity Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depositary Receipts (“ADRs”) or indirectly through ETFs and derivative instruments, primarily futures contracts. Investments in ETFs and derivatives may provide the Fund with exposure to equity, income, sectors, domestic, international, inverse and/or leveraged positions and alternative investments. The All-Cap Equity Fund invests in equity securities of any market capitalization, investment style, market sector or industry. The All-Cap Equity Fund also may seek exposure to international issuers and there is no limit on the amount of assets that may be invested in international securities. FPI also may invest up to 50% of the All-Cap Equity Fund’s assets in short positions in equity securities, futures and options.

FPI analyzes the overall investment opportunities of various equity securities and market sectors to determine how to position the All-Cap Equity Fund’s portfolio. In conducting its analysis, FPI creates baskets of equity securities (long and short) each of which is defined by a common set of criteria. For example, there may be a basket of stocks with low price-to-earnings ratios and another basket containing high-yield stocks, and so on. FPI evaluates and ranks the short-term total return performance of each basket or equity security and usually invests the All-Cap Equity Fund’s assets in the top- performing baskets or equity security as well as baskets deemed “turnaround” candidates. Turnaround candidates are baskets that have fallen to the bottom of the rankings, remained there for a sufficient period of time and rallied with significant upside momentum. FPI typically assigns each holding in which it invests a minimum holding period, though the actual holding period will depend on the performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, FPI seeks to maintain longer term core holdings of the All-Cap Equity Fund. FPI may evaluate all baskets or individual equity securities as often as daily based on rankings in order to minimize the impact and costs associated with trading. FPI’s investment strategy attempts to respond to the performance of each basket or equity security rather than the performance of a market index or technical indicators. This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

Finally, in making the decision to invest in a security, long or short, FPI may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price and volatility patterns and other technical data or relate to accounting periods, tax events and other calendar-related events. FPI also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, at any time, may result in a large portion or all of the fund’s assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to provide security of principal, current income and liquidity. As part of its investment strategy and for temporary defensive purposes, FPI may invest the All-Cap Equity Fund’s assets in cash and/or cash equivalents. As a result, up to 100% of the All-Cap Equity Fund’s assets may be invested in cash or cash equivalents at any given time for temporary defensive purposes. To earn income on available cash, a large portion or all of the assets of the All-Cap Equity Fund may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the All-Cap Equity Fund may not achieve its investment objective.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The All-Cap Equity Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The All-Cap Equity Fund returned 27.41% on a total return basis during the Semi-Annual Period, compared to 27.72% for the S&P 500 Index.

Evolution Market Leaders Fund

The Market Leaders Fund is aggressively managed by FPI. The Market Leaders Fund will typically invest primarily in equity securities either directly through individual stocks and ADRs or indirectly through ETFs and other investment companies. Investments in ETFs and investment companies may provide the Market Leaders Fund exposure to equity, income, sectors, domestic, and international positions, including positions relating to companies with small and/or medium market capitalization. The Market Leaders Fund also may invest in futures and options. The Market Leaders Fund invests in equity securities of any investment style, market sector or industry. The Market Leaders Fund also may seek exposure to international issuers and there is no limit on the amount of assets that may be invested in international securities. FPI also may invest up to 50% of the Market Leaders Fund’s assets in short positions in equity securities and futures and options.

FPI analyzes the overall investment opportunities of various market indexes to determine how to position the Market Leaders Fund’s portfolio. FPI evaluates and ranks the short-term total return performance of each market index and usually invests the Market Leaders Fund’s assets in the top-performing equity securities within the top ranked market indexes. FPI typically assigns each holding in which it invests a minimum holding period, though the actual holding period will depend on the performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, FPI seeks to maintain longer term core holdings of the Market Leaders Fund. FPI may evaluate all indexes and individual equity securities as often as daily based on rankings in order to minimize the impact and costs associated with trading. FPI’s ranking strategy attempts to respond to both the performance of each equity security, as well as the performance of the market indexes. This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

Finally, in making the decision to invest in a security, long or short, FPI may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price and volatility patterns and other technical data or relate to accounting periods, tax events and other calendar-related events. FPI also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, at any time, may result in a large portion or all of the fund’s assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to provide security of principal, current income and liquidity. As part of its investment strategy and for temporary defensive purposes, FPI may invest the Market Leaders Fund’s assets in cash and/or cash equivalents. As a result, up to 100% of the Market Leaders Fund’s assets may be invested in cash or cash equivalents at any given time for temporary defensive purposes. To earn income on available cash, a large portion or all of the assets of the Market Leaders Fund may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the Market Leaders Fund may not achieve its investment objective.

The Market Leaders Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Market Leaders Fund returned 22.76% on a total return basis during the Semi-Annual Period, compared to 37.54% for the Russell 2000 Index.

Evolution Alternative Investment Fund

The Alternative Investment Fund is aggressively managed by FPI. The Alternative Investment Fund will invest primarily in securities, including dividend-paying equities or interest bearing fixed income securities, having a low or negative correlation with the S&P 500 Index (collectively, “alternative securities”) or indirectly through securities that invest in or are a derivative of alternative securities. The term “Alternative Investment” in the Alternative Investment Fund’s name refers to the nontraditional types of equity and debt securities in which the Fund may invest and to which the Alternative Investment Fund may gain exposure through investments in ETFs, open-end mutual funds and other investment companies.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The Alternative Investment Fund also may invest in futures and options. The underlying alternative securities in which the Alternative Investment Fund seeks to gain exposure include:

•	U.S. Treasury bonds and notes;
•	U.S. government-sponsored enterprises, such as Fannie Mae and Freddie Mac;
•	U.S. dollar-denominated corporate obligations;
•	Mortgage and asset-backed securities;
•	Corporate bonds and notes and asset-backed securities;
•	Zero coupon bonds;
•	Commercial paper and other money market instruments;
•	Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries;
•	Dividend paying stocks; and
•	High-yield (“junk”) bonds.

In addition, alternative securities include common stocks, ETFs, UITs and open-end and closed-end investment companies. Investments in ETFs, UITs and investment companies may include those investing (passively or actively) in equity, income, sectors, domestic, international, currency, inverse and/or leveraged positions and alternative investments, including positions relating to companies with small or medium market capitalization. FPI analyzes the overall investment opportunities of various alternative securities and market sectors to determine how to position the Alternative Investment Fund’s portfolio. FPI may position the Alternative Investment Fund’s portfolio to seek exposure to a variety of credit categories, which could range from government securities to junk bonds. The Alternative Investment Fund is not limited in its exposure to junk bonds, which may include bonds in the lowest credit rating category. In addition, the Alternative Investment Fund may invest in alternative securities without any restriction on maturity. FPI also may invest up to 50% of the Alternative Investment Fund’s assets in short positions in income generating, equity or alternative securities and futures and options relating thereto.

In conducting its analysis, FPI creates from the universe of alternative securities various “baskets” of securities (long and short) each of which is defined by a common set of criteria. Examples of securities in which the Alternative Investment Fund may invest include, but are not limited to, deep discount and alternative investment closed- end bond funds, open-end funds investing in alternative investments, high-yielding corporate stocks of various capitalization ranges, ETFs deemed to present alternative investment opportunities (such as commodities and currencies) and ADRs of various geographical regions. FPI evaluates and ranks the short-term performance of each security and usually invests the Alternative Investment Fund’s assets in the top performing securities as well as in securities deemed “turnaround” candidates. Turnaround candidates are securities that have fallen to the bottom of the rankings, remained there for a sufficient period of time and rallied with significant upside momentum. In addition, there is no fixed allocation between equity and fixed income securities. Rather, the allocation is determined by FPI’s total return momentum ranking of the various securities in which the Alternative Investment Fund invests. FPI typically assigns each holding in which it invests a minimum holding period, though the actual holding period will depend on the performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, FPI seeks to maintain longer-term core holdings of the Alternative Investment Fund. FPI may evaluate all positions as often as daily based on rankings in order to minimize the impact and costs associated with trading. FPI’s ranking strategy attempts to respond to the performance of each security rather than the performance of a market index or technical indicators. This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

Finally, in making the decision to invest in a security, long or short, FPI may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or relate to accounting periods, tax events and other calendar-related events. FPI also will create and rank a basket representing cash and/or cash equivalents (“cash basket”). As part of its investment strategy and for temporary defensive purposes, FPI may invest the Alternative Investment Fund’s assets in such a basket. As a result, up to 100% of the Alternative Investment Fund’s assets may be invested in cash or cash equivalents at any given time for temporary defensive purposes. To earn income on available cash, a large portion or all of the assets of the Alternative Investment Fund may be invested in high-quality, U.S.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the Alternative Investment Fund may not achieve its investment objective.

The Alternative Investment Fund seeks high total return on an annual basis consistent with a high tolerance for risk. The Alternative Investment Fund returned 11.29% on a total return basis during the Semi-Annual Period, compared to 27.72% for the S&P 500 Index and -0.83% for the Barclays Capital Aggregate Bond Index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Jerry Wagner
Direxion Funds	Flexible Plan Investments, Ltd.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The views in this report were those of the Adviser as of February 28, 2011 and may not reflect their views on the date of this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

The total annual fund operating expense ratio of the Managed Bond Fund, All-Cap Equity Fund, Market Leaders Fund and the Alternative Investment Fund is 2.14%, 1.98%, 2.20% and 2.80% respectively, net of any fee, waivers or expense reimbursements.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC

Date of First Use: April 29, 2011

*	The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratio would be 1.90% for the Managed Bond Fund, All-Cap Equity Fund, Market Leaders Fund and the Alternative Investment Fund.

Expense Example
February 28, 2011 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2010 — February 28, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	September 1, 2010	February 28, 2011	Period[2]

Evolution Managed Bond Fund
Based on actual fund return	1.90%	$1,000.00	$974.30	$9.30
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Evolution All-Cap Equity Fund
Based on actual fund return	1.90%	1,000.00	1,274.10	10.71
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Evolution Market Leaders Fund
Based on actual fund return	1.90%	1,000.00	1,227.60	10.49
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Evolution Alternative Investment Fund
Based on actual fund return	1.90%	1,000.00	1,112.90	9.95
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

DIREXION SEMI-ANNUAL REPORT  7

Allocation of Portfolio Holdings
February 28, 2011 (Unaudited)

				Investment
	Cash*	Common Stock		Companies	Futures		Total

Evolution Managed Bond Fund	6%	—		94%	—		100%
Evolution All-Cap Equity Fund	14%	78%		8%	—	**	100%
Evolution Market Leaders Fund	6%	0	%**	94%	—		100%
Evolution Alternative Investment Fund	14%	—		86%	—	**	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

8  DIREXION SEMI-ANNUAL REPORT

Evolution Managed Bond Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 94.2%
13,468	AllianceBernstein Global High Income Fund	$196,633
16,542	BlackRock Corporate High Yield Fund VI	195,030
20,486	BlackRock Credit Allocation Income Trust II	202,402
12,775	BlackRock Floating Rate Income Strategies Fund	196,480
14,315	iShares Barclays 1-3 Year Credit Bond Fund	1,500,641
36,066	iShares Barclays 1-3 Year Treasury Bond Fund	3,026,659
22,161	iShares Barclays 3-7 Year Treasury Bond Fund	2,540,980
32,202	iShares Barclays 7-10 Year Treasury Bond Fund	3,006,701
63,904	iShares Barclays Aggregate Bond Fund	6,751,458
50,848	iShares Barclays MBS Bond Fund	5,357,854
13,382	iShares Barclays Short Treasury Bond Fund	1,474,964
13,830	iShares Barclays TIPS Bond Fund	1,495,715
53,247	iShares iBoxx $ High Yield Corporate Bond Fund	4,925,347
5,233	iShares iBoxx $ Investment Grade Corporate Bond Fund	571,548
14,411	iShares S&P National AMT-Free Municipal Bond Fund	1,454,935
27,926	MFS Charter Income Trust	256,919
39,019	MFS Government Markets Income Trust	258,306
32,467	MFS Intermediate Income Trust	199,672
30,649	Putnam Premier Income Trust	197,380
51,335	SPDR Barclays Capital 1-3 Month T-Bill Bond ETF	2,353,710
75,062	SPDR Barclays Capital International Treasury Bond ETF	4,453,428
11,845	Templeton Emerging Markets Income Fund	193,903
203,958	Vanguard Total Bond Market ETF	16,388,025
12,658	Wells Fargo Advantage Multi-Sector Income Fund	191,516
10,611	Western Asset Emerging Markets Debt Fund	197,046
20,224	Western Asset High Income Fund II	198,397
16,022	Western Asset/Claymore - Linked Opportunities & Income Fund	202,037

	TOTAL INVESTMENT COMPANIES (Cost $55,415,790)	$57,987,686

SHORT TERM INVESTMENTS - 3.6%
MONEY MARKET FUNDS - 3.6%
435,882	Fidelity Institutional Government Portfolio, 0.01%(a)	$435,882
435,882	Fidelity Institutional Money Market Portfolio, 0.16%(a)	435,882
435,882	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	435,882
435,882	Goldman Sachs Financial Square Government Fund, 0.05%(a)	435,882
435,882	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	435,882

	TOTAL SHORT TERM INVESTMENTS (Cost $2,179,410)	$2,179,410

	TOTAL INVESTMENTS (Cost $57,595,200) - 97.8%	$60,167,096
	Other Assets in Excess of Liabilities - 2.2%	1,377,738

	TOTAL NET ASSETS - 100.0%	$61,544,834

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at February 28, 2011.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  9

Evolution All-Cap Equity Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 77.5%
Accommodation - 0.5%
212	Choice Hotels International, Inc.	$8,187
2,080	Wyndham Worldwide Corp.	65,062

		73,249

Administrative and Support Services - 0.6%
2,698	Geo Group, Inc.(a)	68,610
1,050	Kelly Services, Inc. - Class A(a)	22,071

		90,681

Air Transportation - 1.4%
1,286	Alaska Air Group, Inc.(a)	76,453
5,085	Hawaiian Holdings, Inc.(a)	33,764
3,988	SkyWest, Inc.	65,802
1,335	United Continental Holdings, Inc.(a)	32,093

		208,112

Ambulatory Health Care Services - 1.0%
2,415	Air Methods Corp.(a)	140,167
127	MEDNAX, Inc.(a)	8,246

		148,413

Amusement, Gambling, and Recreation Industries - 0.5%
711	Las Vegas Sands Corp.(a)	33,161
582	Six Flags Entertainment Corp.	36,294

		69,455

Beverage and Tobacco Product Manufacturing - 0.1%
190	The Coca-Cola Co.	12,145

Broadcasting (except Internet) - 1.1%
6,005	CBS Corp. - Class B	143,279
1,325	Liberty Media Holdings Corp. - Class A(a)	21,280

		164,559

Chemical Manufacturing - 4.9%
119	Ameron International, Inc.	8,409
2,513	E.I. du Pont de Nemours & Co.	137,888
1,127	Endo Pharmaceuticals Holdings, Inc.(a)	40,031
5,210	Georgia Gulf Corp.(a)	166,303
107	IDEXX Laboratories, Inc.(a)	8,314
1,703	International Flavors & Fragrances, Inc.	96,986
646	Jazz Pharmaceuticals, Inc.(a)	15,911
836	King Pharmaceuticals, Inc.(a)	11,905
604	Momenta Pharmaceuticals, Inc.(a)	8,384
4,430	Neurocrine Biosciences, Inc.(a)	29,902
225	OM Group, Inc.(a)	7,918
770	Prestige Brands Holdings, Inc.(a)	8,485
2,572	Questcor Pharmaceuticals, Inc.(a)	33,333
190	Rockwood Holdings, Inc.(a)	8,844
2,981	Westlake Chemical Corp.	142,522

		725,135

Clothing and Clothing Accessories Stores - 1.4%
930	AnnTaylor Stores Corp.(a)	21,585
381	Collective Brands, Inc.(a)	8,687
527	Dillard’s, Inc.	22,313
550	Genesco, Inc.(a)	21,736
956	Ross Stores, Inc.	68,870
1,812	Saks, Inc.(a)	22,197
512	Signet Jewelers Ltd(a)	22,461
318	The Men’s Wearhouse, Inc.	8,491
190	Tiffany & Co.	11,694

		208,034

Computer and Electronic Product Manufacturing - 19.3%
428	Acme Packet, Inc.(a)	32,203
2,358	Agilent Technologies, Inc.(a)	99,225
266	Altera Corp.	11,135
2,434	Analog Devices, Inc.	97,068
399	Apple, Inc.(a)	140,931
12,834	Atmel Corp.(a)	188,403
1,320	Audiocodes Ltd (Israel)(a)	8,593
4,436	AXT, Inc.(a)	32,915
174	Cabot Microelectronics Corp.(a)	8,495
314	Comtech Telecommunications Corp.	8,494
3,475	Diodes, Inc.(a)	100,636
336	DTS, Inc.(a)	15,238
2,499	Entegris, Inc.(a)	21,791
4,097	Fairchild Semiconductor International, Inc.(a)	72,148
2,241	FEI Co.(a)	75,141
1,830	Fossil, Inc.(a)	140,434
758	InterDigital, Inc.	36,141
5,108	International Rectifier Corp.(a)	164,171
1,362	LSI Corp.(a)	8,567
34,035	LTX-Credence Corp.(a)	304,273
509	Masimo Corp.	15,341
279	Measurement Specialties, Inc.(a)	8,632
7,813	Micrel, Inc.	105,007
2,662	MIPS Technologies, Inc.(a)	32,397
6,384	National Semiconductor Corp.	98,952
1,621	NxStage Medical, Inc.(a)	33,441
770	ON Semiconductor Corp.(a)	8,585
3,634	Rofin-Sinar Technologies, Inc.(a)	140,927
6,947	Sandisk Corp.(a)	344,571
3,995	Silicon Image, Inc.(a)	32,120
337	Skyworks Solutions, Inc.(a)	12,112
1,080	STEC, Inc.(a)	22,064
3,041	Texas Instruments, Inc.	108,290
23,117	TriQuint Semiconductor, Inc.(a)	329,417
492	Vishay Intertechnology, Inc.(a)	8,585

		2,866,443

Construction of Buildings - 0.2%
1,196	M/I Homes, Inc.(a)	15,967
609	Meritage Homes Corp.(a)	15,718

		31,685

Couriers and Messengers - 0.2%
4,273	Air Transport Services Group, Inc.(a)	33,543

Credit Intermediation and Related Activities - 0.2%
253	First Cash Financial Services, Inc.(a)	8,283
262	World Acceptance Corp.(a)	15,670

		23,953

The accompanying notes are an integral part of these financial statements.
10  DIREXION SEMI-ANNUAL REPORT

Evolution All-Cap Equity Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

Data Processing, Hosting and Related Services - 0.7%
1,535	Fiserv, Inc.(a)	$97,119

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
205	AMETEK, Inc.	8,600
633	EnerSys(a)	22,471
1,882	Exide Technologies(a)	22,396

		53,467

Fabricated Metal Product Manufacturing - 1.0%
129	Parker Hannifin Corp.	11,504
2,834	The Timken Co.	138,073

		149,577

Food Manufacturing - 0.2%
585	Darling International, Inc.(a)	8,126
1,169	Del Monte Foods Co.	22,129

		30,255

Food Services and Drinking Places - 0.4%
47	Biglari Holdings, Inc.(a)	20,105
525	CEC Entertainment, Inc.(a)	20,312
48	Chipotle Mexican Grill, Inc.(a)	11,760
156	DineEquity, Inc.(a)	8,925

		61,102

Funds, Trusts, and Other Financial Vehicles - 0.5%
1,291	AMERIGROUP Corp.(a)	74,039

General Merchandise Stores - 1.6%
547	Bon-Ton Stores, Inc.(a)	8,566
2,297	Dollar Tree, Inc.(a)	115,585
2,331	Family Dollar Stores, Inc.	116,737

		240,888

Health and Personal Care Stores - 1.4%
1,230	Express Scripts, Inc.(a)	69,150
242	McKesson Corp.	19,186
451	Medco Health Solutions, Inc.(a)	27,800
366	Ulta Salon, Cosmetcs & Fragrance, Inc.(a)	15,273
2,372	Vitamin Shoppe, Inc.(a)	82,522

		213,931

Heavy and Civil Engineering Construction - 1.1%
8,359	Dycom Industries, Inc.(a)	144,276
1,248	MasTec, Inc.(a)	23,238

		167,514

Hospitals - 0.6%
6,835	Health Management Associates, Inc.(a)	68,350
879	Kindred Healthcare, Inc.(a)	21,905

		90,255

Insurance Carriers and Related Activities - 5.5%
979	American Financial Group, Inc.	33,903
533	Axis Capital Holdings Ltd	19,359
988	Cincinnati Financial Corp.	33,641
4,635	Coventry Health Care, Inc.(a)	139,977
1,801	Healthspring, Inc.(a)	67,790
549	Humana, Inc.(a)	35,690
13,280	Protective Life Corp.	377,550
551	The Chubb Corp.	33,435
571	The Travelers Companies, Inc.	34,220
512	Torchmark Corp.	33,408

		808,973

Leather and Allied Product Manufacturing - 1.1%
1,834	Crocs, Inc.(a)	32,370
249	Deckers Outdoor Corp.(a)	21,967
94	Nike, Inc. - Class B	8,369
2,642	The Timberland Co.(a)	97,595

		160,301

Machinery Manufacturing - 3.7%
179	3D Systems Corp.(a)	8,762
119	Caterpillar, Inc.	12,249
1,259	Imax Corp. (Canada)(a)	33,376
32,071	Kulicke & Soffa Industries, Inc.(a)	307,561
260	National Oilwell Varco, Inc.	20,688
542	Newport Corp.(a)	9,024
726	TriMas Corp.(a)	14,934
2,918	Varian Semiconductor Equipment Associates, Inc.(a)	139,218

		545,812

Management of Companies and Enterprises - 0.9%
7,857	Cathay General Bancorp	139,226

Merchant Wholesalers, Durable Goods - 0.4%
878	Arrow Electronics, Inc.(a)	34,418
1,599	Brightpoint, Inc.(a)	20,147

		54,565

Merchant Wholesalers, Nondurable Goods - 0.1%
104	Polo Ralph Lauren Corp.	13,178
130	Sigma-Aldrich Corp.	8,305

		21,483

Miscellaneous Manufacturing - 0.3%
209	Coach, Inc.	11,478
431	Hasbro, Inc.	19,352
141	Rockwell Automation, Inc.	12,370

		43,200

Motion Picture and Sound Recording Industries - 2.8%
503	Netflix, Inc.(a)	103,955
3,775	SINA Corp. (China)(a)	308,304

		412,259

Motor Vehicle and Parts Dealers - 0.7%
1,088	Advance Auto Parts, Inc.	68,196
585	AutoNation, Inc.(a)	19,679
47	AutoZone, Inc.(a)	12,124

		99,999

Nonstore Retailers - 0.3%
608	IAC/InterActiveCorp(a)	18,890
463	Sotheby’s	22,789

		41,679

Oil and Gas Extraction - 1.4%
2,070	El Paso Corp.	38,502
1,737	EXCO Resources, Inc.	35,556
587	Hess Corp.	51,087

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  11

Evolution All-Cap Equity Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares			Value

Oil and Gas Extraction (continued	)
1,222		Rex Energy Corp.(a)	$15,397
2,210		Stone Energy Corp.(a)	66,919

			207,461

Other Information Services - 0.3%
990		QuinStreet, Inc.(a)	21,572
336		WebMD Health Corp.(a)	19,488

			41,060

Paper Manufacturing - 1.0%
3,299		Buckeye Technologies, Inc.	86,434
1,867		KapStone Paper & Packaging Corp.(a)	32,019
486		Rock-Tenn Co. - Class A	33,364

			151,817

Petroleum and Coal Products Manufacturing - 2.1%
344		Chevron Corp.	35,690
456		ConocoPhillips	35,509
5,009		Frontier Oil Corp.(a)	139,751
6,304		Western Refining, Inc.(a)	102,566

			313,516

Pipeline Transportation - 0.2%
1,143		Atlas Pipeline Partners, LP(a)	33,707

Plastics and Rubber Products Manufacturing - 0.1%
988		Newell Rubbermaid, Inc.	19,108

Primary Metal Manufacturing - 0.1%
58		Precision Castparts Corp.	8,221

Professional, Scientific, and Technical Services - 3.3%
178		athenahealth, Inc.(a)	8,071
504		Cognizant Technology Solutions - Class A(a)	38,743
6,100		Korn/Ferry International(a)	139,446
928		Medidata Solutions, Inc.(a)	24,044
247		Omnicom Group, Inc.	12,572
661		Pre-Paid Legal Services, Inc.(a)	43,586
3,297		Rigel Pharmaceuticals, Inc.(a)	23,046
1,083		Riverbed Technology, Inc.(a)	44,717
4,431		Teletech Holdings, Inc.(a)	100,938
10,154		United Online, Inc.	61,026

			496,189

Publishing Industries (except Internet) - 0.5%
3,955		Gannett Co., Inc.	65,297
698		Web.com Group, Inc.(a)	8,879

			74,176

Real Estate - 0.1%
646		Apartment Investment & Management Co.	16,570

Rental and Leasing Services - 1.2%
1,149		Rent-A-Center, Inc.	37,986
4,368		United Rentals, Inc.(a)	135,321

			173,307

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.4%
37,523		American Capital Ltd(a)	350,465

Sporting Goods, Hobby, Book, and Music Stores - 0.6%
501		Hibbett Sports, Inc.(a)	15,737
1,092		Jo-Ann Stores, Inc.(a)	66,284

			82,021

Support Activities for Mining - 0.6%
1,162		Basic Energy Services, Inc.(a)	22,287
82		Core Laboratories NV (Netherlands)	8,475
1,535		Helix Energy Solutions Group, Inc.(a)	23,639
4,228		L & L Energy, Inc.(a)	31,752

			86,153

Support Activities for Transportation - 0.5%
937		C.H. Robinson Worldwide, Inc.	67,829
232		Expeditors International of Washington, Inc.	11,090

			78,919

Telecommunications - 3.4%
5,288		AboveNet, Inc.(a)	343,138
2,235		BT Group plc ADR (United Kingdom)	66,826
267		CenturyLink, Inc.	10,995
4,145		EarthLink, Inc.	34,113
1,621		Qwest Communications International, Inc.	11,055
2,393		USA Mobility, Inc.	35,704

			501,831

Transportation Equipment Manufacturing - 4.2%
1,447		Autoliv, Inc.	108,366
166		BorgWarner, Inc.(a)	12,883
1,186		Dana Holding Corp.(a)	22,392
108		Eaton Corp.	11,964
2,443		Ford Motor Co.(a)	36,767
3,679		Leapfrog Enterprises, Inc.(a)	15,967
326		Lear Corp.(a)	34,491
1,795		Oshkosh Corp.(a)	64,028
2,449		TRW Automotive Holdings Corp.(a)	139,103
3,134		Wabash National Corp.(a)	32,656
2,392		WABCO Holdings, Inc.(a)	139,764

			618,381

Utilities - 0.2%
875		Edison International	32,480

Water Transportation - 0.2%
384		SEACOR Holdings, Inc.	36,392

		TOTAL COMMON STOCKS (Cost $10,787,631)	$11,482,825

INVESTMENT COMPANIES - 8.0%
13,062		Guggenheim BRIC ETF	$593,799
2,406		iShares MSCI EAFE Index Fund	148,089
10,517		iShares S&P Europe 350 Index Fund	444,554

		TOTAL INVESTMENT COMPANIES (Cost $1,159,283)	$1,186,442

The accompanying notes are an integral part of these financial statements.
12  DIREXION SEMI-ANNUAL REPORT

Evolution All-Cap Equity Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 9.3%
MONEY MARKET FUNDS - 9.3%
274,511	Fidelity Institutional Government Portfolio, 0.01%(b)	$274,511
274,511	Fidelity Institutional Money Market Portfolio, 0.16%(b)	274,511
274,511	Goldman Sachs Financial Square Federal Fund, 0.00%(b)	274,511
274,511	Goldman Sachs Financial Square Government Fund, 0.05%(b)	274,511
274,511	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(b)	274,511

	TOTAL SHORT TERM INVESTMENTS (Cost $1,372,555)	$1,372,555

	TOTAL INVESTMENTS (Cost $13,319,469) - 94.8%	$14,041,822
	Other Assets in Excess of Liabilities - 5.2%	773,696

	TOTAL NET ASSETS - 100.0%	$14,815,518

Percentages are stated as a percent of net assets.

(a)  Non income producing

(b)  Represents annualized seven-day yield at February 28, 2011.

Evolution All-Cap Equity Fund
Futures Contracts
February 28, 2011 (Unaudited)

		Unrealized
Contracts		Appreciation

44	E-Mini S&P 500 Futures
	Expiring March 2011 (Underlying Face Amount at Market Value $2,919,950)	$27,775

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  13

Evolution Market Leaders Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 0.0%
Chemical Manufacturing - 0.0%
1	Inter Parfums, Inc.	$18

	TOTAL COMMON STOCKS (Cost $7)	$18

INVESTMENT COMPANIES - 93.6%
20,138	Fidelity Nasdaq Composite Index Tracking Stock	$2,201,083
108,964	First Trust Technology AlphaDEX Fund	2,717,562
93,396	First Trust Value Line 100 Exchange-Traded Fund	1,364,516
8,700	Internet HOLDRS Trust	658,242
6,303	iShares Barclays TIPS Bond Fund	681,670
43,177	iShares Dow Jones U.S. Basic Materials Sector Index Fund	3,423,936
62,324	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	4,092,194
7,400	iShares iBoxx High Yield Corporate Bond Fund	684,500
27,008	iShares Morningstar Small Growth Index Fund	2,420,673
1	iShares MSCI All Peru Capped Index Fund	48
111,482	iShares Russell 2000 Growth Index Fund	10,250,770
97,866	iShares Russell 3000 Growth Index Fund	4,854,447
63,519	iShares S&P MidCap 400 Growth Index Fund	6,804,790
43,049	iShares S&P North American Technology-Semiconductors Index Fund	2,672,912
107,541	iShares S&P SmallCap 600 Growth Index Fund	8,178,493
69,317	Materials Select Sector SPDR Fund	2,735,249
25,000	Oil Service HOLDRS Trust	4,108,500
12,798	PIMCO 1-5 Year U.S. TIPS Index Fund	681,494
36,465	PowerShares Dynamic Basic Materials Sector Portfolio	1,366,344
94,773	PowerShares Dynamic Networking Portfolio	2,720,933
165,196	PowerShares Dynamic Oil & Gas Services Portfolio	4,133,204
105,699	PowerShares QQQ Trust	6,106,231
106,094	Rydex S&P 500 Pure Growth ETF	4,862,288
117,618	Rydex S&P MidCap 400 Pure Growth ETF	9,769,351
154,620	Schwab U.S. Large-Cap Growth ETF	4,911,041
18,064	SPDR Barclays Capital Short Term International Treasury Bond ETF	685,420
16,780	SPDR Barclays High Yield Bond ETF	684,288
11,390	SPDR DB International Government Inflation-Protected Bond ETF	681,153
37,345	SPDR Dow Jones Small Cap Growth ETF	4,253,820
12,952	SPDR S&P Oil & Gas Equipment & Services ETF	551,690
44,307	SPDR S&P Semiconductor ETF	2,698,739
40,142	Vanguard Materials ETF	3,419,697
153,428	Vanguard Mid-Cap Growth ETF	10,187,619
38,926	Vanguard Small-Cap ETF	3,004,309
122,579	Vanguard Small-Cap Growth ETF	10,252,508

	TOTAL INVESTMENT COMPANIES (Cost $118,658,066)	$128,819,714

SHORT TERM INVESTMENTS - 2.6%
MONEY MARKET FUNDS - 2.6%
719,834	Fidelity Institutional Government Portfolio, 0.01%(a)	$719,834
719,834	Fidelity Institutional Money Market Portfolio, 0.16%(a)	719,834
719,834	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	719,834
719,834	Goldman Sachs Financial Square Government Fund, 0.05%(a)	719,834
719,834	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	719,834

	TOTAL SHORT TERM INVESTMENTS (Cost $3,599,170)	$3,599,170

	TOTAL INVESTMENTS (Cost $122,257,243) - 96.2%	$132,418,902
	Other Assets in Excess of Liabilities - 3.8%	5,254,667

	TOTAL NET ASSETS - 100.0%	$137,673,569

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at February 28, 2011.

The accompanying notes are an integral part of these financial statements.
14  DIREXION SEMI-ANNUAL REPORT

Evolution Alternative Investment Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 85.7%
44,482	American Century Long-Short Market Neutral Fund(a)	$441,265
23,000	Broadband HOLDRs Trust	371,303
57,346	Diamond Hill Long-Short Fund	967,435
38,732	Driehaus Active Income Fund	438,449
26,255	DWS Disciplined Market Neutral Fund	243,907
41,685	First Trust Consumer Discretionary AlphaDEX Fund	859,961
34,700	First Trust Financials AlphaDEX Fund	538,891
60,500	First Trust ISE Water Index Fund	1,371,535
52,600	First Trust Materials AlphaDEX Fund	1,308,162
36,000	First Trust Technology AlphaDEX Fund	897,840
23,959	Gateway Fund	635,634
44,349	Guggenheim S&P Global Water Index ETF	923,346
14,068	Guggenheim Timber ETF	313,576
89,346	Hatteras Alpha Hedged Strategies Fund	962,260
106,943	Highland Long/Short Equity Fund	1,218,080
26,322	Industrial Select Sector SPDR Fund	974,177
2,900	Internet HOLDRs Trust	219,414
11,687	iShares Dow Jones U.S. Aerospace & Defense Index Fund	735,580
2,803	iShares Dow Jones U.S. Basic Materials Sector Index Fund	222,278
27,811	iShares Dow Jones U.S. Broker-Dealers Index Fund	856,022
2,600	iShares Dow Jones U.S. Consumer Services Sector Index Fund	184,080
3,000	iShares Dow Jones U.S. Financial Services Index Fund	180,060
13,920	iShares Dow Jones U.S. Industrial Sector Index Fund	973,426
16,853	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	1,106,568
9,200	iShares Dow Jones U.S. Regional Banks Index Fund	230,736
3,200	iShares MSCI All Peru Capped Index Fund	152,224
2,500	iShares MSCI Brazil Index Fund	185,675
21,900	iShares MSCI Malaysia Index Fund	308,133
14,930	iShares MSCI Mexico Investable Market Index Fund	912,522
4,600	iShares MSCI Poland Investable Market Index Fund	157,734
21,400	iShares MSCI Taiwan Index Fund	315,436
5,500	iShares MSCI Thailand Investable Market Index Fund	339,570
9,900	iShares S&P Global Financials Sector Index Fund	494,406
47,091	iShares S&P North American Natural Resources Sector Index Fund	2,180,313
21,800	iShares S&P North American Technology-Multimedia Networking Index Fund	820,114
23,603	Managers AMG FQ Global Alternatives Fund(a)	244,050
4,172	Market Vectors Agribusiness ETF	234,383
3,500	Market Vectors Brazil Small-Cap ETF	182,980
31,600	Market Vectors Gold Miners ETF	1,890,628
12,600	Market Vectors Indonesia Index ETF	344,610
5,700	Market Vectors Poland ETF	157,890
27,598	Market Vectors Russia ETF	1,128,758
5,795	Materials Select Sector SPDR Fund	228,671
119,409	MutualHedge Frontier Legends Fund	1,241,856
4,000	Oil Service HOLDRs Trust	657,360
20,904	Permanent Portfolio	983,119
9,200	PowerShares Aerospace & Defense Portfolio	184,000
24,953	PowerShares Dynamic Basic Materials Sector Portfolio	934,989
30,283	PowerShares Dynamic Energy Exploration & Production Portfolio	811,281
12,400	PowerShares Dynamic Leisure & Entertainment Portfolio	233,244
62,300	PowerShares Dynamic Media Portfolio	951,321
16,500	PowerShares Dynamic Networking Portfolio	473,715
12,600	PowerShares Dynamic Oil & Gas Services Portfolio	315,252
22,968	PowerShares Global Water Portfolio	458,901
96,334	PowerShares Water Resources Portfolio	1,898,743
19,289	ProShares Ultra Oil & Gas ETF	1,168,913
6,588	ProShares Ultra Technology ETF	466,892
16,000	ProShares UltraShort Basic Materials ETF	286,720
24,800	ProShares UltraShort Consumer Services ETF	488,064
14,200	ProShares UltraShort MSCI Emerging Markets ETF	477,688
7,300	Regional Bank HOLDRs Trust	647,656
1,700	Retail HOLDRs Trust(a)	181,050
28,133	Rydex Precious Metals Fund	2,406,222
53,743	Schooner Fund	1,228,035
7,000	SPDR KBW Bank ETF	185,500
25,888	SPDR KBW Capital Markets ETF	1,044,840
17,488	SPDR S&P Metals & Mining ETF	1,253,190
11,800	SPDR S&P Oil & Gas Equipment & Services ETF	502,621
2,500	SPDR S&P Oil & Gas Exploration & Production ETF	154,225
10,877	SPDR S&P Retail ETF	535,366
6,300	SPDR S&P Semiconductor ETF	383,733
160,429	TFS Market Neutral Fund	2,456,168

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  15

Shares		Value

8,483	Vanguard Consumer Discretionary ETF	$536,295
14,247	Vanguard Industrials ETF	981,903
5,306	Vanguard Materials ETF	452,019
91,064	Wasatch-1st Source Long/Short Fund	1,212,976

	TOTAL INVESTMENT COMPANIES (Cost $50,995,607)	$53,645,939

SHORT TERM INVESTMENTS - 9.1%
MONEY MARKET FUNDS - 9.1%
1,144,901	Fidelity Institutional Government Portfolio, 0.01%(b)	$1,144,901
1,144,901	Fidelity Institutional Money Market Portfolio, 0.16%(b)	1,144,901
1,144,900	Goldman Sachs Financial Square Federal Fund, 0.00%(b)	1,144,900
1,144,900	Goldman Sachs Financial Square Government Fund, 0.05%(b)	1,144,900
1,144,900	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(b)	1,144,900

	TOTAL SHORT TERM INVESTMENTS (Cost $5,724,502)	$5,724,502

	TOTAL INVESTMENTS (Cost $56,720,109) - 94.8%	$59,370,441
	Other Assets in Excess of Liabilities - 5.2%	3,259,184

	TOTAL NET ASSETS - 100.0%	$62,629,625

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at February 28, 2011.

Evolution Alternative Investment Fund
Futures Contracts
February 28, 2011 (Unaudited)

		Unrealized
Contracts		Appreciation

39	E-Mini S&P 500 Futures
	Expiring March 2011 (Underlying Face Amount at Market Value $2,588,138)	$44,197

The accompanying notes are an integral part of these financial statements.
16  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
February 28, 2011 (Unaudited)

	Evolution	Evolution
	Managed Bond Fund	All-Cap Equity Fund

Assets:
Investments, at market value (Note 2)	$60,167,096	$14,041,822
Receivables:
Fund shares sold	239,193	62,781
Investment securities sold	7,771,016	2,376,753
Deposits at broker for futures	98,852	208,550
Due from broker for futures	—	7,450
Variation margin	—	20,513
Dividends and interest	3,211	3,819

Total Assets	68,279,368	16,721,688

Liabilities:
Payables:
Fund shares redeemed	35,346	7,787
Investment securities purchased	6,608,939	1,874,637
Accrued investment advisory fees	45,641	10,827
Accrued operating services fees	22,821	5,413
Accrued distribution expense	13,537	4,859
Accrued shareholder servicing fees	8,231	2,647
Other liabilities	19	—

Total Liabilities	6,734,534	1,906,170

Net Assets	$61,544,834	$14,815,518

Net Assets Consist Of:
Capital stock	$64,483,504	$32,666,221
Accumulated net investment loss	(208,799)	(57,004)
Accumulated net realized loss	(5,301,767)	(18,543,827)
Net unrealized appreciation on:
Investments	2,571,896	722,353
Futures	—	27,775

Total Net Assets	$61,544,834	$14,815,518

Calculation of Net Assets Value Per Share:
Net assets	$61,544,834	$14,815,518
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	3,649,823	965,627
Net asset value, redemption and offering price per share	$16.86	$15.34

Cost of Investments	$57,595,200	$13,319,469

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  17

Statements of Assets and Liabilities
February 28, 2011 (Unaudited)

	Evolution Market	Evolution Alternative
	Leaders Fund	Investment Fund

Assets:
Investments, at market value (Note 2)	$132,418,902	$59,370,441
Receivables:
Fund shares sold	968,159	343,044
Investment securities sold	10,990,842	6,198,002
Deposits at broker for futures	—	147,614
Due from broker for futures	—	27,886
Variation margin	—	16,478
Dividends and interest	7,970	4,510

Total Assets	144,385,873	66,107,975

Liabilities:
Payables:
Fund shares redeemed	122,611	54,598
Investment securities purchased	6,393,293	3,341,049
Accrued investment advisory fees	102,008	43,519
Accrued operating services fees	51,004	21,759
Accrued distribution expense	25,414	11,635
Accrued shareholder servicing fees	17,347	5,790
Other liabilities	627	—

Total Liabilities	6,712,304	3,478,350

Net Assets	$137,673,569	$62,629,625

Net Assets Consist Of:
Capital stock	$120,940,352	$67,181,282
Accumulated net investment loss	(221,783)	(40,323)
Undistributed (Accumulated) net realized gain (loss)	6,793,341	(7,205,863)
Net unrealized appreciation (depreciation) on:
Investments	10,161,659	2,650,332
Futures	—	44,197

Total Net Assets	$137,673,569	$62,629,625

Calculation of Net Assets Value Per Share:
Net assets	$137,673,569	$62,629,625
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	9,428,166	3,714,243
Net asset value, redemption and offering price per share	$14.60	$16.86

Cost of Investments	$122,257,243	$56,720,109

The accompanying notes are an integral part of these financial statements.
18  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
For the Six months ended February 28, 2011 (Unaudited)

	Evolution	Evolution
	Managed Bond Fund	All-Cap Equity Fund

Investment Income:
Dividend income (net of foreign withholding tax of $- and $364, respectively)	$937,848	$60,635
Interest income	1,695	684

Total investment income	939,543	61,319

Expenses:
Investment advisory fees	293,409	62,359
Operating services fees	146,704	31,179
Distribution expenses	73,352	15,590
Shareholder servicing fees	44,012	9,372

Total expenses before interest and reimbursement	557,477	118,500
Interest on line of credit	1,317	—
Less: Reimbursement of expenses from Advisor	(4)	—

Total expenses	558,790	118,500

Net investment income (loss)	380,753	(57,181)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(791,582)	2,336,409
Futures	87,014	66,908

	(704,568)	2,403,317

Capital gain distributions from regulated investment companies	238,086	—

Change in unrealized appreciation (depreciation) on:
Investments	(1,513,325)	584,489
Futures	—	21,262

	(1,513,325)	605,751

Net realized and unrealized gain (loss) on investments	(1,979,807)	3,009,068

Net increase (decrease) in net assets resulting from operations	$(1,599,054)	$2,951,887

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  19

Statements of Operations
For the Six months ended February 28, 2011 (Unaudited)

	Evolution Market	Evolution Alternative
	Leaders Fund	Investment Fund

Investment Income:
Dividend income (net of foreign withholding tax of $299 and $-, respectively)	$851,473	$349,591
Interest income	2,016	3,250

Total investment income	853,489	352,841

Expenses:
Investment advisory fees	565,288	206,928
Operating services fees	282,644	103,464
Distribution expenses	141,322	51,732
Shareholder servicing fees	84,765	31,040

Total expenses before interest	1,074,019	393,164
Interest on line of credit	1,253	—

Total expenses	1,075,272	393,164

Net investment loss	(221,783)	(40,323)

Realized and unrealized gain on investments:
Net realized gain on:
Investments	9,835,332	1,819,756
Futures	—	207,747

	9,835,332	2,027,503

Capital gain distributions from regulated investment companies	306,237	430,503

Change in unrealized appreciation (depreciation) on:
Investments	12,160,084	1,668,761
Futures	—	67,222

	12,160,084	1,735,983

Net realized and unrealized gain on investments	22,301,653	4,193,989

Net increase in net assets resulting from operations	$22,079,870	$4,153,666

The accompanying notes are an integral part of these financial statements.
20  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Six Months Ended		Six Months Ended
	February 28, 2011	Year Ended	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$380,753	$987,222	$(57,181)	$(187,407)
Net realized gain (loss) on investments	(704,568)	920,276	2,403,317	(1,563,862)
Capital gain distributions from regulated investment companies	238,086	33,735	—	—
Change in net unrealized appreciation (depreciation) on investments	(1,513,325)	1,588,337	605,751	(1,948,443)

Net increase (decrease) in net assets resulting from operations	(1,599,054)	3,529,570	2,951,887	(3,699,712)

Distributions to shareholders:
Net investment income	(911,640)	(929,653)	—	—

Total distributions to shareholders	(911,640)	(929,653)	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions(a)	11,296,327	2,394,516	508,786	(28,417,731)

Total increase (decrease) in net assets from capital share transactions	11,296,327	2,394,516	508,786	(28,417,731)

Total increase (decrease) in net assets	8,785,633	4,994,433	3,460,673	(32,117,443)

Net assets:
Beginning of year/period	52,759,201	47,764,768	11,354,845	43,472,288

End of year/period	$61,544,834	$52,759,201	$14,815,518	$11,354,845

Undistributed (Accumulated) net investment income (loss), end of year/period	$(208,799)	$322,088	$(57,004)	$177

(a)  Summary of capital share transactions is as follows:

	Evolution Managed Bond Fund				Evolution All-Cap Equity Fund
	Six Months Ended				Six Months Ended
	February 28, 2011		Year Ended		February 28, 2011		Year Ended
	(Unaudited)		August 31, 2010		(Unaudited)		August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares sold	3,519,732	$60,277,639	5,150,963	$86,778,757	408,750	$5,921,960	812,865	$11,555,490
Shares issued in reinvestment of distributions	54,021	$911,640	55,888	$929,653	—	$—	—	$—
Shares redeemed	(2,932,345)	$(49,892,952)	(5,081,153)	$(85,313,894)	(386,371)	$(5,413,174)	(2,801,250)	$(39,973,221)

Net increase (decrease)	641,408	$11,296,327	125,698	$2,394,516	22,379	$508,786	(1,988,385)	$(28,417,731)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  21

Statements of Changes in Net Assets

	Evolution Market Leaders Fund		Evolution Alternative Investment Fund
	Six Months Ended		Six Months Ended
	February 28, 2011	Year Ended	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(221,783)	$(244,177)	$(40,323)	$(169,165)
Net realized gain (loss) on investments	9,835,332	5,583,465	2,027,503	(1,208,889)
Capital gain distributions from regulated investment companies	306,237	—	430,503	55,955
Change in net unrealized appreciation (depreciation) on investments	12,160,084	(3,871,149)	1,735,983	373,698

Net increase (decrease) in net assets resulting from operations	22,079,870	1,468,139	4,153,666	(948,401)

Distributions to shareholders:
Net investment income	—	—	—	(30,374)
Net realized gain	(242,010)	—	—	—
Return of capital	—	(155,936)	—	(7)

Total distributions to shareholders	(242,010)	(155,936)	—	(30,381)

Capital share transactions:
Net increase in net assets resulting from net change in capital share transactions(a)	22,250,405	47,195,706	26,351,201	13,001,087

Total increase in net assets from capital share transactions	22,250,405	47,195,706	26,351,201	13,001,087

Total increase in net assets	44,088,265	48,507,909	30,504,867	12,022,305

Net assets:
Beginning of year/period	93,585,304	45,077,395	32,124,758	20,102,453

End of year/period	$137,673,569	$93,585,304	$62,629,625	$32,124,758

Accumulated net investment income (loss), end of year/period	$(221,783)	$—	$(40,323)	$—

(a)  Summary of capital share transactions is as follows:

	Evolution Market Leaders Fund				Evolution Alternative Investment Fund
	Six Months Ended				Six Months Ended
	February 28, 2011		Year Ended		February 28, 2011		Year Ended
	(Unaudited)		August 31, 2010		(Unaudited)		August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares sold	5,552,689	$76,883,119	9,801,573	$119,914,890	2,213,996	$36,545,738	2,335,415	$36,496,354
Shares issued in reinvestment of distributions	17,176	$242,010	12,824	$155,936	—	$—	1,912	$30,381
Shares redeemed	(3,992,997)	$(54,874,724)	(5,935,536)	$(72,875,120)	(620,732)	$(10,194,537)	(1,511,777)	$(23,525,648)

Net increase	1,576,868	$22,250,405	3,878,861	$47,195,706	1,593,264	$26,351,201	825,550	$13,001,087

The accompanying notes are an integral part of these financial statements.
22  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset							Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		Net Assets,	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	End of	Total	Net	Total	Net	Reimbursement/	Turnover
	of Year/Period	(Loss)[3]	on Investments	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[4]	Year/Period (,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[5]

Evolution Managed Bond Fund
Six months ended February 28, 2011 (Unaudited)	$17.54	$0.11	$(0.56)	$(0.45)	$(0.23)	$—	$—	$(0.23)	$16.86	(2.57%)[2]	$61,545	—	—	1.90%	1.90%	1.30%	243%[2]
Year ended August 31, 2010	16.57	0.34	0.93	1.27	(0.30)	—	—	(0.30)	17.54	7.78%	52,759	—	—	1.91%	1.91%	2.02%	390%
Year ended August 31, 2009	16.41	0.37	0.12	0.49	(0.33)	—	—	(0.33)	16.57	3.04%	47,765	—	—	1.88%	1.87%	2.32%	425%
Year ended August 31, 2008	16.83	0.59	(0.30)	0.29	(0.71)	—	—	(0.71)	16.41	1.78%	26,242	—	—	1.90%	1.75%	3.51%	439%
Year ended August 31, 2007	17.45	0.64	(0.51)	0.13	(0.75)	—	—	(0.75)	16.83	0.76%	39,736	—	—	1.75%	1.75%	3.70%	914%
Year ended August 31, 2006	18.20	0.46 [6]	(0.70)	(0.24)	(0.51)	—	—	(0.51)	17.45	(1.26%)	46,932	1.86%	1.84%	1.81%	1.79%	2.70%[7]	1156%
Evolution All-Cap Equity Fund
Six months ended February 28, 2011 (Unaudited)	12.04	(0.06)	3.36	3.30	—	—	—	—	15.34	27.41%[2]	14,816	—	—	1.90%	1.90%	(0.92%)	556%[2]
Year ended August 31, 2010	14.83	(0.09)	(2.70)	(2.79)	—	—	—	—	12.04	(18.81%)	11,355	—	—	1.90%	1.90%	(0.65%)	1,677%
Year ended August 31, 2009	18.55	(0.07)	(3.65)	(3.72)	—	—	—	—	14.83	(20.05%)	43,472	—	—	1.87%	1.85%	(0.48%)	1,977%
Year ended August 31, 2008	24.31	(0.06)	(1.96)	(2.02)	—	(3.74)	—	(3.74)	18.55	(10.07%)	35,137	—	—	1.84%	1.75%	(0.27%)	1,374%
Year ended August 31, 2007	22.75	0.03	2.67	2.70	(0.19)	(0.95)	—	(1.14)	24.31	12.03%	64,247	—	—	1.69%	1.69%	0.10%	885%
Year ended August 31, 2006	21.24	0.20	2.03	2.23	—	(0.72)	—	(0.72)	22.75	10.61%	112,721	—	—	1.67%	1.69%	0.88%	1,119%
Evolution Market Leaders Fund
Six months ended February 28, 2011 (Unaudited)	11.92	(0.03)	2.74	2.71	—	(0.03)	—	(0.03)	14.60	22.76%[2]	137,674	—	—	1.90%	1.90%	(0.39%)	311%[2]
Year ended August 31, 2010	11.35	(0.04)	0.64	0.60	(0.03)	—	—	(0.03)	11.92	5.29%	93,585	—	—	1.90%	1.90%	(0.33%)	1,239%
Year ended August 31, 2009	16.68	(0.02)	(5.31)	(5.33)	—	—	—	—	11.35	(31.95%)	45,077	—	—	1.95%	1.90%	(0.16%)	1,697%
Year ended August 31, 2008	18.80	0.07	(2.10)	(2.03)	(0.06)	—	(0.03)	(0.09)	16.68	(10.86%)	17,298	—	—	1.96%	1.75%	0.38%	1,191%
Year ended August 31, 2007	18.12	(0.03)	0.78	0.75	(0.07)	—	—	(0.07)	18.80	4.06%	31,637	—	—	1.85%	1.75%	(0.17%)	886%
January 27, 2006[8] to August 31, 2006	20.00	0.06	(1.94)	(1.88)	—	—	—	—	18.12	(9.40%)[2]	53,795	—	—	1.84%	1.75%	0.50%	864%[2]
Evolution Alternative Investment Fund
Six months ended February 28, 2011 (Unaudited)	15.15	(0.02)	1.73	1.71	—	—	—	—	16.86	11.29%[2]	62,630	—	—	1.90%	1.90%	(0.19%)	392%[2]
Year ended August 31, 2010	15.52	(0.10)	(0.25)	(0.35)	(0.02)	—	—	(0.02)	15.15	(2.26%)	32,125	—	—	1.90%	1.90%	(0.66%)	879%
Year ended August 31, 2009	17.63	(0.02)	(1.47)	(1.49)	(0.62)	—	—	(0.62)	15.52	(8.35%)	20,102	—	—	1.99%	1.90%	(0.10%)	785%
Year ended August 31, 2008	20.48	0.45	(2.60)	(2.15)	(0.06)	(0.64)	—	(0.70)	17.63	(10.77%)	25,037	—	—	1.89%	1.75%	2.32%	777%
Year ended August 31, 2007	20.65	0.32	(0.03)	0.29	(0.32)	(0.14)	—	(0.46)	20.48	1.35%	46,115	—	—	1.72%	1.75%	1.46%	824%
January 26, 2006[8] to August 31, 2006	20.00	0.22	0.49	0.71	(0.06)	—	—	(0.06)	20.65	3.57%[2]	58,519	—	—	1.82%	1.75%	1.88%	642%[2]

[1]	Annualized.
[2]	Not annualized.
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive to take advantage of anticipated changes in market conditions.
[6]	Net investment income (loss) before dividends on short positions for the year ended August 31, 2006 was $0.47.
[7]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended August 31, 2006 was 2.75%.
[8]	Commencement of operations.

DIREXION SEMI-ANNUAL REPORT  23

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2011 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 32 series in operation of which four are included in this report, the Evolution Managed Bond Fund, the Evolution All-Cap Equity Fund, the Evolution Market Leaders Fund and the Evolution Alternative Investment Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The Evolution Managed Bond Fund seeks the high appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs), unit investment trusts (UITs) and closed-end and open-end investment companies. The Evolution All-Cap Equity Fund seeks the high appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. The Evolution Market Leaders Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk by typically investing primarily in equity securities either directly or indirectly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The Evolution Alternative Investment Fund seeks high total return on an annual basis with the S&P 500® Index consistent with a high tolerance for risk by investing primarily in securities, including dividend-paying equities or interest bearing fixed income securities, having a low or negative correlation with the S&P 500® Index (collectively, “alternative securities”) or indirectly through securities that invest in or are a derivative of alternative securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund

24  DIREXION SEMI-ANNUAL REPORT

receives, as collateral, cash and/or securities (primarily U.S. Government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at February 28, 2011.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amount. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Funds were not invested in swap contracts at February 28, 2011.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at February 28, 2011.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at February 28, 2011.

DIREXION SEMI-ANNUAL REPORT  25

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Position – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income. No provision for federal income taxes has been made.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For additional discussion on expenses refer to Note 4.

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Funds during the six months ended February 28, 2011 and the year ended August 31, 2010 were as follows:

	Evolution Managed		Evolution All-Cap
	Bond Fund		Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2011	August 31,	February 28, 2011	August 31,
	(Unaudited)	2010	(Unaudited)	2010

Distributions paid from:
Ordinary Income	$911,640	$929,653	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$911,640	$929,653	$—	$—

	Evolution Market		Evolution Alternative
	Leaders Fund		Investment Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2011	August 31,	February 28, 2011	August 31,
	(Unaudited)	2010	(Unaudited)	2010

Distributions paid from:
Ordinary Income	$242,010	$—	$—	$30,374
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	155,936	—	7

Total Distributions paid	$242,010	$155,936	$—	$30,381

26  DIREXION SEMI-ANNUAL REPORT

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2010. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

As of August 31, 2010, the components of distributable earnings of the Funds on a tax basis were as follows:

	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Market	Alternative
	Bond Fund	Equity Fund	Leaders Fund	Investment Fund

Net unrealized appreciation/(depreciation)	$2,925,277	$(538,987)	$(3,105,780)	$408,853

Undistributed ordinary income	322,088	—	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	322,088	—	—	—

Other accumulated gain/(loss)	(3,675,341)	(20,263,603)	(1,998,863)	(9,114,176)

Total accumulated earnings/(loss)	$(427,976)	$(20,802,590)	$(5,104,643)	$(8,705,323)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/(loss) on derivative positions.

The cost basis for investments for federal income tax purposes as of February 28, 2011 was as follows:

	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Market	Alternative
	Bond Fund	Equity Fund	Leaders Fund	Investment Fund

Tax cost of investments	$58,755,144	$13,996,320	$123,364,598	$57,292,827
Gross unrealized appreciation	2,611,148	811,760	10,405,413	2,819,367
Gross unrealized depreciation	(1,199,196)	(766,258)	(1,351,109)	(741,753)

Net unrealized appreciation/(depreciation)	$1,411,952	$45,502	$9,054,304	$2,077,614

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1 and the end of their fiscal year, August 31, 2010.

At August 31, 2010, the following funds deferred, on a tax basis, post-October losses of:

	Post October	Post October
	Capital Loss Deferred	Currency Loss Deferred

Evolution Managed Bond Fund	$—	$—
Evolution All-Cap Equity Fund	3,626,599	11
Evolution Market Leaders Fund	—	—
Evolution Alternative Investment Fund	716,489	—

At August 31, 2010, the following funds had capital loss carryforwards on a tax basis of:

	Expires
	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	Total

Evolution Managed Bond Fund	$486,698	$596,309	$586,831	$1,226,623	$743,352	$—	$3,639,813
Evolution All-Cap Equity Fund	—	—	—	3,893,085	8,377,957	4,227,241	16,498,283
Evolution Market Leaders Fund	—	—	—	—	1,998,069	—	1,998,069
Evolution Alternative Investment Fund	—	—	—	1,031,582	6,768,541	—	7,800,123

Capital Loss Utilized	8/31/2010

Evolution Managed Bond Fund	$751,681
Evolution Market Leaders Fund	5,977,010
Evolution Alternative Investment Fund	369,345

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

DIREXION SEMI-ANNUAL REPORT  27

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position take or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2011, open Federal and state income tax years include the tax years ended August 31, 2008, August 31, 2009 and August 31, 2010. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

l) Credit Facility – U.S. Bank, N.A. (“U.S. Bank”) had made available to Funds a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. The following funds utilized the Line of Credit during the six months ended February 28, 2011:

			Maximum Amount
	Available Borrowing	Outstanding	Outstanding during	Average
	(Lesser of 33 1/3% of	Balance as of	the Six Months Ended	Daily	Interest	Borrowings
	Fund’s Net Assets or)	February 28, 2011	February 28, 2011	Balance	Expense	Charged At

Evolution Managed Bond Fund	$13,600,000	$—	$4,675,000	$94,923	$1,317	Prime Rate less 1/2%
Evolution All-Cap Equity Fund	2,500,000	—	—	—	—	Prime Rate less 1/2%
Evolution Market Leaders Fund	22,000,000	—	5,500,000	90,602	1,253	Prime Rate less 1/2%
Evolution Alternative Investment Fund	8,500,000	—	—	—	—	Prime Rate less 1/2%

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	INVESTMENT TRANSACTIONS

During the six months ended February 28, 2011, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

	Purchases	Sales

Evolution Managed Bond Fund	$146,800,635	$137,570,014
Evolution All-Cap Equity Fund	63,228,100	61,285,574
Evolution Market Leaders Fund	354,441,538	339,450,867
Evolution Alternative Investment Fund	163,411,001	137,596,989

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, applied to each Fund’s average daily net assets at the annual rates presented below:

Evolution Managed Bond Fund	1.00%
Evolution All-Cap Equity Fund	1.00%
Evolution Market Leaders Fund	1.00%
Evolution Alternative Investment Fund	1.00%

28  DIREXION SEMI-ANNUAL REPORT

In addition, the Adviser has entered into sub-advisory agreements relating to the Funds whereby the sub-advisor, Flexible Plan Investments, Ltd., will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these sub-advisory services.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

Evolution Managed Bond Fund	0.50%
Evolution All-Cap Equity Fund	0.50%
Evolution Market Leaders Fund	0.50%
Evolution Alternative Investment Fund	0.50%

Distribution Expenses: Shares of the Funds are subject to an annual Rule 12b-1 fee equal to 0.25% of the average daily net assets.

Shareholder Servicing Fees: The Board has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.15% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principle underwriter of the Funds, and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the six months ended February 28, 2010. The Distributor is an affiliate of the Adviser.

5.	VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Funds’ net assets as of February 28, 2011:

	Evolution Managed Bond Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies — Fixed Income	$57,987,686	$—	$—	$57,987,686
Short-Term Investments	$2,179,410	$—	$—	$2,179,410

	Evolution All-Cap Equity Fund
Asset Class	Level 1	Level 2	Level 3	Total

Equity Securities	$11,482,825	$—	$—	$11,482,825
Investment Companies — Equity	$1,186,442	$—	$—	$1,186,442
Short-Term Investments	$1,372,555	$—	$—	$1,372,555
Other Financial Instruments*	$27,775	$—	$—	$27,775

DIREXION SEMI-ANNUAL REPORT  29

	Evolution Market Leaders Fund
Asset Class	Level 1	Level 2	Level 3	Total

Equity Securities	$18	$—	$—	$18
Investment Companies — Equity	$124,721,189	$—	$—	$124,721,189
Investment Companies — Fixed Income	$4,098,525	$—	$—	$4,098,525
Short-Term Investments	$3,599,170	$—	$—	$3,599,170

	Evolution Alternative Investment Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies — Equity	$53,207,490	$—	$—	$53,207,490
Investment Companies — Fixed Income	$438,449	$—	$—	$438,449
Short-Term Investments	$5,724,502	$—	$—	$5,724,502
Other Financial Instruments*	$44,197	$—	$—	$44,197

For further detail on each asset class, see the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities.

6.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds uses derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2011, the Funds were invested in futures contracts and equity swap contracts.

At February 28, 2011, the fair value of derivatives instruments were as follows:

Asset derivatives[1]

		Interest rate risk	Equity risk	Total

Evolution All-Cap Equity Fund	Futures contracts*	$—	$27,775	$27,775

	Total	$—	$27,775	$27,775

Evolution Alternative Investment Fund	Futures contracts*	$—	$44,197	$44,197

	Total	$—	$44,197	$44,197

[1]	Statement of Assets and Liabilities location: Variation margin receivable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended February 28, 2011, were as follows:

		Interest rate risk	Equity risk	Total

Evolution Managed Bond Fund	Realized gain (loss)[1]
	Futures contracts	$87,014	$—	$87,014

	Total realized gain (loss)	$87,014	$—	$87,014

Evolution All-Cap Equity Fund	Realized gain (loss)[1]
	Futures contracts	$—	$66,908	$66,908

	Total realized gain (loss)	$—	$66,908	$66,908

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$21,262	$21,262

	Total change in unrealized appreciation (depreciation)	$—	$21,262	$21,262

30  DIREXION SEMI-ANNUAL REPORT

		Interest rate risk	Equity risk	Total

Evolution Alternative Investment Fund	Realized gain (loss)[1]
	Futures contracts	$—	$207,747	$207,747

	Total realized gain (loss)	$—	$207,747	$207,747

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$67,222	$67,222

	Total change in unrealized appreciation (depreciation)	$—	$67,222	$67,222

[1]	Statement of Operations location: Net realized gain (loss) on futures.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures.

For the six months ended February 28, 2011, the volume of the derivatives held by the Funds were as follows:

	Quarterly Average Gross
	Notional Amounts
	Long Futures	Short Futures
	Contracts	Contracts

Evolution Managed Bond Fund	$—	$—
Evolution All-Cap Equity Fund	1,877,041	1,418,830
Evolution Market Leaders Fund	—	—
Evolution Alternative Investment Fund	2,279,178	—

The Funds utilized this volume of derivatives as a substitute for investing in comparable positions in underlying securities and/or as a means to limit exposures of a Fund’s position. During the six months ended February 28, 2011, the Evolution All-Cap Equity Fund maintained a consistent volume of its investments in long futures contracts, while the volume of investments in the Evolution Alternative Investment Fund was more pronounced towards the end of the year. The Evolution All-Cap Equity Fund invested in short future contracts consistently throughout the year, but more heavily towards the beginning of the year.

7.	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued an update to improve disclosure about fair value measurements. This update required additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases and sales on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of the accounting standard in their financial statements.

8.	SUBSEQUENT EVENT

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

DIREXION SEMI-ANNUAL REPORT  31

Additional Information
(Unaudited)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

32  DIREXION SEMI-ANNUAL REPORT

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PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

DIREXION SEMI-ANNUAL REPORT  PN-1

SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Flexible Plan Investments, Ltd.
3883 Telegraph Road
Bloomfield Hills, MI 48302

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the Commission for the first and third quarter of each fiscal year on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011

HCM Freedom Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Semi-Annual Report for the HCM Freedom Fund (the “Fund”) covers the period from September 1, 2010 to February 28, 2011 (the “Semi-Annual Period”). Horizon Capital Management, Inc. (“HCM”) serves as the sub-advisor to the Fund and seeks long term capital appreciation with lower volatility than the overall market.

HCM employs a dynamic asset allocation strategy and has great flexibility in deciding in what to invest and when to invest, and may invest in a broad range of equity and fixed income securities, both domestically and internationally. HCM believes that limiting losses is as important to building capital as maximizing gains and manages risk by exiting positions when HCM believes that potential portfolio gains are not sufficient to justify the potential risk of loss. HCM attempts to identify and profit from market trends, making long investments in areas of the market that have risen somewhat and appear to offer additional upside and short investments in areas of the market which have begun to decline and appear likely to decline further. HCM attempts to identify changing market conditions based on proprietary technical analysis of trends, relative strength of various sectors of the markets as well as seasonal considerations. When HCM has not identified to its satisfaction areas of the market in which it feels comfortable investing, whether long or short, HCM may invest portions or all of the Fund’s assets in cash or cash equivalents for capital preservation. HCM typically chooses investment options from among market categories or investment vehicles which represent pools of securities, including major market indexes, more narrowly defined market sectors, exchange traded funds (“ETFs”), and mutual funds, among other options.

The Fund’s portfolio is positioned in response to movements by particular indexes, market segments or even particular securities in an attempt to participate in a developing trend. HCM may attempt to anticipate market moves and initiate appropriate action in advance of actual market movements. The Fund’s portfolio may be traded frequently as HCM attempts to position the portfolio in line with its expectations for market movements. The Fund’s portfolio turnover may vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets, particular market segments or individual issues warrant such action, and may be significant. In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares. Buying and selling securities involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

HCM has broad discretion in deciding in what to invest. Unlike managers who attempt to limit risk by limiting their investment options, HCM will attempt to manage risk by alternating between investments in equity and fixed income securities, on the one hand, and defensive, cash positions on the other. In general, the Fund’s dynamic asset allocation strategy gives HCM unlimited freedom with regard to the Fund’s asset allocation and may result in the Fund investing in a broad range of equity securities of domestic and foreign companies with a wide range of market capitalizations, various market sectors and asset classes, as well as fixed income securities of varying types. The Fund may invest in equity securities of domestic issuers, equity securities of foreign issuers, whether directly or indirectly through sponsored or nonsponsored American Depositary Receipts (“ADRs”), ETFs, other investment companies and foreign currencies. ADRs are equity securities traded on U.S. exchanges that evidence ownership of foreign equities. ETFs are derivative securities whose value tracks a well-known securities index or basket of securities. Additionally, the equity securities in which the Fund may invest may be of varying market capitalizations, and may include large-, medium- and small-capitalization companies. The Fund may invest in fixed income securities directly or indirectly through ETFs and other investment companies. These fixed-income securities may have varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade). The terms “investment grade” and “non-investment grade” refer to the credit quality of fixed-income securities as established by a recognized rating agency, such as S&P, Moody’s or Fitch. Securities that are rated lower than investment grade, high yield securities or “junk bonds,” generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. The Fund may invest without limit in high yield securities.

The Fund may also make both “long” and “short” investments and may use derivative instruments primarily including swaps and futures which enable the Fund to seek greater exposure to target investments than would be available by purchasing only traditional equity and fixed income securities. The Fund also may invest in options. The use of these derivative securities produces economically “leveraged” investment results. Leveraging generates returns that are more pronounced, both positively and negatively, than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments. The Fund’s dynamic asset allocation strategy may result in the investment of a large portion or all of the assets of the Fund in cash or cash equivalents at any given time to provide security of principal, current income and liquidity. To earn income on available cash, a large portion or all of the assets of the Fund may be invested in high quality, U.S. dollar denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

During the Semi-Annual Period the equity markets continued and sustained the bull rally after a small pullback during the summer months of 2010. On the fixed income side, markets reacted negatively to issues both domestically and globally. Currencies were volatile; treasury rates slightly increased causing poor performance in bond funds. Gold was another strong performing sector during the time period and continues to perform well along with other precious metals such as copper, silver and platinum. Additionally, other commodities such as oil, grains, and livestock have performed very well for investors.

During the Semi-Annual Period the Fund returned 2.82% on a total return basis. During the same period the DJ Industrial Average Index returned 23.64%, the S&P 500 Index returned 27.72% and the NASDAQ-100 Index returned 33.53%.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’ Neill	Dexter Lyons	Mark Thomas
Direxion Funds	Horizon Capital Management, Inc.	Horizon Capital Management, Inc.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The views in this report were those of the Adviser as of February 28, 2011 and may not reflect their views on the date of this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

The total annual fund operating expense ratio of the HCM Freedom Fund, net of any fee, waivers or expense reimbursements is 2.79%.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 29, 2011

 * The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratio would be 2.35%.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Spectrum Select Alternative Fund

Spectrum Global Perspective Fund

Spectrum Equity Opportunity Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Semi-Annual Report for the Spectrum Funds covers the period from September 1, 2010 to February 28, 2011 (the “Semi- Annual Period”). This Report covers the Spectrum Global Perspective Fund (the“Global Fund”), the Spectrum Equity Opportunity Fund (the“Equity Fund”) and the Spectrum Select Alternative Fund, (the“Select Alternative Fund”). Hundredfold Advisors, LLC serves as the sub-advisor (the “Subadviser”) to the Spectrum Funds. During the Semi-Annual Period, the DJ Industrial Average Index returned 23.64%, the S&P 500 Index returned 27.72% and the NASDAQ-100 Index returned 33.53%.

During this time period the equity markets continued and sustained the bull rally after a small pullback during the summer months of 2010. On the fixed income side, markets reacted negatively to issues both domestically and globally. Currencies were volatile; treasury rates slightly increased causing poor performance in bond funds. Gold was another strong performing sector during the time period and continues to perform well along with other precious metals such as copper, silver and platinum. Additionally, other commodities such as oil, grains, and livestock have performed very well for investors.

Spectrum Global Perspective Fund

The Subadviser actively manages the Global Fund’s portfolio by attempting to anticipate, and respond to, trends in markets in various countries and regions around the world, including emerging markets. The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions in domestic and international securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in domestic or international securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell such securities prior to or early in downward trends in the value of such securities. The Subadviser considers elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. As a result, the Subadviser may reposition the Global Fund’s portfolio in response to market movements in an attempt to participate in a developing trend. The Subadviser also may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends in order to minimize the loss of capital appreciation that would occur with a “buy and hold” investment strategy. The Subadviser will likely engage in frequent trading of the Global Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends.

In addition, the Subadviser employs leveraged investment techniques that allow the Global Fund to gain greater exposure to target securities. The Subadviser analyzes the overall investment opportunities and risks among issuers in various countries, regions and market sectors of foreign securities or investment vehicles that represent pools of foreign securities, such as major market indices and exchange traded funds (“ETFs”). The Subadviser’s strategy does not involve fundamental research and analysis of individual equity securities. Although the Global Fund may invest in domestic equity and debt securities, it primarily invests in international equity and debt securities, including Junk Bonds. In addition, the Global Fund may invest in foreign currencies. The Global Fund generally invests in such international equity and debt securities and foreign currencies indirectly through securities that invest in or are a derivative of international equity securities, primarily including futures contracts, swap agreements, ETFs and other investment companies. The Global Fund also may invest in options contracts, options on future contracts and financial instruments consisting of interest in baskets of international equity securities The Global Fund may also invest directly in foreign currencies and individual foreign securities or indirectly through American Depositary Receipts (“ADRs”). The Global Fund primarily invests in developed and emerging countries in Europe, the Far East, the Middle East, Africa, Australia and Latin America. In addition, the Global Fund may invest in international equity securities representing any market capitalization, investment style, market sector or industry. The Global Fund is not meant to provide diversified exposure to international securities. Consistent with its investment strategy, up to 100% of the Global Fund’s assets may be invested in cash or cash equivalents. To earn income on available cash, a large portion or all of the assets of the Global Fund may be invested in high quality, U.S. dollar-denominated short term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the Global Fund may not achieve its investment objective.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The Global Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis. The Global Fund returned 6.73%, on a total return basis, during the Semi-Annual Period, compared to 27.72% for the S&P 500 Index.

Spectrum Equity Opportunity Fund

The Subadviser actively manages the Equity Fund’s portfolio by attempting to anticipate, and respond to, trends in equity securities. The Subadviser will employ an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions of equity securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in or purchase equity securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell equity securities prior to or early in downward trends in the value of such securities. When the Subadviser believes it appropriate, the Subadviser will employ leveraged investment techniques that allow the Equity Fund to gain greater exposure to its target investments. The Subadviser will consider elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. The Subadviser’s strategy does not involve fundamental research and analysis of individual equity securities. The Subadviser will analyze the overall investment opportunities and risks among categories or sectors of equity securities or investment vehicles that represent pools of equity securities, such as major market indices and ETFs. As a result, the Subadviser may reposition the Equity Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends. The Subadviser will likely engage in frequent trading of the Equity Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends.

Under normal market conditions, the Equity Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities or derivatives of such securities. At times, for temporary defensive purposes, up to 100% of the Equity Fund’s portfolio may be invested in cash or cash equivalents. Although the Equity Fund may invest directly in equity securities, it may also invest in such securities indirectly through securities that invest in or are a derivative of equity securities, primarily including futures contracts, swap agreements, ETFs and other investment companies. Equity securities include common stocks, ADRs, preferred stock, convertible stock, warrants, and rights. The Equity Fund also may invest in options contracts, options on futures contracts, and financial instruments consisting of interests in baskets of equity securities. The Equity Fund invests in equity securities of any market capitalization, investment style, market sector or industry. The Equity Fund also may seek exposure to issuers of foreign securities. Consistent with its investment strategy for temporary defensive purposes, up to 100% of the Equity Fund’s assets may be invested in cash or cash equivalents. To earn income on available cash, a large portion or all of the assets of the Equity Fund may be invested in high quality, U.S. dollar denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the Equity Fund may not achieve its investment objective.

The Equity Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis. The Equity Fund returned 19.79%, on a total return basis, during the Semi-Annual Period, compared to 27.72% for the S&P 500 Index.

Spectrum Select Alternative Fund

The Subadviser actively manages the Select Alternative Fund’s portfolio to invest in any combination of equity and fixed-income securities based on market conditions and trends and the Subadviser’s expectations and assessment of risks. (The term “Alternative” in the Fund’s name simply refers to the fact that the Subadviser may choose from among many investment alternatives.) Within these securities, the Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions, directly or indirectly through ETFs, other investment companies and, as discussed later in this section, derivatives of equity and fixed-income securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in or purchase securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell securities prior to or early in downward trends in the value of such securities. There is no limit on the amount of the Select Alternative Fund’s assets that may be invested in the derivative instruments later discussed or used to cover short positions.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The Subadviser’s decisions are based on a variety of trading models and an analysis of the overall investment opportunities and risks among categories or sectors of equity and fixed-income securities or investment vehicles that represent pools of such securities, including major market indices, investment companies and ETFs.

The Subadviser’s strategy does not involve fundamental research and analysis of individual securities. The Subadviser considers elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. The Subadviser may reposition the Select Alternative Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends. The Subadviser will likely engage in frequent trading of the Select Alternative Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends. In addition, the Subadviser will employ leveraged investment techniques that allow the Select Alternative Fund to increase its exposure to the market during times when the Subadviser anticipates a strong market trend. The Subadviser also may employ hedging strategies designed to reduce volatility and risk. Although the Select Alternative Fund may invest directly in equity and fixed-income securities, it will primarily invest in such securities indirectly through securities that invest in or are a derivative of such securities, primarily including futures contracts, swap agreements, ETFs and other investment companies. The Select Alternative Fund also may invest in options contracts, options on futures contracts and financial instruments in baskets of equity or fixed income securities. The Select Alternative Fund’s direct investments may include the following equity and fixed-income securities in any combination that the Subadviser believes appropriate:

•	High-yield bonds (“Junk Bonds”);
•	U.S. Treasury bonds and notes;
•	U.S. government-sponsored enterprises;
•	U.S. dollar-denominated corporate obligations;
•	Mortgage and asset-backed securities;
•	Corporate bonds and notes and asset-backed securities;
•	Zero-coupon bonds;
•	Commercial paper and other money market instruments;
•	Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries;
•	Common stocks;
•	Preferred stocks; and
•	Convertible securities.

The Select Alternative Fund invests in fixed-income securities without any restriction on maturity or creditworthiness, which could range from government securities to Junk Bonds, which are debt securities rated below investment grade. With respect to the Select Alternative Fund’s investments in fixed-income securities, the Subadviser will lengthen and shorten the average dollar weighted maturity of the portfolio and make shifts in quality and sec distribution, according to the Subadviser’s expectations for the future course of interest rates and the then-prevailing price and yield levels in the fixed-income market. The Select Alternative Fund invests in equity securities without consideration to any specific sector or market capitalization range. Consistent with its investment strategy for temporary defensive purposes, up to 100% of the Select Alternative Fund’s assets may be invested in cash or cash equivalents. To earn income on available cash, a large portion or all of the assets of the Select Alternative Fund may be invested in high quality, U.S. dollar-denominated short-term obligation issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the Select Alternative Fund may not achieve its investment objective. The Select Alternative Fund seeks a moderate total rate of return, including income and capital appreciation on an annual basis. The Select Alternative Fund returned 8.21%, on a total return basis, during the Semi-Annual Period, compared to 27.72% for the S&P 500 Index and -0.83% for the Barclays Capital Aggregate Bond Index.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Ralph Doudera
Direxion Funds	Hundredfold Advisors, LLC

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The views in this report were those of the Adviser as of February 28, 2011 and may not reflect their views on the date of this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

The total annual fund operating expense ratio of the Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund and the Spectrum Select Alternative Fund is 2.95%, 2.78%, 3.90%, respectively, net of any fee, waivers or expense reimbursements.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 29, 2011

 * The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratio would be 2.55% for the Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund and the Spectrum Select Alternative Fund.

HCM Freedom Fund

Expense Example	2

Allocation of Portfolio Holdings	3

Schedule of Investments	4

Financial Statements	5

Financial Highlights	8

Spectrum Funds

Expense Example	9

Allocation of Portfolio Holdings	10

Schedule of Investments	11

Financial Statements	17

Financial Highlights	20

Notes to the Financial Statements	21

Additional Information	30

Expense Example
February 28, 2011 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2010 — February 28, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2  DIREXION SEMI-ANNUAL REPORT

Expense Example Tables
February 28, 2011 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	September 1, 2010	February 28, 2011	Period[2]

HCM Freedom Fund
Based on actual fund return	2.35%	$1,000.00	$1,028.20	$11.82
Based on hypothetical 5% return	2.35%	1,000.00	1,013.14	11.73

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
February 28, 2011 (Unaudited)

		Investment
	Cash*	Companies	Total

HCM Freedom Fund	11%	89%	100%

*	Cash, cash equivalents and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT  3

HCM Freedom Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 88.7%
334,821	Columbia Floating Rate Fund	$3,036,831
717,703	Delaware High-Yield Opportunities Fund	3,043,062
189,184	Forward Select Income Fund	4,504,477
622,084	MFS High Yield Opportunities Fund	4,068,429
269,868	Pioneer High Yield Fund	2,849,803
333,704	RidgeWorth Seix Floating Rate High Income Fund	3,020,022
464,339	Western Asset High Yield Portfolio	4,146,551

	TOTAL INVESTMENT COMPANIES (Cost $24,277,402)	$24,669,175

SHORT TERM INVESTMENTS - 11.1%
MONEY MARKET FUNDS - 11.1%
614,323	Fidelity Institutional Government Portfolio, 0.01%(a)	$614,323
614,323	Fidelity Institutional Money Market Portfolio, 0.16%(a)	614,323
614,324	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	614,324
614,324	Goldman Sachs Financial Square Government Fund, 0.05%(a)	614,324
614,324	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	614,324

	TOTAL SHORT TERM INVESTMENTS (Cost $3,071,618)	$3,071,618

	TOTAL INVESTMENTS (Cost $27,349,020) - 99.8%	$27,740,793
	Other Assets in Excess of Liabilities - 0.2%	63,666

	TOTAL NET ASSETS - 100.0%	$27,804,459

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2011.

The accompanying notes are an integral part of these financial statements.
4  DIREXION SEMI-ANNUAL REPORT

Statement of Assets and Liabilities
February 28, 2011 (Unaudited)

HCM Freedom
Fund

Assets:
Investments, at market value (Note 2)	$27,740,793
Receivables:
Fund shares sold	3,102
Dividends and interest	111,956

Total assets	27,855,851

Liabilities:
Payables:
Accrued investment advisory fees	22,587
Accrued distribution expense	17,070
Accrued operating services fees	11,735

Total liabilities	51,392

Net Assets	$27,804,459

Net Assets Consist Of:
Capital stock	46,811,670
Undistributed net investment income	18,653
Accumulated net realized loss	(19,417,637)
Net unrealized appreciation on:
Investments	391,773

Total Net Assets	$27,804,459

Calculation of Net Assets Value Per Share:
Net Assets	$27,804,459
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,837,386
Net asset value, redemption and offering price per share	$15.13

Cost of Investments	$27,349,020

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  5

Statement of Operations
For the Six Months Ended February 28, 2011 (Unaudited)

HCM Freedom Fund

Investment Income:
Dividend income	$684,194
Interest income	3,079

Total investment income	687,273

Expenses:
Investment advisory fees	138,632
Distribution expenses	110,906
Operating services fees	76,248

Total expenses	325,786

Net investment (income) loss	361,487

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	458,103
Futures	(66,649)

391,454

Capital gain distributions from regulated investment companies	47,131

Change in unrealized appreciation (depreciation) on:
Investments	(25,598)

(25,598)

Net realized and unrealized gain on investments	412,987

Net increase in net assets resulting from operations	$774,474

The accompanying notes are an integral part of these financial statements.
6  DIREXION SEMI-ANNUAL REPORT

Statement of Changes in Net Assets

	HCM Freedom Fund
	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010

Increase (Decrease) in net assets from:
Operations
Net investment income	$361,487	$1,944,417
Net realized gain on investments	391,454	1,727,358
Capital gain distributions from regulated investment companies	47,131	—
Change in net unrealized appreciation (depreciation) on investments	(25,598)	(849,521)

Net increase in net assets resulting from operations	774,474	2,822,254

Distributions to shareholders:
Net investment income	(862,997)	(1,474,611)

Total distributions to shareholders	(862,997)	(1,474,611)

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions (a)	(45,989)	1,382,209

Total increase (decrease) in net assets from capital share transactions	(45,989)	1,382,209

Total increase (decrease) in net assets	(134,512)	2,729,852

Net assets:
Beginning of year/period	27,938,971	25,209,119

End of year/period	$27,804,459	$27,938,971

Undistributed net investment income, end of year/period	$18,653	$520,163

(a)	Summary of capital share transactions is as follows:

	HCM Freedom Fund
	Six Months Ended		Year Ended
	February 28, 2011		August 31, 2010
	Shares	Value	Shares	Value

Shares sold	47,405	$729,310	161,023	$2,399,676
Shares issued in reinvestment of distributions	55,417	822,386	100,636	1,468,281
Shares redeemed	(104,484)	(1,597,685)	(164,568)	(2,485,748)

Net increase (decrease)	(1,662)	$(45,989)	97,091	$1,382,209

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  7

Financial Highlights

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[4]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[5]

HCM Freedom Fund
Six months ended February 28, 2011 (Unaudited)	$15.19	$0.20	$0.22	$0.42	$(0.48)	$—	$—	$(0.48)	$15.13	2.82%[2]	$27,804	—	—	2.35%	2.35%	2.61%	155%[2]
Year ended August 31, 2010	14.47	1.08	0.50	1.58	(0.86)	—	—	(0.86)	15.19	11.16%	27,939	—	—	2.35%	2.35%	7.20%	468%
Year ended August 31, 2009	14.68	0.01	0.40	0.41	(0.62)	—	—	(0.62)	14.47	2.83%	25,209	—	—	2.42%	2.43%	0.05%	1,311%
Year ended August 31, 2008	17.46	0.06	(0.70)	(0.64)	(2.14)	—	—	(2.14)	14.68	(4.43%)	25,517	—	—	2.50%	2.45%	0.35%	2,886%
Year ended August 31, 2007	18.11	0.34	(0.11)	0.23	(0.88)	—	—	(0.88)	17.46	1.32%	28,642	—	—	2.18%	2.18%	1.98%	4,042%
Year ended August 31, 2006	18.91	0.40	(1.08)	(0.68)	(0.12)	—	—	(0.12)	18.11	(3.61%)	53,753	—	—	2.22%	2.12%	2.14%	3,065%

[1]	Annualized.
[2]	Not annualized.
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive to take advantage of anticipated changes in market conditions.

8  DIREXION SEMI-ANNUAL REPORT

Expense Example
February 28, 2011 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2010 — February 28, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT  9

Expense Example Tables
February 28, 2011 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	September 1, 2010	February 28, 2011	Period[2]

Spectrum Select Alternative Fund
Based on actual fund return	2.55%	$1,000.00	$1,082.10	$13.16
Based on hypothetical 5% return	2.55%	1,000.00	1,012.15	12.72
Spectrum Global Perspective Fund
Based on actual fund return	2.55%	1,000.00	1,067.30	13.07
Based on hypothetical 5% return	2.55%	1,000.00	1,012.15	12.72
Spectrum Equity Opportunity Fund
Based on actual fund return	2.55%	1,000.00	1,197.90	13.90
Based on hypothetical 5% return	2.55%	1,000.00	1,012.15	12.72

[1]	Annualized

[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
February 28, 2011 (Unaudited)

		Common	Investment
	Cash*	Stock	Companies	Futures		Swaps		Total

Spectrum Select Alternative Fund	12%	—	88%	—		0	%**	100%
Spectrum Global Perspective Fund	33%	5%	62%	0	%**	0	%**	100%
Spectrum Equity Opportunity Fund	37%	24%	38%	1%		—		100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

10  DIREXION SEMI-ANNUAL REPORT

Spectrum Select Alternative Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 88.3%
250,785	Absolute Opportunities Fund	$3,142,336
149,993	Absolute Strategies Fund	1,630,424
1,882,080	Delaware High-Yield Opportunities Fund	7,980,019
366,260	Hartford Floating Rate Fund	3,292,675
1,401,961	Nuveen High Income Bond Fund	12,926,077
1,041,088	Oppenheimer Senior Floating Rate Fund	8,745,140
66,756	Permanent Portfolio	3,139,519
261,824	PIMCO High Yield Spectrum Fund	2,772,720
849,615	Putnam Diversified Income Trust	6,949,851

	TOTAL INVESTMENT COMPANIES (Cost $49,224,414)	$50,578,761

SHORT TERM INVESTMENTS - 11.3%
MONEY MARKET FUNDS - 11.3%
939,840	Fidelity Institutional Government Portfolio, 0.01%(a)	$939,840
939,840	Fidelity Institutional Money Market Portfolio, 0.16%(a)	939,840
939,839	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	939,839
2,719,839	Goldman Sachs Financial Square Government Fund, 0.05%(a)(b)	2,719,839
939,839	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	939,839

	TOTAL SHORT TERM INVESTMENTS (Cost $6,479,197)	$6,479,197

	TOTAL INVESTMENTS (Cost $55,703,611) - 99.6%	$57,057,958
	Other Assets in Excess of Liabilities - 0.4%	212,192

	TOTAL NET ASSETS - 100.0%	$57,270,150

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2011.

(b)	$1,780,000 of this security is held as collateral for swap contracts.

Spectrum Select Alternative Fund
Long Equity Swap Contracts
February 28, 2011 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	(Depreciation)

Credit Suisse Capital, LLC	Accenture plc	1,800	$95,216	(0.463%)	$9/6/2011	(2,567)
Credit Suisse Capital, LLC	Alexion Pharmaceuticals, Inc.	1,050	96,026	(0.463%)	9/6/2011	5,053
Credit Suisse Capital, LLC	Approach Resources, Inc.	3,250	94,999	(0.463%)	9/6/2011	10,774
Credit Suisse Capital, LLC	ARM Holdings plc ADR	3,100	95,267	(0.463%)	9/6/2011	(1,501)
Credit Suisse Capital, LLC	Atmel Corp.	6,000	94,657	(0.463%)	9/6/2011	(6,591)
Credit Suisse Capital, LLC	CVE Energy, Inc.	4,550	94,962	(0.463%)	9/6/2011	(8,982)
Credit Suisse Capital, LLC	D&B Corp.	1,100	92,933	(0.463%)	9/6/2011	(3,671)
Credit Suisse Capital, LLC	Echostar Holdings Corp.	3,000	94,995	(0.463%)	9/6/2011	9,090
Credit Suisse Capital, LLC	Edwards Lifesciences	1,050	92,850	(0.463%)	9/6/2011	(3,573)
Credit Suisse Capital, LLC	Exxon Mobil Corp.	1,150	96,079	(0.463%)	9/6/2011	2,266
Credit Suisse Capital, LLC	Fairchild Semiconductor International	4,950	95,004	(0.463%)	9/6/2011	(7,849)
Credit Suisse Capital, LLC	Flotek Industries, Inc.	13,800	95,670	(0.463%)	9/6/2011	(5,984)
Credit Suisse Capital, LLC	Holly Corp.	1,550	93,880	(0.463%)	9/6/2011	(5,327)
Credit Suisse Capital, LLC	Hughes Communications, Inc.	1,600	95,229	(0.463%)	9/6/2011	596
Credit Suisse Capital, LLC	Hypercom Corp.	8,700	94,688	(0.463%)	9/6/2011	(7,790)
Credit Suisse Capital, LLC	IHS, Inc.	1,150	96,374	(0.463%)	9/6/2011	(134)
Credit Suisse Capital, LLC	Illumina, Inc.	1,300	93,492	(0.463%)	9/6/2011	(3,286)
Credit Suisse Capital, LLC	Interdigital, Inc.	1,650	95,632	(0.463%)	9/6/2011	(17,089)
Credit Suisse Capital, LLC	iShares iBoxx High Yield Corporate Bond Fund	18,300	1,680,642	(0.463%)	9/6/2011	11,634
Credit Suisse Capital, LLC	Jazz Pharmaceuticals, Inc.	3,950	95,170	(0.463%)	9/6/2011	2,104
Credit Suisse Capital, LLC	Kennametal, Inc.	2,300	94,608	(0.463%)	9/6/2011	(6,165)
Credit Suisse Capital, LLC	Ladish Co., Inc.	1,750	95,393	(0.463%)	9/6/2011	(488)
Credit Suisse Capital, LLC	LSB Industries, Inc.	3,100	96,061	(0.463%)	9/6/2011	(2,208)
Credit Suisse Capital, LLC	Market Vectors Agribusiness ETF	52,300	2,850,972	(0.463%)	9/6/2011	87,095
Credit Suisse Capital, LLC	Nuveen Premium Income Municipal Fund 2, Inc.	86,000	1,146,824	(0.463%)	9/6/2011	(16,961)
Credit Suisse Capital, LLC	NVIDIA Corp.	4,100	95,511	(0.463%)	9/6/2011	(2,620)
Credit Suisse Capital, LLC	Robbins & Myers, Inc.	2,250	95,264	(0.463%)	9/6/2011	639
Credit Suisse Capital, LLC	Robert Half International, Inc.	2,900	94,267	(0.463%)	9/6/2011	(1,365)
Credit Suisse Capital, LLC	Signature Bank	1,800	95,842	(0.463%)	9/6/2011	(2,455)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  11

Spectrum Select Alternative Fund
Long Equity Swap Contracts
February 28, 2011 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	(Depreciation)

Credit Suisse Capital, LLC	Six Flags Entertainment Corp.	1,550	$93,755	(0.463%)	$9/6/2011	2,981
Credit Suisse Capital, LLC	SPDR Barclays Capital High Yield Bond ETF	83,000	3,365,622	(0.463%)	9/6/2011	18,212
Credit Suisse Capital, LLC	Syngenta AG ADR	1,450	94,748	(0.463%)	9/6/2011	2,852
Credit Suisse Capital, LLC	Transdigm Group, Inc.	1,150	93,344	(0.463%)	9/6/2011	(921)
Credit Suisse Capital, LLC	United Rentals, Inc.	2,900	94,632	(0.463%)	9/6/2011	(4,804)
Credit Suisse Capital, LLC	WisdomTree Dreyfus Chinese Yuan Fund	162,000	4,110,442	(0.463%)	9/6/2011	(3,449)

		491,550	$16,001,050			$37,516

The accompanying notes are an integral part of these financial statements.
12  DIREXION SEMI-ANNUAL REPORT

Spectrum Global Perspective Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 5.0%
Chemical Manufacturing - 0.2%
3,825	Braskem SA ADR (Brazil)(a)	$93,254

Computer and Electronic Product Manufacturing - 1.6%
11,789	JA Solar Holdings Co., Ltd ADR (China)(a)	83,230
3,292	JinkoSolar Holding Co. Ltd ADR (China)(a)	92,769
6,348	LDK Solar Co., Ltd ADR (China)(a)	83,286
3,544	Mindray Medical International Ltd ADR (China)	95,971
7,774	Renesola Ltd ADR (China)(a)	85,903
13,784	Siliconware Precision Industries Co. ADR (Taiwan)	93,593
4,506	Spreadtrum Communications, Inc. ADR (China)(a)	89,940
7,105	Yingli Green Energy Holding Co. Ltd ADR (China)(a)	81,992

		706,684

Machinery Manufacturing - 0.2%
3,015	Trina Solar Ltd ADR (China)(a)	83,214

Oil and Gas Extraction - 0.2%
1,690	Sasol ADR (South Africa)	92,730

Other Information Services - 0.7%
770	Baidu, Inc. ADR (China)(a)	93,293
2,014	NetEase.com Inc. ADR (China)(a)	93,953
2,283	Shanda Interactive Entertainment Ltd ADR (China)(a)	96,183

		283,429

Petroleum and Coal Products Manufacturing - 0.2%
917	China Petroleum and Chemical Corp. ADR (China)	94,084

Primary Metal Manufacturing - 0.2%
2,063	Tenaris SA ADR (Luxembourg)	93,619

Professional, Scientific, and Technical Services - 0.4%
1,605	51job, Inc. ADR (China)(a)	95,770
3,583	Focus Media Holding Ltd ADR (China)(a)	95,021

		190,791

Publishing Industries (except Internet) - 0.2%
2,478	Changyou.com Ltd ADR (China)(a)	92,752

Telecommunications - 0.9%
1,622	China Telecom Corp. Ltd ADR (China)	96,136
5,718	China Unicom Ltd ADR (China)	95,433
3,123	Chunghwa Telecom Co., Ltd ADR (Taiwan)	92,160
5,101	Telefonos de Mexico SAB de CV ADR (Mexico)	92,277

		376,006

Transportation Equipment Manufacturing - 0.2%
2,798	Embraer SA ADR (Brazil)	95,300

	TOTAL COMMON STOCK (Cost $2,201,795)	$2,201,863

INVESTMENT COMPANIES - 62.2%
189,000	iShares MSCI EAFE Index Fund	11,632,950
240,000	iShares MSCI Emerging Markets Index Fund	10,989,600
40,000	Market Vectors Agribusiness ETF	2,247,200
13,300	Oil Services HOLDRS Trust	2,185,722

	TOTAL INVESTMENT COMPANIES (Cost $26,775,308)	$27,055,472

SHORT TERM INVESTMENTS - 67.7%
MONEY MARKET FUNDS - 67.7%
5,790,036	Fidelity Institutional Government Portfolio, 0.01%(b)	$5,790,036
5,790,036	Fidelity Institutional Money Market Portfolio, 0.16%(b)	5,790,036
5,790,037	Goldman Sachs Financial Square Federal Fund, 0.00%(b)	5,790,037
6,320,037	Goldman Sachs Financial Square Government Fund, 0.05%(b)(c)	6,320,037
5,790,037	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(b)	5,790,037

	TOTAL SHORT TERM INVESTMENTS (Cost $29,480,183)	$29,480,183

	TOTAL INVESTMENTS (Cost $58,457,286) - 134.9%	$58,737,518
	Liabilities in Excess of Other Assets - (34.9)%	(15,190,956)

	TOTAL NET ASSETS - 100.0%	$43,546,562

Percentages are stated as a percent of net assets.

(a)	Non income producing

(b)	Represents annualized seven-day yield at February 28, 2011.

(c)	$530,000 of this security is held as collateral for swap contracts.

Spectrum Global Perspective Fund
Futures Contracts
February 28, 2011 (Unaudited)

		Unrealized
Contracts		Appreciation

100	E-Mini NASDAQ-100 Index Futures
	Expiring March 2011 (Underlying Face Amount at Market Value $4,702,500)	$101,075

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  13

Spectrum Global Perspective Fund
Long Equity Swap Contracts
February 28, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation

Credit Suisse Capital, LLC	Materials Select Sector SPDR ETF	55,000	$2,217,372	(0.463%)	9/6/2011	$(47,414)

The accompanying notes are an integral part of these financial statements.
14  DIREXION SEMI-ANNUAL REPORT

Spectrum Equity Opportunity Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 24.0%
Administrative and Support Services - 0.6%
650	Dun & Bradstreet Corp.	$52,520
1,728	Robert Half International, Inc.	55,123

		107,643

Air Transportation - 0.1%
523	Bristow Group, Inc.(a)	25,062

Amusement, Gambling, and Recreation Industries - 0.3%
924	Six Flags Entertainment Corp.	57,621

Broadcasting (except Internet) - 0.3%
1,460	Gaylord Entertainment Co.(a)	52,604

Building Material and Garden Equipment and Supplies Dealers - 0.2%
694	The Home Depot, Inc.	26,004

Chemical Manufacturing - 1.9%
2,379	Jazz Pharmaceuticals, Inc.(a)	58,595
1,808	LSB Industries, Inc.(a)	54,746
1,622	Medicines Co.(a)	28,207
1,117	Mylan, Inc.(a)	25,546
1,450	Sensient Technologies Corp.	48,401
853	Syngenta AG ADR (Switzerland)	57,424
1,320	Westlake Chemical Corp.	63,109

		336,028

Clothing and Clothing Accessories Stores - 1.2%
1,540	Dillard’s, Inc.	65,204
2,780	Finish Line, Inc.	48,539
2,670	Foot Locker, Inc.	53,053
1,270	Genesco, Inc.(a)	50,190

		216,986

Computer and Electronic Product Manufacturing - 3.7%
1,964	Arm Holdings PLC ADR (United Kingdom)	59,450
3,703	Atmel Corp.(a)	54,360
578	Cabot Microelectronics Corp.(a)	28,218
2,230	Ceva, Inc.(a)	50,844
2,945	Fairchild Semiconductor International(a)	51,862
946	FEI Co.(a)	31,719
5,502	Hypercom Corp.(a)	54,965
777	Illumina, Inc.(a)	53,924
1,041	Interdigital, Inc.	49,635
923	MKS Instrument, Inc.	27,709
2,318	NVIDIA Corp.(a)	52,526
2,280	NxStage Medical, Inc.(a)	47,036
3,910	TTM Technologies, Inc.(a)	68,581
800	Xilinx, Inc.	26,600

		657,429

Credit Intermediation and Related Activities - 0.3%
1,031	Signature Bank(a)	53,499

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
1,630	Enersys(a)	57,865

Fabricated Metal Product Manufacturing - 0.8%
1,680	Chart Industries, Inc.(a)	76,255
1,023	Ladish, Inc.(a)	55,488

		131,743

Food and Beverage Stores - 0.3%
1,350	Ruddick Corp.	49,545

Food Services and Drinking Places - 0.5%
1,540	Bob Evans Farms, Inc.	48,263
920	Cracker Barrel Old Country Store, Inc.	45,853

		94,116

General Merchandise Stores - 0.1%
457	Wal Mart Stores, Inc.	23,755

Health and Personal Care Stores - 0.2%
350	McKesson Corp.	27,748

Leather and Allied Product Manufacturing - 0.4%
1,970	Timberland Co.(a)	72,772

Machinery Manufacturing - 1.5%
1,638	Applied Materials, Inc.	26,912
392	Baker Hughes, Inc.	27,852
2,136	Brooks Automation, Inc.(a)	26,807
7,911	Flotek Industries Inc.(a)	51,421
1,346	Kennametal, Inc.	51,767
372	National Oilwell Varco, Inc.	29,600
1,333	Robbins & Myers, Inc.	56,826

		271,185

Management of Companies and Enterprises - 0.4%
1,872	Echostar Corp.(a)	64,958

Merchant Wholesalers, Durable Goods - 0.3%
790	United Stationers, Inc.(a)	53,262

Mining (except Oil and Gas) - 0.8%
6,910	International Coal Group Inc.(a)	68,202
3,050	Patriot Coal Corp.(a)	71,980

		140,182

Miscellaneous Manufacturing - 0.3%
638	Edwards Lifesciences Corp.(a)	54,256

Oil and Gas Extraction - 1.0%
1,985	Approach Resources, Inc.(a)	64,612
860	Contango Oil & Gas Company(a)	52,701
1,420	Petroleum Development Corp.(a)	66,640

		183,953

Paper Manufacturing - 0.4%
2,490	Buckeye Technologies, Inc.	65,238

Petroleum and Coal Products Manufacturing - 1.5%
278	Chevron Corp.	28,843
381	Conocophillips	29,668
2,968	CVR Energy, Inc.(a)	56,095
1,008	Exxon Mobil Corp.	86,214
1,056	Holly Corp.	60,340

		261,160

Pipeline Transportation - 0.5%
1,160	New Jersey Resources Corp.	48,523
797	Western Gas Partners L.P.	28,883

		77,406

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  15

Spectrum Equity Opportunity Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares		Value

Professional, Scientific, and Technical Services - 1.4%
1,553	Accenture PLC	$79,948
1,402	Accretive Health, Inc.(a)	28,503
624	Alexion Pharmaceuticals, Inc.(a)	60,079
666	IHS, Inc.(a)	55,744
540	Teledyne Technologies, Inc.(a)	28,280

		252,554

Publishing Industries (except Internet) - 0.8%
1,821	Aspen Technology, Inc.(a)	27,734
6,426	Mentor Graphics Corp.(a)	102,173

		129,907

Rail Transportation - 0.2%
370	CSX Corp.	27,624

Real Estate - 0.9%
1,440	Kilroy Realty Corp.(a)	55,800
6,110	MFA Financial, Inc.(a)	51,751
2,420	Starwood Property Trust, Inc.(a)	56,604

		164,155

Rental and Leasing Services - 0.3%
1,848	United Rentals, Inc.(a)	57,251

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
1,128	Financial Engines, Inc.(a)	27,534

Support Activities for Transportation - 0.5%
2,250	Hornbeck Offshore Services Inc.(a)	63,922
1,185	UTI Worldwide, Inc.	23,582

		87,504

Telecommunications - 0.5%
908	Hughes Communications, Inc.(b)	54,389
378	Time Warner Cable, Inc.	27,284

		81,673

Transportation Equipment Manufacturing - 0.9%
1,550	Astec Industries, Inc.(a)	53,211
1,071	Greenbrier Companies, Inc.(a)	26,754
473	Honeywell International, Inc.	27,391
694	Transdigm Group, Inc.(a)	55,784

		163,140

Truck Transportation - 0.3%
1,700	Old Dominion Freight Line, Inc.(a)	52,326

Utilities - 0.1%
1,125	Avista Corp.	25,110

	TOTAL COMMON STOCKS (Cost $3,954,895)	4,230,798

INVESTMENT COMPANIES - 38.4%
21,800	Consumer Discretionary Select Sector SPDR Fund	859,138
16,300	iShares Russell Microcap Index Fund	845,248
18,800	iShares S&P North American Natural Resources Sector Index Fund	870,440
14,200	Market Vectors Agribusiness ETF	797,756
42,000	Materials Select Sector SPDR Fund	1,657,320
5,300	Oil Services HOLDRS Trust	871,002
80,000	PowerShares WilderHill Clean Energy Portfolio	860,800

	TOTAL INVESTMENT COMPANIES (Cost $6,701,341)	$6,761,704

SHORT TERM INVESTMENTS - 41.3%
MONEY MARKET FUNDS - 41.3%
1,455,454	Fidelity Institutional Government Portfolio, 0.01%(b)	$1,455,454
1,455,454	Fidelity Institutional Money Market Portfolio, 0.16%(b)	1,455,454
1,455,454	Goldman Sachs Financial Square Federal Fund, 0.00%(b)	1,455,454
1,455,454	Goldman Sachs Financial Square Government Fund, 0.05%(b)	1,455,454
1,455,454	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(b)	1,455,454

	TOTAL SHORT TERM INVESTMENTS (Cost $7,277,270)	$7,277,270

	TOTAL INVESTMENTS (Cost $17,933,506) - 103.7%	$18,269,772
	Liabilities in Excess of Other Assets - (3.7%)	(666,225)

	TOTAL NET ASSETS - 100.0%	$17,603,547

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at February 28, 2011.

Spectrum Equity Opportunity Fund
Futures Contracts
February 28, 2011 (Unaudited)

		Unrealized
Contracts		Appreciation

61	Russell 2000 e-Mini Futures
	Expiring March 2011 (Underlying Face Amount at Market Value $5,016,640)	$175,901

The accompanying notes are an integral part of these financial statements.
16  DIREXION SEMI-ANNUAL REPORT

Statements of Assets And Liabilities
February 28, 2011 (Unaudited)

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Assets:
Investments, at market value (Note 2)	$57,057,958	$58,737,518	$18,269,772
Receivables:
Fund shares sold	149,420	—	57,420
Investment securities sold	—	—	854,403
Deposits at broker for futures	—	189,500	5,940
Due from broker for futures	—	90,500	174,060
Unrealized appreciation on swaps	153,296	—	—
Variation margin	—	11,000	2,101
Dividends and interest	137,816	636	4,802

Total assets	57,498,490	59,029,154	19,368,498

Liabilities:
Payables:
Fund shares redeemed	—	70,000	—
Investment securities purchased	—	15,277,638	1,731,398
Unrealized depreciation on swaps	115,780	47,414	—
Accrued investment advisory fees	43,521	34,219	13,160
Accrued operating services fees	23,936	18,820	7,238
Accrued distribution expense	44,074	34,501	13,155
Accrued tax expense	1,029	—	—

Total liabilities	228,340	15,482,592	1,764,951

Net Assets	$57,270,150	$43,546,562	$17,603,547

Net Assets Consist Of:
Capital stock	$53,475,583	$61,002,981	$18,254,165
Undistributed (Accumulated) net investment income (loss)	200	(356,110)	(129,911)
Undistributed (Accumulated) net realized gain (loss)	2,402,504	(17,434,202)	(1,032,874)
Net unrealized appreciation (depreciation) on:
Investments	1,354,347	280,232	336,266
Futures	—	101,075	175,901
Swaps	37,516	(47,414)	—

Total Net Assets	$57,270,150	$43,546,562	$17,603,547

Calculation of Net Assets Value Per Share:
Net assets	$57,270,150	$43,546,562	$17,603,547
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,480,879	2,161,638	821,474
Net asset value, redemption and offering price per share	$23.08	$20.15	$21.43

Cost of Investments	$55,703,611	$58,457,286	$17,933,506

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  17

Statements of Operations
For the Six Months Ended February 28, 2011 (Unaudited)

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Investment income:
Dividend income	$1,214,105	$263,583	$60,760
Interest income	4,916	8,751	3,578

Total investment income	1,219,021	272,334	64,338

Expenses:
Investment advisory fees	249,049	246,444	76,176
Distribution expenses	249,049	246,444	76,176
Operating services fees	136,977	135,544	41,897

Total expenses before reimbursement/recoupment and excise taxes	635,075	628,432	194,249
Excise tax	1,029	—	—
Less: Reimbursement of expenses from Advisor	(42)	—	—
Plus: Recoupment of previously waived expenses	—	12	—

Total expenses	636,062	628,444	194,249

Net investment (income) loss	582,959	(356,110)	(129,911)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	1,083,370	3,649,779	1,033,196
Futures	277,527	(163,749)	1,223,812
Swaps	1,091,704	457,991	—

	2,452,601	3,944,021	2,257,008

Capital gain distributions from regulated investment companies	311,250	—	—

Change in unrealized appreciation (depreciation) on:
Investments	564,926	47,921	336,266
Futures	—	101,075	278,448
Swaps	11,331	(404,802)	—

	576,257	(255,806)	614,714

Net realized and unrealized gain on investments	3,340,108	3,688,215	2,871,722

Net increase in net assets resulting from operations	$3,923,067	$3,332,105	$2,741,811

The accompanying notes are an integral part of these financial statements.
18  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Spectrum Select		Spectrum Global		Spectrum Equity
	Alternative Fund		Perspective Fund		Opportunity Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28, 2011	Year Ended	February 28, 2011	Year Ended	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$582,959	$624,625	$(356,110)	$(174,275)	$(129,911)	$(128,620)
Net realized gain on investments	2,452,601	5,425,676	3,944,021	3,661,511	2,257,008	1,209,441
Capital gain distributions from regulated investment companies	311,250	222,625	—	2,591	—	—
Change in net unrealized appreciation (depreciation) on investments	576,257	(1,925,146)	(255,806)	(4,313,068)	614,714	(1,006,451)

Net increase (decrease) in net assets resulting from operations	3,923,067	4,347,780	3,332,105	(823,241)	2,741,811	74,370

Distributions to shareholders:
Net investment income	(582,759)	(1,362,145)	—	—	—	—
Net realized gain	(1,370,255)	—	—	—	—	—
Return of capital	—	—	—	(8,295)	—	(68,651)

Total distributions to shareholders	(1,953,014)	(1,362,145)	—	(8,295)	—	(68,651)

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions(a)	10,150,243	14,083,358	(8,807,037)	(11,451,717)	910,018	507,821

Total increase (decrease) in net assets from capital share transactions	10,150,243	14,083,358	(8,807,037)	(11,451,717)	910,018	507,821

Total increase (decrease) in net assets	12,120,296	17,068,993	(5,474,932)	(12,283,253)	3,651,829	513,540

Net assets:
Beginning of year/period	45,149,854	28,080,861	49,021,494	61,304,747	13,951,718	13,438,178

End of year/period	$57,270,150	$45,149,854	$43,546,562	$49,021,494	$17,603,547	$13,951,718

Undistributed (Accumulated) net investment income (loss), end of year/period	$200	$—	$(356,110)	$—	$(129,911)	$—

				.	.	.
(a)  Summary of capital share transactions is as follows:

	Spectrum Select Alternative Fund				Spectrum Global Perspective Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	February 28, 2011 (Unaudited)		August 31, 2010		February 28, 2011 (Unaudited)		August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares sold	645,306	$14,765,941	844,076	$18,165,741	96,205	$1,976,153	318,983	$6,279,206
Shares issued in reinvestment of distributions	84,961	1,913,847	63,328	1,355,569	—	—	419	8,289
Shares redeemed	(283,049)	(6,529,545)	(253,230)	(5,437,952)	(531,281)	(10,783,190)	(919,677)	(17,739,212)

Net increase (decrease)	447,218	$10,150,243	654,174	$14,083,358	(435,076)	$(8,807,037)	(600,275)	$(11,451,717)

	Spectrum Equity Opportunity Fund
	Six Months Ended		Year Ended
	February 28, 2011 (Unaudited)		August 31, 2010
	Shares	Value	Shares	Value

Shares sold	190,389	$3,921,581	152,667	$2,898,842
Shares issued in reinvestment of distributions	—	—	3630	68,651
Shares redeemed	(148,756)	(3,011,563)	(131,967)	(2,459,672)

Net increase	41,633	$910,018	24,330	$507,821

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  19

Financial Highlights

													RATIOS TO AVERAGE NET ASSETS
																	Net
			Net Realized	Net Increase													Investment
	Net Asset		and	(Decrease)	Dividends	Distributions				Net Asset		Net Assets,					Income (Loss)
	Value,	Net	Unrealized	in Net Asset	from Net	from	Return			Value,		End of	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Investment	Gain (Loss)	Value Resulting	Investment	Realized	of Capital		Total	End	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	Income(Loss)[3]	on Investments	from Operations	Income	Capital Gains	Distribution		Distributions	of Year/Period	Return[4]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[5]

Spectrum Select Alternative Fund
Six months ended February 28, 2011 (Unaudited)	$22.20	$0.27	$1.52	$1.79	$(0.27)	$(0.64)	$—		$(0.91)	$23.08	8.21%[2]	$57,270	—	—	2.55%	2.55%	2.34%	106%[2]
Year ended August 31, 2010	20.36	0.36	2.35	2.71	(0.87)	—	—		(0.87)	22.20	13.51%	45,150	—	—	2.55%	2.55%	1.69%	192%
Year ended August 31, 2009	18.33	0.50	2.00	2.50	(0.47)	—	—		(0.47)	20.36	14.09%	28,081	—	—	2.67%	2.59%	2.76%	297%
Year ended August 31, 2008	20.02	0.33	(1.58)	(1.25)	(0.43)	(0.01)	—		(0.44)	18.33	(6.38%)	24,990	—	—	2.57%	2.57%	1.68%	127%
Year ended August 31, 2007	19.54	0.57	0.76	1.33	(0.85)	—	—		(0.85)	20.02	6.93%	40,757	—	—	2.44%	2.44%	2.82%	260%
Year ended August 31, 2006	19.96	0.50	0.34	0.84	(1.26)	—	—		(1.26)	19.54	4.53%	22,725	—	—	2.54%	2.54%	2.57%	898%
Spectrum Global Perspective Fund
Six months ended February 28, 2011 (Unaudited)	18.88	(0.14)	1.41	1.27	—	—	—		—	20.15	6.73%[2]	43,547	—	—	2.55%	2.55%	(1.44%)	656%[2]
Year ended August 31, 2010	19.18	(0.06)	(0.24)	(0.30)	— [6]	—	—		— [6]	18.88	(1.55%)	49,021	—	—	2.55%	2.55%	(0.30%)	1,378%
Year ended August 31, 2009	18.69	(0.02)	0.51	0.49	— [6]	— [6]	—	[6]	— [6]	19.18	2.65%	61,305	—	—	2.52%	2.49%	(0.14%)	1,770%
Year ended August 31, 2008	24.73	(0.16)	(1.48)	(1.64)	(0.84)	(3.56)	—		(4.40)	18.69	(8.96%)	79,849	—	—	2.38%	2.38%	(0.75%)	2,073%
Year ended August 31, 2007	25.93	(0.03)	2.86	2.83	(0.34)	(3.69)	—		(4.03)	24.73	11.32%	110,764	—	—	2.24%	2.24%	(0.12%)	1,259%
Year ended August 31, 2006	23.46	0.06	4.49	4.55	—	(2.08)	—		(2.08)	25.93	20.43%	115,420	—	—	2.23%	2.23%	0.25%	1,693%
Spectrum Equity Opportunity Fund
Six months ended February 28, 2011 (Unaudited)	17.89	(0.17)	3.71	3.54	—	—	—		—	21.43	19.79%[2]	17,604	—	—	2.55%	2.55%	(1.71%)	688%[2]
Year ended August 31, 2010	17.79	(0.17)	0.36	0.19	(0.09)	—	—		(0.09)	17.89	1.06%	13,952	—	—	2.55%	2.55%	(0.91%)	1,447%
Year ended August 31, 2009	17.90	(0.01)	(0.10)	(0.11)	—	—	—	[6]	— [6]	17.79	(0.60%)	13,438	—	—	2.79%	2.72%	(0.09%)	1,485%
Year ended August 31, 2008	21.24	(0.05)	(1.51)	(1.56)	(0.60)	(1.18)	—		(1.78)	17.90	(8.28%)	16,381	—	—	2.63%	2.63%	(0.27%)	1,617%
Year ended August 31, 2007	21.43	(0.03)	1.48	1.45	(0.31)	(1.33)	—		(1.64)	21.24	6.91%	32,858	—	—	2.40%	2.40%	(0.14%)	1,347%
Year ended August 31, 2006	21.85	0.03	0.77	0.80	—	(1.22)	—		(1.22)	21.43	3.85%	48,875	—	—	2.31%	2.31%	0.15%	2,310%

[1]	Annualized.
[2]	Not annualized.
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive to take advantage of anticipated changes in market conditions.
[6]	Amount is less than $0.01 per share.

20  DIREXION SEMI-ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2011 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 32 series of which 4 are included in this report, HCM Freedom Fund, Spectrum Select Alternative Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The HCM Freedom Fund’s objective is long-term capital appreciation with lower volatility than the overall market by employing a dynamic asset allocation strategy. The HCM Freedom Fund has great flexibility in deciding n what to invest and when to invest, and may invest in a broad range of equity and fixed income securities, both domestically and internationally, as well as derivative instruments of these securities.

The Spectrum Select Alternative Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis, by investing primarily in any combination of equity and fixed-income securities based on market conditions, trends and expectations. The Spectrum Global Perspective Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis by investing in equity securities of foreign issuers either directly or indirectly through American Depository Receipts (ADRs), ETFs, foreign currencies, other investment companies and derivative instruments. The Spectrum Equity Opportunity Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis by investing either directly in securities of domestic and foreign issuers or indirectly through ADRs, ETFs, other investment companies and derivative instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund

DIREXION SEMI-ANNUAL REPORT  21

receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at February 28, 2011.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Funds calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.)

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at February 28, 2011.

e) Stock Index Futures Contracts and Options on Futures Contract –  Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign countries. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the

22  DIREXION SEMI-ANNUAL REPORT

contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at February 28, 2011.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – The Spectrum Global Perspective and the Spectrum Equity Opportunity Funds may invest in foreign securities. Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income. No provision for federal income taxes has been made.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For additional discussion on expenses refer to Note 5.

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Funds during the six months ended February 28, 2011 and the year August 31, 2010 were as follows:

	HCM Freedom Fund
	Six Months Ended	Year Ended
	February 28, 2011	August 31,
	(Unaudited)	2010

Distributions paid from:
Ordinary Income	$862,997	$1,474,611
Long-Term Capital Gains	—	—
Return of Capital	—	—

Total Distributions paid	$862,997	$1,474,611

DIREXION SEMI-ANNUAL REPORT  23

	Spectrum Select		Spectrum Global		Spectrum Equity
	Alternative Fund		Perspective Fund		Opportunity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2011	August 31,	February 28, 2011	August 31,	February 28, 2011	August 31,
	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010

Distributions paid from:
Ordinary Income	$1,922,936	$1,362,145	$—	$—	$—	$—
Long-Term Capital Gains	30,078	—	—	—	—	—
Return of Capital	—	—	—	8,295	—	68,651

Total Distributions paid	$1,953,014	$1,362,145	$—	$8,295	$—	$68,651

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2010. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

As of August 31, 2010, the components of distributable earnings of the Funds on a tax basis were as follows:

		Spectrum Select	Spectrum Global	Spectrum Equity
	HCM Freedom Fund	Alternative Fund	Perspective Fund	Opportunity Fund

Net unrealized appreciation/(depreciation)	$417,371	$789,421	$(847,091)	$—

Undistributed ordinary income	520,163	1,108,592	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	520,163	1,108,592	—	—

Other accumulated gain/(loss)	(19,856,222)	(73,499)	(19,941,433)	(3,392,429)

Total accumulated earnings/(loss)	$(18,918,688)	$1,824,514	$(20,788,524)	$(3,392,429)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/ (loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/ (loss) on derivative positions.

The cost basis for investments for federal income tax purposes as of February 28, 2011 was as follows:

	HCM Freedom	Spectrum Select	Spectrum Global	Spectrum Equity
	Fund	Alternative Fund	Perspective Fund	Opportunity Fund

Tax cost of investments	$27,349,020	$55,703,611	$59,536,688	$17,933,506
Gross unrealized appreciation	393,003	1,361,672	347,804	413,904
Gross unrealized depreciation	(1,230)	(7,325)	(1,146,974)	(77,638)

Net unrealized appreciation/(depreciation)	$391,773	$1,354,347	$(799,170)	$336,266

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1 and the end of their fiscal year, August 31, 2010.

At August 31, 2010, no funds deferred, on a tax basis, post-October losses.

24  DIREXION SEMI-ANNUAL REPORT

At August 31, 2010, the following funds had capital loss carryforwards on a tax basis of:

	Expires
	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	Total

HCM Freedom Fund	$7,134,932	$5,679,579	$1,637,612	$5,404,099	$—	$19,856,222
Spectrum Select Alternative Fund	—	—		—	—	—
Spectrum Global Perspective Fund	—	—	—	14,988,713	1,648,038	16,636,751
Spectrum Equity Opportunity Fund	—	—	—	3,256,865	—	3,256,865

Capital Loss Utilized:	8/31/2010

HCM Freedom Fund	$1,707,285
Spectrum Select Alternative Fund	3,209,391
Spectrum Equity Opportunity Fund	1,167,325

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position take or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2011, open Federal and state income tax years include the tax years ended August 31, 2008, August 31, 2009 and August 31, 2010. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

l) Credit Facility – U.S. Bank, N.A. has made available to Funds, with the exception of the HCM Freedom Fund, a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. The Funds did not utilize the Line of Credit during the year ended February 28, 2011:

			Maximum Amount
	Available Borrowing	Outstanding	Outstanding during the	Average
	(Lesser of 33 1/3% of	Balance as of	Six Months Ended	Daily	Interest	Borrowings
	Fund’s Net Assets or)	February 28, 2011	February 28, 2011	Balance	Expense	Charged At

Spectrum Select Alternative Fund	$9,600,000	$—	$—	$—	$—	Prime Rate less 1/2%
Spectrum Global Perspective Fund	9,800,000	—	—	—	—	Prime Rate less 1/2%
Spectrum Equity Opportunity Fund	3,000,000	—	—	—	—	Prime Rate less 1/2%

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DIREXION SEMI-ANNUAL REPORT  25

3.	INVESTMENT TRANSACTIONS

During the year ended February 28, 2011, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

		Spectrum	Spectrum	Spectrum
	HCM	Select	Global	Equity
	Freedom	Alternative	Perspective	Opportunity
	Fund	Fund	Fund	Fund

Purchases	$34,805,000	$51,855,638	$206,303,882	$57,056,413
Sales	$38,423,848	$43,032,794	$184,875,087	$47,408,732

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, applied to each Fund’s average daily net assets at the annual rates presented below:

HCM Freedom Fund	1.00%
Spectrum Select Alternative Fund	1.00%
Spectrum Global Perspective Fund	1.00%
Spectrum Equity Opportunity Fund	1.00%

In addition, the Adviser has entered into sub-advisory agreements with Horizon Capital Management, Inc. for the HCM Freedom Fund, and with Hundredfold Advisors, LLC for the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund (the “Sub-Advised Funds”) whereby each sub-advisor will direct investment activities of their respective Funds. The Adviser pays, out of the management fees it receives from these funds, a fee for these sub-advisory services.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds.

HCM Freedom Fund	0.55%
Spectrum Select Alternative Fund	0.55%
Spectrum Global Perspective Fund	0.55%
Spectrum Equity Opportunity Fund	0.55%

Distribution Expenses: Shares are subject to an annual Rule 12b-1 fee of 0.80% for the HCM Freedom Fund, and up to 1.00% of the average daily net assets for the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the six months ended February 28, 2010. The Distributor is an affiliate of the Adviser.

5.	VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

26  DIREXION SEMI-ANNUAL REPORT

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011:

	HCM Freedom Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies — Fixed Income	$24,669,175	$—	$—	$24,669,175
Short-Term Investments	$3,071,618	$—	$—	$3,071,618

	Spectrum Select Alternative Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies — Equity	$7,912,279	$—	$—	$4,772,760
Investment Companies — Fixed Income	$42,666,482	$—	$—	$45,806,001
Short-Term Investments	$6,479,197	$—	$—	$6,479,197
Other Financial Instruments*	$—	$37,516	$—	$37,516

	Spectrum Global Perspective Fund
Asset Class	Level 1	Level 2	Level 3	Total

Equity Securities	$2,201,863	$—	$—	$2,201,863
Investment Companies — Equity	$27,055,472	$—	$—	$27,055,472
Short-Term Investments	$29,480,183	$—	$—	$29,480,183
Other Financial Instruments*	$101,075	$(47,414)	$—	$53,661

	Spectrum Equity Opportunity Fund
Asset Class	Level 1	Level 2	Level 3	Total

Equity Securities	$4,230,798	$—	$—	$4,230,798
Investment Companies — Equity	$6,761,704	$—	$—	$6,761,704
Short-Term Investments	$7,277,270	$—	$—	$7,277,270
Other Financial Instruments*	$175,901	$—	$—	$175,901

For further detail on each asset class, see Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities.

6.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds uses derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2011, the Funds were invested in futures contracts and equity swap contracts.

DIREXION SEMI-ANNUAL REPORT  27

At February 28, 2011, the fair value of derivatives instruments were as follows:

Asset derivatives[1]
		Equity risk	Total

Spectrum Select Alternative Fund	Swap contracts	$153,296	$153,296

	Total	$153,296	$153,296

Spectrum Global Perspective Fund	Futures contracts*	$101,075	$101,075

	Total	$101,075	$101,075

Spectrum Equity Opportunity Fund	Futures contracts*	$175,901	$175,901

	Total	$175,901	$175,901

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps and variation margin receivable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Liability derivatives[1]
		Equity risk	Total

Spectrum Select Alternative Fund	Swap contracts	$115,780	$115,780

	Total	$115,780	$115,780

Spectrum Global Perspective Fund	Swap contracts	$47,414	$47,414

	Total	$47,414	$47,414

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps.

Transactions in derivative instruments during the six months ended February 28, 2011, were as follows:

		Equity risk	Total

HCM Freedom Fund	Realized gain (loss)[1]
	Futures contracts	$(66,649)	$(66,649)

	Total realized gain (loss)	$(66,649)	$(66,649)

Spectrum Select Alternative Fund	Realized gain (loss)[1]
	Futures contracts	$277,527	$277,527
	Swap contracts	1,091,704	1,091,704

	Total realized gain (loss)	$1,369,231	$1,369,231

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	11,331	11,331

	Total change in unrealized appreciation (depreciation)	$11,331	$11,331

		Equity risk	Total

Spectrum Global Perspective Fund	Realized gain (loss)[1]
	Futures contracts	$(163,749)	$(163,749)
	Swap contracts	457,991	457,991

	Total realized gain (loss)	$294,242	$294,242

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$101,075	$101,075
	Swap contracts	(404,802)	(404,802)

	Total change in unrealized appreciation (depreciation)	$(303,727)	$(303,727)

Spectrum Equity Opportunity Fund	Realized gain (loss)[1]
	Futures contracts	$1,223,812	$1,223,812

	Total realized gain (loss)	$1,223,812	$1,223,812

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$278,448	$278,448

	Total change in unrealized appreciation (depreciation)	$278,448	$278,448

[1]	Statement of Operations location: Net unrealized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures and swaps.

28  DIREXION SEMI-ANNUAL REPORT

For the six months ended February 28, 2011, the volume of the derivatives held by the Funds were as follows:

	Quarterly average gross notional amounts
	Long Futures	Short Futures	Long Equity Swaps
	Contracts	Contracts	Contracts

HCM Freedom Fund	$—	$—	$—
Spectrum Select Alternative Fund	858,147	—	9,726,945
Spectrum Global Perspective Fund	6,751,179	—	2,009,298
Spectrum Equity Opportunity Fund	3,103,513	—	—

The Funds utilize this volume of derivatives as a substitute for investing in comparable positions in underlying securities and/or as a means to limit exposure of a Fund’s position. During the six months ended February 28, 2011, the Spectrum Select Alternative Fund maintained a consistent investment in long equity swap contracts though more pronounced towards the end of the period. The Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund investments in long equity swap contracts occurred closer to the beginning of the year. The three Spectrum Funds maintain investments in long futures contracts throughout the year.

7.	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued an update to improve disclosure about fair value measurements. This update required additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases and sales on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of the accounting standard in their financial statements.

8.	SUBSEQUENT EVENT

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

DIREXION SEMI-ANNUAL REPORT  29

Additional Information
(Unaudited)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

30  DIREXION SEMI-ANNUAL REPORT

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PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

SEMI-ANNUAL REPORT

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
HCM Sub-Advisor
Horizon Capital Management, Inc.
141 Ridgeway Drive
Lafayette, LA 70503

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information or the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Spectrum Funds Sub-Advisor
Hundredfold Advisors, LLC
2940 N. Lynnhaven Road
Virginia Beach, VA 23452

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information or the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	Not Applicable.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Direxion Funds
By (Signature and Title)*	/s/ Daniel D. O’Neill
Daniel D. O’Neill, Chief Executive Officer

     Date 5/5/2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill
Daniel D. O’Neill, Chief Executive Officer

     Date 5/5/2011

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

     Date 5/5/2011

*     Print the name and title of each signing officer under his or her signature.